UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-21335

Exact name of registrant as specified in charter:
Optimum Fund Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Item 1. Reports to Stockholders

Optimum Fixed Income Fund Optimum International Fund Optimum Large Cap Growth Fund Optimum Large Cap Value Fund Optimum Small-Mid Cap Growth Fund Optimum Small-Mid Cap Value Fund

Semiannual Report
September 30, 2008

Table of contents

> Disclosure of Fund expenses	1
> Sector/Country allocations,
credit quality breakdown, and top 10 holdings	3
> Financial statements
Statements of net assets	7
Statements of assets and liabilities	50
Statements of operations	51
Statements of changes in net assets	52
Financial highlights	55
Notes to financial statements	79
> Other Fund information	91
> About the organization	95

The views expressed in this report are as of Sept. 30, 2008, and are subject to change at any time based on market or other conditions. The portfolio is actively managed and current holdings may differ.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks are the property of their respective owners.

Disclosure of Fund expenses

For the period April 1, 2008 to September 30, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 to September 30, 2008.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by the 183/365 (to reflect the one-half year period).

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/08 to
	4/1/08	9/30/08	Ratio	9/30/08
Actual Fund Return
Class A	$1,000.00	$958.80	1.24%	$6.09
Class B	1,000.00	956.70	1.89%	9.27
Class C	1,000.00	955.60	1.89%	9.27
Institutional Class	1,000.00	961.70	0.89%	4.38
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.24%	$6.28
Class B	1,000.00	1,015.59	1.89%	9.55
Class C	1,000.00	1,015.59	1.89%	9.55
Institutional Class	1,000.00	1,020.61	0.89%	4.51

Optimum International Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/08 to
	4/1/08	9/30/08	Ratio	9/30/08
Actual Fund Return
Class A	$1,000.00	$781.40	1.77%	$ 7.90
Class B	1,000.00	778.20	2.42%	10.79
Class C	1,000.00	778.40	2.42%	10.79
Institutional Class	1,000.00	782.30	1.42%	6.34
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.19	1.77%	$ 8.95
Class B	1,000.00	1,012.94	2.42%	12.21
Class C	1,000.00	1,012.94	2.42%	12.21
Institutional Class	1,000.00	1,017.95	1.42%	7.18

(continues)       1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/08 to
	4/1/08	9/30/08	Ratio	9/30/08
Actual Fund Return
Class A	$1,000.00	$859.20	1.60%	$ 7.46
Class B	1,000.00	856.50	2.25%	10.47
Class C	1,000.00	856.50	2.25%	10.47
Institutional Class	1,000.00	860.60	1.25%	5.83
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.05	1.60%	$ 8.09
Class B	1,000.00	1,013.79	2.25%	11.36
Class C	1,000.00	1,013.79	2.25%	11.36
Institutional Class	1,000.00	1,018.80	1.25%	6.33

Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/08 to
	4/1/08	9/30/08	Ratio	9/30/08
Actual Fund Return
Class A	$1,000.00	$884.00	1.54%	$ 7.27
Class B	1,000.00	880.70	2.19%	10.33
Class C	1,000.00	881.50	2.19%	10.33
Institutional Class	1,000.00	885.00	1.19%	5.62
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.35	1.54%	$ 7.79
Class B	1,000.00	1,014.09	2.19%	11.06
Class C	1,000.00	1,014.09	2.19%	11.06
Institutional Class	1,000.00	1,019.10	1.19%	6.02

Optimum Small-Mid Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/08 to
	4/1/08	9/30/08	Ratio	9/30/08
Actual Fund Return
Class A	$1,000.00	$943.30	1.90%	$ 9.26
Class B	1,000.00	940.50	2.55%	12.40
Class C	1,000.00	940.50	2.55%	12.40
Institutional Class	1,000.00	945.10	1.55%	7.56
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.54	1.90%	$ 9.60
Class B	1,000.00	1,012.28	2.55%	12.86
Class C	1,000.00	1,012.28	2.55%	12.86
Institutional Class	1,000.00	1,017.30	1.55%	7.84

Optimum Small-Mid Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/08 to
	4/1/08	9/30/08	Ratio	9/30/08
Actual Fund Return
Class A	$1,000.00	$946.60	1.75%	$ 8.54
Class B	1,000.00	942.80	2.40%	11.69
Class C	1,000.00	942.80	2.40%	11.69
Institutional Class	1,000.00	947.70	1.40%	6.84
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$ 8.85
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11
Institutional Class	1,000.00	1,018.05	1.40%	7.08

Sector allocations and credit quality breakdown

Optimum Fixed Income Fund

As of September 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Agency Collateralized Mortgage Obligations	9.70%
Agency Mortgage-Backed Securities	23.61%
Agency Obligations	2.41%
Commercial Mortgage-Backed Securities	2.53%
Convertible Bonds	0.20%
Corporate Bonds	17.55%
Banking	1.75%
Basic Industry	1.34%
Brokerage	0.81%
Capital Goods	0.90%
Communications	2.89%
Consumer Cyclical	1.49%
Consumer Non-Cyclical	1.74%
Electric	1.45%
Energy	1.31%
Finance Companies	0.91%
Insurance	1.99%
Natural Gas	0.31%
Real Estate	0.10%
Technology	0.33%
Transportation	0.23%
Foreign Agencies	0.84%
Municipal Bonds	1.97%
Non-Agency Asset-Backed Securities	3.26%
Non-Agency Collateralized Mortgage Obligations	20.52%
Regional Agencies	0.30%
Regional Authority	0.05%
Senior Secured Loans	1.36%
Sovereign Agencies	0.16%
Sovereign Debt	5.21%
Supranational Banks	1.57%
U.S. Treasury Obligations	6.66%
Common Stock	0.00%
Convertible Preferred Stock	0.01%
Preferred Stock	0.30%
Warrant	0.00%
Discount Note	0.16%
Repurchase Agreements	2.23%
Securities Lending Collateral	6.96%
Total Value of Securities	107.56%
Obligation to Return Securities Lending Collateral	(6.96%)
Liabilities Net of Receivables and Other Assets	(0.60%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	73.60%
AA	6.89%
A	4.88%
BBB	5.53%
BB	3.88%
B	3.39%
CCC	0.73%
NR	1.10%
Total	100.00%

Country/Sector allocations

Optimum International Fund

As of September 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Country	of Net Assets
Common Stock	98.15%
Australia	6.53%
Austria	0.25%
Belgium	0.82%
Brazil	0.13%
Canada	2.49%
China	0.24%
Finland	1.37%
France	13.60%
Germany	9.84%
Hong Kong	1.43%
India	0.20%
Italy	3.60%
Japan	20.51%
Netherlands	3.89%
New Zealand	0.36%
Norway	0.69%
Republic of Korea	0.48%
Russia	0.48%
Singapore	1.50%
South Africa	0.70%
Spain	4.76%
Sweden	1.02%
Switzerland	3.50%
Taiwan	1.60%
Thailand	0.09%
United Kingdom	18.07%
Preferred Stock	0.36%
Brazil	0.29%
Republic of Korea	0.07%
Discount Note	0.02%
Repurchase Agreements	0.27%
Securities Lending Collateral	14.74%
Total Value of Securities	113.54%
Obligation to Return Securities Lending Collateral	(14.74%)
Receivables and Other Assets Net of Liabilities	1.20%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Automobiles & Components	6.09%
Banking & Finance	17.53%
Capital Goods	1.97%
Consumer Durables & Apparel	4.31%
Energy	12.86%
Food & Staples Retailing	1.28%
Food, Beverage & Tobacco	5.80%
Insurance	6.66%
Materials	8.09%
Media	1.30%
Pharmaceuticals & Biotechnology	9.46%
Real Estate	0.54%
Semiconductors	1.53%
Technology Hardware & Equipment	1.55%
Telecommunication Services	11.98%
Transportation & Shipping	1.92%
Utilities	5.64%
Total	98.51%

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Optimum Large Cap Growth Fund
As of September 30, 2008

Percentage
Sector	of Net Assets
Common Stock	94.43%
Basic Industry/Capital Goods	8.16%
Business Services	5.87%
Consumer Durables	2.01%
Consumer Non-Durables	9.71%
Consumer Services	6.62%
Energy	12.01%
Financials	11.54%
Health Care	13.58%
Technology	21.45%
Transportation	3.13%
Utilities	0.35%
Discount Note	0.30%
Repurchase Agreements	4.30%
Securities Lending Collateral	6.12%
Total Value of Securities	105.15%
Obligation to Return Securities Lending Collateral	(6.12%)
Receivables and Other Assets Net of Liabilities	0.97%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	2.73%
McDonald’s	2.51%
Lockheed Martin	2.20%
Monsanto	2.09%
General Dynamics	2.09%
Microsoft	2.00%
Union Pacific	1.99%
CVS Caremark	1.61%
Nintendo ADR	1.59%
Abbott Laboratories	1.59%

Optimum Large Cap Value Fund
As of September 30, 2008

Percentage
Sector	of Net Assets
Common Stock	96.90%
Consumer Discretionary	10.30%
Consumer Staples	11.70%
Energy	11.82%
Financials	19.03%
Health Care	8.10%
Industrials	11.74%
Information Technology	9.01%
Materials	5.97%
Telecommunications	5.09%
Utilities	4.14%
Discount Note	0.19%
Repurchase Agreements	2.79%
Securities Lending Collateral	6.63%
Total Value of Securities	106.51%
Obligation to Return Securities Lending Collateral	(6.63%)
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Chevron	2.62%
AT&T	2.62%
International Business Machines	2.47%
JPMorgan Chase	2.39%
ConocoPhillips	2.33%
Lockheed Martin	2.17%
MetLife	1.66%
Philip Morris International	1.66%
Allstate	1.64%
Kraft Foods Class A	1.63%

(continues)       5

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Optimum Small-Mid Cap Growth Fund
As of September 30, 2008

Percentage
Sector	of Net Assets
Common Stock	98.39%
Basic Industry/Capital Goods	18.34%
Business Services	6.63%
Consumer Durables	3.80%
Consumer Non-Durables	9.03%
Consumer Services	3.32%
Energy	5.32%
Financials	11.35%
Health Care	13.03%
Real Estate	1.03%
Technology	23.77%
Transportation	2.77%
Exchange Traded Fund	0.12%
Warrant	0.00%
Discount Note	0.01%
Repurchase Agreements	0.10%
Securities Lending Collateral	19.63%
Total Value of Securities	118.25%
Obligation to Return Securities Lending Collateral	(19.63%)
Receivables and Other Assets Net of Liabilities	1.38%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
FLIR Systems	3.53%
Concur Technologies	1.64%
True Religion Apparel	1.62%
Mettler-Toledo International	1.53%
FMC Technologies	1.53%
AMETEK	1.51%
Waste Connections	1.40%
ITT Educational Services	1.26%
Urban Outfitter	1.19%
Nordson	1.19%

Optimum Small-Mid Cap Value Fund
As of September 30, 2008

Percentage
Sector	of Net Assets
Common Stock	91.29%
Basic Industry	16.62%
Business Services	10.18%
Capital Spending	5.58%
Consumer Cyclical	6.33%
Consumer Services	13.61%
Consumer Staples	0.45%
Energy	2.87%
Financial Services	8.46%
Health Care	2.33%
Real Estate	5.54%
Technology	15.94%
Transportation	0.83%
Utilities	2.55%
Exchange Traded Fund	0.41%
Discount Note	0.59%
Repurchase Agreements	8.39%
Securities Lending Collateral	12.86%
Total Value of Securities	113.54%
Obligation to Return Securities Lending Collateral	(12.86%)
Liabilities Net of Receivables and Other Assets	(0.68%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Hercules	2.28%
Flextronics International	2.11%
Ashland	1.89%
Great Plains Energy	1.72%
Albany International	1.68%
Kennametal	1.56%
CapLease	1.45%
Brady Class A	1.43%
Ethan Allen Interiors	1.33%
Acuity Brands	1.32%

Statements of net assets

Optimum Fixed Income Fund

September 30, 2008 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations – 9.70%
Fannie Mae
Series 1996-46 ZA
7.50% 11/25/26	USD	32,739	$34,236
Series 1999-19 PH
6.00% 5/25/29		1,049,818	1,071,219
Series 2001-14 Z
6.00% 5/25/31		72,177	73,595
Series 2002-90 A1
6.50% 6/25/42		21,467	22,413
Series 2002-90 A2
6.50% 11/25/42		90,364	93,934
Series 2003-122 AJ
4.50% 2/25/28		122,209	121,472
Series 2005-22 HE
5.00% 10/25/33		740,000	722,418
Series 2005-29 QD
5.00% 8/25/33		816,000	796,100
Series 2005-54 AK
4.50% 9/25/32		859,838	849,474
Series 2005-67 EY
5.50% 8/25/25		960,000	901,157
Series 2005-94 YD
4.50% 8/25/33		1,480,000	1,356,758
Series 2005-110 MB
5.50% 9/25/35		774,104	785,424
Series 2007-30 OE
0.881% 4/25/37		12,329,787	9,576,085
Series 2008-24 ZA
5.00% 4/25/38		15,378,928	12,720,569
Series 2008-70 BA
4.00% 6/25/21		9,665,963	9,547,926
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39		31,549	33,483
Series 2001-T8 A2
9.50% 7/25/41		16,195	17,675
Series 2002-T4 A3
7.50% 12/25/41		110,943	118,196
Series 2004-T1 1A2
6.50% 1/25/44		47,511	49,676
Fannie Mae Whole Loan
Series 2004-W9 2A1
6.50% 2/25/44		58,027	60,845
Series 2004-W11 1A2
6.50% 5/25/44		166,175	175,921
Series 2004-W15 1A1
6.00% 8/25/44		291,368	295,953
Freddie Mac
Series 1730 Z
7.00% 5/15/24		211,125	222,467
Series 2113 QE
6.00% 11/15/27		2,587	2,591
Series 2165 PE
6.00% 6/15/29		1,044,850	1,063,135
Freddie Mac
Series 2326 ZQ
6.50% 6/15/31		379,746	397,409
Series 2497 BM
5.00% 2/15/22		288,820	290,870
Series 2504 J
5.50% 5/15/16		1,706,168	1,726,014
Series 2552 KB
4.25% 6/15/27		27,747	27,743
Series 2557 WE
5.00% 1/15/18		732,415	722,194
Series 2622 PE
4.50% 5/15/18		2,780,000	2,696,817
Series 2662 MA
4.50% 10/15/31		237,366	236,645
Series 2687 PG
5.50% 3/15/32		1,000,000	991,270
Series 2755 LE
4.00% 9/15/30		557,000	523,187
Series 2762 LG
5.00% 9/15/32		2,000,000	1,968,063
Series 2802 NE
5.00% 2/15/33		700,000	688,747
Series 2809 DC
4.50% 6/15/19		1,000,000	960,434
Series 2827 TE
5.00% 4/15/33		1,335,000	1,311,733
Series 2840 OE
5.00% 2/15/33		1,800,000	1,763,577
Series 2864 PE
5.00% 6/15/33		1,095,000	1,074,491
Series 2869 BG
5.00% 7/15/33		224,000	219,475
Series 2881 TE
5.00% 7/15/33		1,080,000	1,058,305
Series 2889 OG
5.00% 5/15/33		117,000	114,488
Series 2890 PC
5.00% 7/15/30		265,000	264,740
Series 2890 PD
5.00% 3/15/33		1,265,000	1,236,335
Series 2893 PD
5.00% 2/15/33		65,000	63,719
Series 2915 KD
5.00% 9/15/33		447,000	436,299
Series 2915 KP
5.00% 11/15/29		490,000	489,726
Series 2938 ND
5.00% 10/15/33		1,050,000	1,023,715
Series 2939 PD
5.00% 7/15/33		665,000	649,072
Series 2941 XD
5.00% 5/15/33		2,690,000	2,622,726
Series 2987 KG
5.00% 12/15/34		1,430,000	1,392,233

(continues)       7

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac
	Series 3022 MB
	5.00% 12/15/28	USD	260,000	$262,029
	Series 3063 PC
	5.00% 2/15/29		490,000	494,319
	Series 3113 QA
	5.00% 11/15/25		597,003	601,055
	*Series 3128 BC
	5.00% 10/15/27		2,250,000	2,262,098
	Series 3131 MC
	5.50% 4/15/33		445,000	446,318
	Series 3145 LN
	4.50% 10/15/34		1,416,178	1,398,464
	Series 3154 PJ
	5.50% 3/15/27		849,848	865,667
	Series 3173 PE
	6.00% 4/15/35		3,944,000	3,995,703
	Series 3337 PB
	5.50% 7/15/30		505,000	508,832
	Series 3344 ME
	5.50% 7/15/37		1,000,000	948,992
	Series 3476 Z
	5.50% 7/15/38		10,091,877	9,142,887
w	Freddie Mac Structured
	Pass Through Securities
	Series T-54 2A
	6.50% 2/25/43		37,424	38,254
	Series T-58 2A
	6.50% 9/25/43		21,356	22,427
Total Agency Collateralized
	Mortgage Obligations
	(cost $83,298,178)			86,649,794

Agency Mortgage-Backed Securities – 23.61%
	Fannie Mae
	5.50% 1/1/13		220,609	221,425
	5.50% 3/1/37		726,879	717,272
	5.50% 7/1/37		1,945,546	1,919,832
	6.00% 7/1/38		14,738,561	14,803,013
	6.50% 8/1/17		111,708	115,767
•	Fannie Mae ARM
	5.053% 8/1/35		345,589	343,687
	5.134% 11/1/35		478,675	485,128
	5.191% 3/1/38		1,151,168	1,162,197
	5.225% 3/1/38		921,211	929,285
	5.397% 4/1/36		663,011	672,846
	5.955% 8/1/37		906,068	913,315
	6.043% 7/1/37		2,074,052	2,116,720
	6.827% 10/1/33		81,199	82,639
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		37,044	36,384
	5.00% 1/1/34		114,077	112,036
	5.00% 2/1/34		68,546	67,325
	5.00% 8/1/34		103,154	101,280
	Fannie Mae Relocation 30 yr
	5.00% 11/1/34		186,152	182,770
	5.00% 4/1/35		281,177	275,850
	5.00% 10/1/35		229,661	225,311
	5.00% 1/1/36		579,074	568,105
	Fannie Mae S.F. 15 yr
	4.50% 8/1/18		945,992	932,081
	4.50% 6/1/19		1,818,091	1,791,354
	4.50% 11/1/19		2,664,140	2,616,636
	4.50% 6/1/20		2,525,811	2,480,774
	4.50% 7/1/20		2,002,059	1,966,360
	4.50% 6/1/23		2,483,110	2,421,763
	5.00% 2/1/21		2,035,182	2,029,159
	5.00% 5/1/21		242,796	242,836
	5.50% 11/1/22		1,354,316	1,366,526
	5.50% 6/1/23		1,415,439	1,428,200
	6.00% 8/1/22		2,510,186	2,560,021
	Fannie Mae S.F. 15 yr TBA
	4.50% 10/1/23		3,870,000	3,770,831
	Fannie Mae S.F. 20 yr
	5.50% 7/1/24		853,736	857,408
	5.50% 10/1/24		275,620	276,805
	5.50% 12/1/24		863,126	866,839
	Fannie Mae S.F. 30 yr
	4.50% 8/1/33		492,475	467,805
	4.50% 10/1/33		2,062,950	1,959,607
	5.00% 10/1/33		323,600	316,331
	5.00% 2/1/34		283,386	277,020
	5.00% 5/1/34		241,977	236,315
	5.00% 8/1/34		3,224,179	3,151,757
	5.00% 12/1/36		581,859	567,880
	5.00% 12/1/37		425,129	414,559
	5.00% 1/1/38		739,784	721,391
	5.00% 2/1/38		353,695	344,866
	5.50% 3/1/29		185,753	186,627
	5.50% 4/1/29		91,077	91,505
	5.50% 12/1/32		581,666	582,129
	5.50% 7/1/33		1,409,572	1,409,813
	5.50% 12/1/33		209,666	209,702
	*5.50% 4/1/34		3,330,956	3,331,843
	*5.50% 5/1/34		953,160	953,322
	5.50% 6/1/34		1,089,715	1,088,879
	5.50% 7/1/34		1,837,640	1,836,231
	*5.50% 12/1/34		1,614,071	1,612,833
	*5.50% 2/1/35		5,345,652	5,345,158
	5.50% 9/1/36		3,473,861	3,471,197
	*5.50% 7/1/37		7,287,889	7,273,917
	5.50% 12/1/37		1,320,098	1,317,567
	6.00% 9/1/36		861,690	873,779
	6.00% 12/1/36		3,884,954	3,939,458
	*6.00% 7/1/37		1,857,702	1,883,660
	6.00% 3/1/38		774,472	785,216
	6.00% 4/1/38		15,801,389	16,020,602

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae
	S.F. 30 yr
	6.00% 8/1/38	USD	9,985,354	$10,123,880
	6.50% 11/1/33		39,086	40,312
	6.50% 2/1/36		876,427	903,787
	6.50% 3/1/36		1,475,467	1,514,610
	6.50% 6/1/36		1,938,537	1,989,965
	6.50% 8/1/36		1,211,032	1,243,160
	*6.50% 11/1/36		1,092,350	1,121,329
	6.50% 4/1/37		1,366,701	1,402,882
	6.50% 8/1/37		1,889,481	1,939,502
	6.50% 10/1/37		1,542,836	1,583,680
	6.50% 11/1/37		1,510,747	1,550,741
	6.50% 2/1/38		2,207,106	2,265,314
	7.00% 2/1/38		2,051,548	2,145,947
	7.00% 3/1/38		1,763,083	1,844,208
	7.50% 3/1/32		1,859	2,002
	7.50% 4/1/32		7,522	8,101
	7.50% 6/1/32		5,697	6,136
	Fannie Mae S.F. 30 yr TBA
	5.00% 10/1/38		2,690,000	2,621,069
	5.50% 10/25/38		10,755,000	10,724,756
•	Freddie Mac ARM
	5.517% 8/1/36		884,983	899,559
	5.518% 2/1/38		2,148,036	2,150,681
	5.678% 7/1/36		363,743	371,742
	5.754% 9/1/37		1,646,740	1,673,699
	5.821% 10/1/36		1,237,259	1,268,541
	5.86% 5/1/37		2,268,157	2,307,139
	6.34% 2/1/37		1,195,093	1,208,433
	6.411% 12/1/33		185,379	189,946
	6.846% 4/1/34		13,785	13,962
	Freddie Mac Relocation
	30 yr 5.00% 9/1/33		5,271	5,175
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20		1,159,976	1,137,842
	5.00% 6/1/18		394,769	396,320
	Freddie Mac S.F. 20 yr
	5.50% 10/1/23		734,904	737,226
	5.50% 8/1/24		182,792	183,276
	Freddie Mac S.F. 30 yr
	4.50% 10/1/35		824,614	781,353
	5.00% 4/1/35		688,003	672,334
	5.50% 10/1/36		2,874,584	2,862,049
	5.50% 6/1/38		9,946,079	9,901,151
	6.00% 6/1/37		703,638	712,960
	6.50% 11/1/33		90,337	93,183
	6.50% 1/1/35		496,105	512,665
	6.50% 5/1/37		68,390	70,203
	6.50% 1/1/38		2,279,675	2,340,100
	6.50% 2/1/38		3,298,534	3,385,964
	6.50% 8/1/38		684,382	702,523
	7.00% 1/1/38		902,576	945,527
	Freddie Mac S.F. 30 yr TBA
	5.00% 10/1/38		18,580,000	18,098,071
	5.50% 10/1/38		1,120,000	1,114,051
	GNMA I S.F. 30 yr
	7.00% 12/15/34		765,758	806,753
	GNMA II 6.00% 4/20/34		60,507	61,322
Total Agency Mortgage-Backed
	Securities (cost $210,194,386)			210,965,880

Agency Obligations – 2.41%
	Fannie Mae
	*3.25% 4/9/13		2,860,000	2,786,715
	3.625% 2/12/13		1,130,000	1,119,701
	4.375% 3/15/13		830,000	847,192
	*4.75% 11/19/12		1,100,000	1,138,607
	*5.00% 2/16/12		175,000	182,731
*	Federal Farm Credit Bank
	5.125% 8/25/16		485,000	498,306
	Federal Home Loan Bank
	3.625% 10/18/13		3,285,000	3,198,680
^	Financing Corporation
	Interest Strip
	CPN 4.797% 5/2/12		85,000	76,327
	CPN 4.901% 10/6/12		385,000	337,996
	CPN 4.948% 10/6/14		465,000	372,034
	CPN 5.101% 10/6/11		113,000	103,900
	CPN 5.175% 3/26/12		120,000	107,965
	CPN 5.213% 10/6/15		160,000	120,162
	CPN 1 5.162% 5/11/12		270,000	242,333
	CPN 1 5.283% 5/11/15		330,000	253,581
	CPN 4 5.213% 10/6/15		160,000	120,162
	CPN 5 5.065% 8/8/11		39,000	36,151
	CPN 12 5.10% 12/6/11		500,000	455,733
	CPN 13 5.161% 12/27/12		135,000	117,338
	CPN 13 5.208% 6/27/13		320,000	272,134
	CPN 15 4.903% 9/7/13		610,000	514,656
	CPN A 5.098% 8/8/15		122,000	92,563
	CPN A 5.099% 2/8/15		122,000	94,913
	Freddie Mac
	*4.125% 12/21/12		5,470,000	5,531,465
	4.75% 1/19/16		100,000	101,601
*^	Residual Funding
	Principal Strip
	5.175% 10/15/19		3,300,000	1,984,379
*	Tennessee Valley Authority
	4.875% 1/15/48		850,000	814,428
Total Agency Obligations
	(cost $21,290,015)			21,521,753

(continues)    9

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities – 2.53%
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.493% 6/10/39	USD	655,000	$625,386
	•Series 2005-1 A5
	5.239% 11/10/42		675,000	621,558
	•Series 2005-6 AM
	5.352% 9/10/47		255,000	215,249
	Series 2006-4 A4
	5.634% 7/10/46		995,000	885,659
	•Series 2007-2 A2
	5.634% 4/10/49		3,710,000	3,464,493
	•Series 2007-3 A4
	5.838% 6/10/49		645,000	548,149
	Bear Stearns Commercial
	Mortgage Securities
	#Series 2004-ESA E 144A
	5.064% 5/14/16		420,000	421,401
	•Series 2005-T20 A4A
	5.30% 10/12/42		1,000,000	912,313
	•Series 2006-PW12 A4
	5.902% 9/11/38		750,000	681,103
	Series 2006-PW14 A4
	5.201% 12/11/38		500,000	432,816
	•Series 2007-PW16 A4
	5.902% 6/11/40		920,000	792,640
	•Series 2007-T28 A4
	5.742% 9/11/42		710,000	608,169
w	Commercial Mortgage Pass
	Through Certificates
	•#Series 2001-J1A A2
	144A 6.457% 2/14/34		256,444	257,318
	Series 2006-C7 A2
	5.69% 6/10/46		260,000	252,308
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39		140,000	130,148
#	Crown Castle Towers 144A
	Series 2005-1A C
	5.074% 6/15/35		175,000	169,404
	Series 2006-1A B
	5.362% 11/15/36		375,000	363,083
	General Electric Capital
	Commercial Mortgage
	Series 2002-1A A3
	6.269% 12/10/35		325,000	322,745
	Series 2007-C1 A2
	5.417% 12/10/49		2,830,000	2,636,613
	Goldman Sachs Mortgage
	Securities II
	Series 2005-GG4 A4
	4.761% 7/10/39		510,000	453,990
	•@#Series 2006-RR3
	A1S 144A
	5.76% 7/18/56		505,000	282,800
•#	Goldman Sachs Mortgage
	Securities II
	Series 2007-GG10 J
	144A 5.993% 8/10/45		1,956,000	584,832
•	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		460,000	433,376
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37		720,000	693,110
	Series 2002-C2 A2
	5.05% 12/12/34		665,000	629,847
	Series 2003-C1 A2
	4.985% 1/12/37		130,000	122,281
	Series 2006-LDP9 A2
	5.134% 5/15/47		960,000	842,003
	Lehman Brothers-UBS
	Commercial
	Mortgage Trust
	Series 2002-C1 A4
	6.462% 3/15/31		245,000	246,110
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G
	144A 6.12% 3/15/31		140,000	138,463
	Series 2007-IQ14 A4
	5.692% 4/15/49		325,000	276,070
	Series 2007-T27 A4
	5.803% 6/13/42		620,000	537,537
•#	Morgan Stanley Dean Witter
	Capital I Series
	2001-TOP1 E 144A
	7.591% 2/15/33		100,000	80,749
#	NYC Mortgage Loan Trust
	Series 1996 A3 144A
	6.75% 9/25/19		69,415	70,456
•@#	STRIPs III Series 2003-1A AFIX
	144A 3.308% 3/24/18		15,090	14,637
#	Tower 144A
	Series 2004-2A A
	4.232% 12/15/14		195,000	192,237
	Series 2006-1 B
	5.588% 2/15/36		160,000	157,362
	Series 2006-1 C
	5.707% 2/15/36		250,000	232,383
	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-C28 A2
	5.50% 10/15/48		555,000	530,798
	Series 2007-C31A A2
	5.421% 4/15/47		1,880,000	1,742,108
Total Commercial Mortgage-Backed
	Securities (cost $25,814,646)			22,601,704

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds – 0.20%
	Advanced Medical Optics
	3.25% 8/1/26
	exercise price $59.61,
	expiration date 8/1/26	USD	150,000	$98,625
	Advanced Micro Devices
	6.00% 5/1/15
	exercise price $28.08,
	expiration date 5/1/15		1,040,000	510,900
	Electronic Data Systems
	3.875% 7/15/23
	exercise price $34.14,
	expiration date 7/15/23		775,000	751,750
•	Wyeth 2.621% 1/15/24
	exercise price $60.09,
	expiration date 1/14/24		394,000	385,056
Total Convertible Bonds
	(cost $2,160,957)			1,746,331

Corporate Bonds – 17.55%
Banking – 1.75%
	American Express
	Centurion Bank
	5.55% 10/17/12		1,031,000	953,170
•@#	Banco Mercantil 144A
	6.862% 10/13/21		855,000	758,319
	Bank of America
	5.125% 11/15/14		175,000	157,614
	5.30% 3/15/17		715,000	594,913
	•8.00% 12/29/49		1,010,000	800,993
	Bank of New York Mellon
	5.125% 8/27/13		1,815,000	1,732,153
#	Bank of Scotland 144A
	5.25% 2/21/17		930,000	812,662
	BB&T 5.25% 11/1/19		70,000	53,459
	BB&T Capital Trust I
	5.85% 8/18/35		900,000	573,455
	BB&T Capital Trust II
	6.75% 6/7/36		580,000	417,880
	Branch Banking & Trust
	5.625% 9/15/16		350,000	293,111
•	Capital One FSB
	2.919% 3/13/09		555,000	552,350
#	CoBank 144A
	7.875% 4/16/18		320,000	308,673
	JPMorgan Chase
	Capital XXV
	6.80% 10/1/37		1,254,000	963,811
	Mellon Bank
	5.45% 4/1/16		325,000	294,749
	PNC Bank
	6.875% 4/1/18		795,000	762,713
•@∏	Popular North America
	3.191% 4/6/09		295,000	293,833
	Silicon Valley Bank
	5.70% 6/1/12		474,000	445,338
	U.S. Bank North America
	4.80% 4/15/15		318,000	309,477
	4.95% 10/30/14		250,000	242,502
•	USB Capital IX
	6.189% 4/15/49		1,405,000	688,782
	Wells Fargo
	5.625% 12/11/17		790,000	727,310
•	Wells Fargo Capital XIII
	7.70% 12/29/49		3,335,000	2,910,787
				15,648,054
Basic Industry – 1.34%
#	ArcelorMittal 144A
	6.125% 6/1/18		1,000,000	887,663
	California Steel Industries
	6.125% 3/15/14		175,000	143,938
	CPG International I
	10.50% 7/1/13		109,000	74,665
	Domtar 7.125% 8/15/15		101,000	93,425
	duPont (E.I.) deNemours
	6.00% 7/15/18		725,000	708,980
#	Evraz Group 144A
	9.50% 4/24/18		2,119,000	1,536,274
	Freeport McMoRan
	Copper & Gold
	8.25% 4/1/15		55,000	54,104
	8.375% 4/1/17		685,000	675,733
	Georgia-Pacific
	7.70% 6/15/15		95,000	87,400
	8.875% 5/15/31		22,000	19,250
	*9.50% 12/1/11		14,000	13,930
#	GTL Trade Finance 144A
	7.25% 10/20/17		416,000	399,504
	Innophos 8.875% 8/15/14		268,000	269,340
#	Innophos Holding 144A
	9.50% 4/15/12		145,000	147,175
	Lubrizol 4.625% 10/1/09		451,000	448,961
#	MacDermid 144A
	9.50% 4/15/17		439,000	370,955
	Momentive Performance
	Materials
	9.75% 12/1/14		380,000	302,100
	NewPage 10.00% 5/1/12		349,000	314,100
#	Nine Dragons Paper
	Holdings 144A
	7.875% 4/29/13		646,000	594,281
•	Noranda Aluminum
	Acquisition
	6.828% 5/15/15		220,000	168,300

(continues)    11

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Norske Skog Canada
	8.625% 6/15/11	USD	195,000	$155,025
#	Norske Skogindustrier 144A
	7.125% 10/15/33		370,000	212,750
@=∏	Port Townsend
	12.431% 8/27/12		82,600	81,774
	Potlatch 13.00% 12/1/09		315,000	341,372
	Rio Tinto Finance USA
	6.50% 7/15/18		115,000	108,937
#	Rock-Tenn 144A
	9.25% 3/15/16		177,000	180,540
	Rockwood Specialties Group
	7.50% 11/15/14		240,000	229,200
#	Ryerson 144A
	•10.176% 11/1/14		210,000	172,200
	12.00% 11/1/15		80,000	68,400
#	Sappi Papier Holding 144A
	6.75% 6/15/12		439,000	347,081
#	Severstal 144A
	9.75% 7/29/13		1,213,000	1,000,725
#	Steel Dynamics 144A
	7.75% 4/15/16		781,000	698,995
	Vale Overseas
	6.875% 11/21/36		850,000	760,841
#	Vedanta Resources 144A
	9.50% 7/18/18		210,000	179,319
•	Verso Paper Holdings
	6.551% 8/1/14		105,000	87,150
				11,934,387
Brokerage – 0.81%
	AMVESCAP 4.50% 12/15/09		313,000	300,291
	Citigroup 6.50% 8/19/13		3,705,000	3,296,202
	Goldman Sachs Group
	5.95% 1/18/18		495,000	409,046
	6.15% 4/1/18		865,000	720,481
	6.75% 10/1/37		716,000	479,146
	Jefferies Group
	6.45% 6/8/27		501,000	369,339
	JPMorgan Chase
	6.40% 5/15/38		1,148,000	995,513
	LaBranche 11.00% 5/15/12		69,000	65,205
	Lazard Group
	6.85% 6/15/17		150,000	124,421
	Lehman Brothers Holdings
	6.75% 12/28/17		1,205,000	6,025
	6.875% 7/17/37		447,000	2,235
	Morgan Stanley
	5.375% 10/15/15		725,000	449,939
				7,217,843
Capital Goods – 0.90%
*	Associated Materials
	9.75% 4/15/12		280,000	277,200
	BWAY 10.00% 10/15/10		395,000	385,125
	Casella Waste Systems
	9.75% 2/1/13		366,000	360,510
	DRS Technologies
	7.625% 2/1/18		344,000	361,200
	General Electric
	5.25% 12/6/17		1,390,000	1,218,427
	Graham Packaging
	8.50% 10/15/12		138,000	128,340
	*9.875% 10/15/14		270,000	236,250
	Graphic Packaging
	International
	9.50% 8/15/13		809,000	736,190
	Greenbrier
	8.375% 5/15/15		605,000	523,325
	Hexion US Finance
	9.75% 11/15/14		200,000	159,000
	Intertape Polymer
	8.50% 8/1/14		97,000	82,208
#	Moog 144A
	7.25% 6/15/18		160,000	154,400
*	NXP BV Funding
	9.50% 10/15/15		298,000	154,215
	Owens Brockway
	Glass Container
	6.75% 12/1/14		295,000	281,725
	Thermadyne Industries
	9.50% 2/1/14		305,000	291,275
	Tyco Electronics Group
	5.95% 1/15/14		865,000	851,817
	7.125% 10/1/37		1,054,000	998,865
	Vitro 11.75% 11/1/13		521,000	450,665
	Vought Aircraft Industries
	8.00% 7/15/11		395,000	345,625
				7,996,362
Communications – 2.89%
	AT&T 5.60% 5/15/18		890,000	798,019
	AT&T Wireless
	8.125% 5/1/12		1,151,000	1,228,588
	CCO Holdings
	8.75% 11/15/13		1,105,000	966,875
•	Centennial Communications
	8.541% 1/1/13		126,000	115,290
#	Charter Communications
	Operating 144A
	10.875% 9/15/14		852,000	830,700
	Cincinnati Bell
	7.00% 2/15/15		155,000	130,975
	Citizens Communications
	7.125% 3/15/19		790,000	632,000

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Clear Channel
	Communications
	144A 10.75% 8/1/16	USD	200,000	$105,000
	Comcast
	•3.088% 7/14/09		344,000	336,671
	5.875% 2/15/18		665,000	593,964
	6.30% 11/15/17		499,000	459,603
	Comcast Cable Holdings
	10.125% 4/15/22		329,000	378,568
	Cricket Communications
	9.375% 11/1/14		662,000	618,970
	9.375% 11/1/14		85,000	79,475
	CSC Holdings
	6.75% 4/15/12		560,000	515,900
#	CSC Holdings 144A
	8.50% 6/15/15		230,000	214,763
	Dex Media West
	9.875% 8/15/13		428,000	266,430
#	Digicel 144A
	9.25% 9/1/12		926,000	921,370
#	DirecTV Holdings 144A
	7.625% 5/15/16		584,000	531,440
#	Expedia 144A
	8.50% 7/1/16		140,000	126,700
	GCI 7.25% 2/15/14		30,000	26,250
	Grupo Televisa
	8.49% 5/11/37	MXN	7,400,000	599,524
	Hughes Network
	Systems/Finance
	9.50% 4/15/14	USD	186,000	181,350
Ω	Inmarsat Finance
	10.375% 11/15/12		811,000	802,890
	Intelsat Jackson Holdings
	11.25% 6/15/16		695,000	679,363
#	Intelsat Subsidiary
	Holding 144A
	8.875% 1/15/15		100,000	92,000
*	Lamar Media
	6.625% 8/15/15		515,000	428,738
#	LBI Media 144A
	8.50% 8/1/17		88,000	58,520
	LIN Television
	6.50% 5/15/13		140,000	109,900
	Lucent Technologies
	6.45% 3/15/29		242,000	148,830
	MetroPCS Wireless
	9.25% 11/1/14		1,144,000	1,075,360
#	Nordic Telephone
	Holdings 144A
	8.875% 5/1/16		225,000	205,875
	Nortel Networks
	•7.041% 7/15/11		222,000	149,295
	10.75% 7/15/16		300,000	185,250
#	Nortel Networks 144A
	10.75% 7/15/16		311,000	192,043
*	PAETEC Holding
	9.50% 7/15/15		157,000	108,330
	Quebecor Media
	7.75% 3/15/16		264,000	232,320
	Qwest Capital Funding
	7.25% 2/15/11		290,000	272,600
	Rogers Communications
	6.80% 8/15/18		1,600,000	1,516,303
	Sprint Capital
	8.375% 3/15/12		1,060,000	954,685
	Sprint Nextel
	6.00% 12/1/16		270,000	208,212
	Telecom Italia Capital
	4.00% 1/15/10		661,000	642,023
	7.721% 6/4/38		565,000	469,481
	Thomson Reuters
	5.95% 7/15/13		460,000	459,931
	6.50% 7/15/18		620,000	593,995
	Time Warner Cable
	7.30% 7/1/38		455,000	405,883
	Time Warner Telecom
	Holdings
	9.25% 2/15/14		144,000	133,920
*	Univision
	Communications
	7.85% 7/15/11		45,000	35,325
	Verizon Communications
	5.55% 2/15/16		914,000	843,585
	6.10% 4/15/18		410,000	379,262
	Videotron
	6.375% 12/15/15		5,000	4,425
#	Videotron 144A
	9.125% 4/15/18		220,000	223,300
#	Vimpelcom 144A
	9.125% 4/30/18		2,521,000	1,959,794
	Virgin Media Finance
	8.75% 4/15/14		375,000	316,875
#	Vivendi 144A
	6.625% 4/4/18		695,000	670,143
	Vodafone Group
	5.00% 9/15/15		235,000	207,106
	Windstream
	8.125% 8/1/13		356,000	339,980
#	XM Satellite Radio
	Holdings 144A
	13.00% 8/1/13		155,000	92,225
				25,856,192
Consumer Cyclical – 1.49%
	Centex
	4.55% 11/1/10		165,000	146,850
	5.125% 10/1/13		65,000	51,675
	Corrections Corporation
	of America
	6.25% 3/15/13		125,000	117,500

(continues)    13

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	CVS Caremark
	4.875% 9/15/14	USD	548,000	$513,279
	5.75% 6/1/17		568,000	531,674
	•6.302% 6/1/37		1,897,000	1,515,932
•	Daimler Finance
	North America
	3.241% 8/3/09		620,000	617,346
*	Denny’s Holdings
	10.00% 10/1/12		85,000	77,775
*	Dollar General
	10.625% 7/15/15		521,000	515,790
	DR Horton
	6.00% 4/15/11		385,000	346,500
	7.875% 8/15/11		280,000	253,400
	Ford Motor 7.45% 7/16/31		1,371,000	596,385
	Ford Motor Credit
	7.80% 6/1/12		510,000	316,893
#	Galaxy Entertainment
	Finance 144A
	•8.133% 12/15/10		560,000	389,200
	9.875% 12/15/12		330,000	226,050
	Gaylord Entertainment
	6.75% 11/15/14		100,000	84,500
	8.00% 11/15/13		353,000	308,875
*	General Motors
	7.20% 1/15/11		560,000	330,400
	8.375% 7/15/33		877,000	355,185
	General Motors Nova
	Scotia Finance
	6.85% 10/15/08		65,000	64,513
	Global Cash Access
	8.75% 3/15/12		218,000	192,930
•	GMAC 4.054% 5/15/09		465,000	336,493
	Goodyear Tire & Rubber
	9.00% 7/1/15		150,000	149,250
	Harrah’s Operating
	5.50% 7/1/10		197,000	148,735
#	Harrah’s Operating 144A
	10.75% 2/1/16		200,000	103,000
	Lear 8.75% 12/1/16		485,000	339,500
	Levi Strauss 9.75% 1/15/15		157,000	131,880
	M/I Homes
	6.875% 4/1/12		120,000	96,600
	MGM MIRAGE
	7.50% 6/1/16		345,000	253,575
	Mobile Mini
	6.875% 5/1/15		160,000	140,000
*	Neiman Marcus Group
	10.375% 10/15/15		844,000	711,069
	Pinnacle Entertainment
	8.25% 3/15/12		70,000	67,988
	8.75% 10/1/13		195,000	187,688
#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		453,000	460,928
	Ryland Group
	5.375% 5/15/12		325,000	266,500
	6.875% 6/15/13		310,000	260,400
*	Sally Holdings
	10.50% 11/15/16		280,000	267,400
*	Tenneco 8.625% 11/15/14		280,000	224,000
	Toll
	8.25% 2/1/11		375,000	361,875
	8.25% 12/1/11		105,000	101,325
	Travelport 9.875% 9/1/14		285,000	233,700
*#	TRW Automotive 144A
	7.00% 3/15/14		165,000	136,950
•	Viacom 3.169% 6/16/09		238,000	235,461
	Wal-Mart Stores
	6.20% 4/15/38		600,000	549,073
				13,316,042
Consumer Non-Cyclical – 1.74%
	ACCO Brands
	7.625% 8/15/15		91,000	70,070
*	Advanced Medical Optics
	7.50% 5/1/17		311,000	272,125
	Alliance Imaging
	7.25% 12/15/12		155,000	141,825
#	AmBev International
	Finance 144A
	9.50% 7/24/17	BRL	581,000	222,968
	Aramark 8.50% 2/1/15	USD	537,000	507,465
	AstraZeneca 5.90% 9/15/17		370,000	364,939
#	Bausch & Lomb 144A
	9.875% 11/1/15		1,153,000	1,098,233
	Biomet 10.00% 10/15/17		275,000	281,875
*	Chiquita Brands
	International
	8.875% 12/1/15		315,000	256,725
	Community Health
	Systems
	8.875% 7/15/15		285,000	272,175
*	Constellation Brands
	8.125% 1/15/12		132,000	128,700
	Covidien International
	Finance
	6.00% 10/15/17		866,000	857,074
	6.55% 10/15/37		302,000	291,260
	CRC Health
	10.75% 2/1/16		172,000	133,300

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Del Monte
	6.75% 2/15/15	USD	54,000	$48,870
	8.625% 12/15/12		40,000	39,800
	Delhaize America
	9.00% 4/15/31		472,000	496,706
	Diageo Capital
	5.75% 10/23/17		539,000	518,126
#	Dr Pepper Snapple
	Group 144A
	6.82% 5/1/18		1,470,000	1,421,372
	GlaxoSmithKline Capital
	4.375% 4/15/14		240,000	227,952
	5.65% 5/15/18		980,000	932,123
	HCA 9.25% 11/15/16		1,132,000	1,103,700
*	HCA PIK 9.625% 11/15/16		78,000	74,295
•	HealthSouth
	9.133% 6/15/14		486,000	473,850
	Iron Mountain
	6.625% 1/1/16		96,000	90,720
	8.00% 6/15/20		372,000	358,980
*	Jarden 7.50% 5/1/17		313,000	262,138
	Kraft Foods
	4.125% 11/12/09		10,000	9,929
	6.125% 2/1/18		994,000	932,769
	Quest Diagnostic
	5.45% 11/1/15		763,000	724,314
	6.95% 7/1/37		461,000	442,974
	Select Medical
	7.625% 2/1/15		370,000	301,550
#	Seminole Indian Tribe of
	Florida 144A
	7.804% 10/1/20		195,000	181,317
	8.03% 10/1/20		80,000	75,329
	Tyson Food 7.35% 4/1/16		145,000	120,350
	Visant Holding
	8.75% 12/1/13		106,000	97,785
	Wyeth 5.50% 2/1/14		1,713,000	1,699,982
				15,533,665
Electric – 1.45%
	AES
	7.75% 3/1/14		38,000	35,530
	8.00% 10/15/17		113,000	102,548
#	AES 144A
	8.00% 6/1/20		591,000	520,080
	8.75% 5/15/13		63,000	63,630
	Baltimore Gas & Electric
	6.125% 7/1/13		350,000	346,059
	Columbus Southern Power
	6.05% 5/1/18		281,000	263,506
	Commonwealth Edison
	6.15% 9/15/17		426,000	403,550
	Detroit Edison
	5.60% 6/15/18		302,000	281,607
	Dominion Resources
	•6.30% 9/30/66		810,000	713,424
	6.40% 6/15/18		100,000	95,813
	Duquense Light Holdings
	5.50% 8/15/15		756,000	664,819
	Edison Mission Energy
	7.625% 5/15/27		524,000	427,060
	Elwood Energy
	8.159% 7/5/26		195,699	180,300
	Florida Power
	6.40% 6/15/38		590,000	560,482
•	FPL Group Capital
	6.65% 6/17/67		1,080,000	859,442
	Illinois Power
	6.125% 11/15/17		328,000	301,610
*	ISA Capital do Brasil
	7.875% 1/30/12		145,000	139,563
#	ISA Capital do Brasil 144A
	7.875% 1/30/12		562,000	540,925
	8.80% 1/30/17		295,000	283,938
#	Korea Southern
	Power 144A
	5.375% 4/18/13		542,000	527,830
	Midamerican Funding
	6.75% 3/1/11		10,000	10,649
	Midwest Generation
	8.30% 7/2/09		67,984	68,878
	Mirant North America
	7.375% 12/31/13		276,000	260,820
	NRG Energy
	7.375% 2/1/16		475,000	428,688
	Orion Power Holdings
	12.00% 5/1/10		271,000	264,225
	Peco Energy
	5.35% 3/1/18		225,000	204,766
#	Pedernales Electric
	Cooperative 144A
	6.202% 11/15/32		620,000	569,284
#	Power Contract
	Financing 144A
	6.256% 2/1/10		84,034	85,151
•	PPL Capital Funding
	6.70% 3/30/67		1,555,000	1,262,064
	South Carolina
	Electric & Gas
	6.50% 11/1/18		360,000	362,740
#	Texas Competitive Electric
	Holdings 144A
	10.25% 11/1/15		1,447,000	1,313,152
#	TXU Australia 144A
	6.15% 11/15/13		375,000	370,916

(continues)    15

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Union Electric
	6.70% 2/1/19	USD	230,000	$222,501
#	West Penn Power 144A
	5.95% 12/15/17		204,000	189,624
				12,925,174
Energy – 1.31%
	Apache 6.90% 9/15/18		645,000	647,094
	Chesapeake Energy
	6.375% 6/15/15		45,000	40,388
	6.625% 1/15/16		227,000	204,868
	Complete Production Service
	8.00% 12/15/16		126,000	120,330
	Compton Petroleum Finance
	7.625% 12/1/13		329,000	290,343
#	Connacher Oil & Gas 144A
	10.25% 12/15/15		400,000	386,000
#	Copano Energy 144A
	7.75% 6/1/18		155,000	136,400
	Enbridge Energy Partners
	6.50% 4/15/18		610,000	563,878
	Energy Partners
	9.75% 4/15/14		95,000	70,300
	Frontier Oil
	8.50% 9/15/16		120,000	116,100
	Geophysique-Veritas
	7.50% 5/15/15		32,000	30,720
	7.75% 5/15/17		239,000	228,245
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		926,000	870,440
#	Hilcorp Energy I 144A
	7.75% 11/1/15		222,000	192,030
	9.00% 6/1/16		176,000	161,040
	International Coal Group
	10.25% 7/15/14		310,000	278,225
#	Key Energy Services 144A
	8.375% 12/1/14		113,000	109,045
#	Lukoil International
	Finance 144A
	6.356% 6/7/17		380,000	289,750
	Mariner Energy
	8.00% 5/15/17		204,000	173,400
	MarkWest Energy Partners
	8.75% 4/15/18		265,000	253,075
	Massey Energy
	6.875% 12/15/13		312,000	283,920
	OPTI Canada
	7.875% 12/15/14		130,000	115,700
	8.25% 12/15/14		320,000	288,000
	Petro-Canada
	6.05% 5/15/18		680,000	594,615
	PetroHawk Energy
	9.125% 7/15/13		219,000	206,955
#	PetroHawk Energy 144A
	7.875% 6/1/15		210,000	183,750
	Petroleum Development
	12.00% 2/15/18		185,000	178,525
#	Plains All American
	Pipeline 144A
	6.50% 5/1/18		1,100,000	994,012
	Plains Exploration &
	Production
	7.00% 3/15/17		110,000	96,250
	7.625% 6/1/18		635,000	565,150
	Range Resources
	7.25% 5/1/18		145,000	137,750
	Suncor Energy
	6.50% 6/15/38		206,000	172,651
	TNK-BP Finance
	7.875% 3/13/18		442,000	318,240
	TransCanada Pipelines
	7.25% 8/15/38		605,000	583,299
	Weatherford International
	6.00% 3/15/18		255,000	229,340
	6.35% 6/15/17		165,000	152,960
	Whiting Petroleum
	7.25% 5/1/13		400,000	373,000
	Williams 7.50% 1/15/31		165,000	150,531
	XTO Energy
	5.50% 6/15/18		440,000	389,637
	6.75% 8/1/37		600,000	533,957
				11,709,913
Finance Companies – 0.91%
	Capmark Financial Group
	6.30% 5/10/17		352,000	138,485
	Cardtronics 9.25% 8/15/13		372,000	336,660
	Caterpillar Financial
	Services
	7.05% 10/1/18		480,000	480,146
	FTI Consulting
	7.625% 6/15/13		508,000	520,065
	General Electric Capital
	4.80% 5/1/13		845,000	771,496
	5.125% 1/28/14	SEK	2,500,000	351,496
	5.625% 5/1/18	USD	855,000	723,985
	5.875% 1/14/38		1,455,000	1,075,816
	•6.50% 2/2/11	NOK	3,500,000	577,393

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
	General Electric Capital
	UK Funding
	4.625% 1/18/16	GBP	226,000	$315,304
•	Goldman Sachs Capital II
	5.793% 12/29/49	USD	1,818,000	799,211
•	HSBC Financial
	3.457% 4/24/10	CAD	283,000	260,595
•#	ILFC E-Capital
	Trust II 144A
	6.25% 12/21/65	USD	405,000	121,156
	International Lease Finance
	5.35% 3/1/12		413,000	305,946
	5.875% 5/1/13		255,000	161,454
	6.625% 11/15/13		665,000	408,050
#	Lender Processing
	Services 144A
	8.125% 7/1/16		135,000	132,300
	Leucadia National
	8.125% 9/15/15		114,000	111,435
#	Nuveen Investments 144A
	10.50% 11/15/15		425,000	329,375
•#	Xstrata Finance 144A
	3.154% 11/13/09		255,000	249,837
				8,170,205
Insurance – 1.99%
	21st Century Insurance
	5.90% 12/15/13		275,000	168,608
#	Berkshire Hathaway
	Finance 144A
	5.40% 5/15/18		440,000	427,020
•	Everest Reinsurance
	Holdings
	6.60% 5/15/37		860,000	503,342
#	Farmers Insurance
	Exchange 144A
	8.625% 5/1/24		610,000	583,462
	FBL Financial Group
	5.875% 3/15/17		720,000	636,260
•	Hartford Financial
	Services Group
	8.125% 6/15/38		2,335,000	1,991,911
@#	Max USA Holdings 144A
	7.20% 4/14/17		275,000	281,398
	MetLife 6.817% 8/15/18		105,000	99,525
•#	MetLife Capital
	Trust X 144A
	9.25% 4/8/38		2,100,000	1,998,150
#	Metropolitan Life Global
	Funding I 144A
	4.25% 7/30/09		420,000	412,515
	5.125% 4/10/13		1,070,000	1,040,511
@∏	Montpelier Re Holdings
	6.125% 8/15/13		140,000	138,722
#	New York Life Global
	Funding 144A
	4.65% 5/9/13		2,330,000	2,330,910
#	NLV Financial 144A
	6.50% 3/15/35		385,000	330,656
•#	Oil Insurance 144A
	7.558% 12/29/49		2,295,000	1,748,616
•	PartnerRe Finance II
	6.44% 12/1/66		1,148,000	830,886
•#	Symetra Financial 144A
	8.30% 10/15/37		515,000	335,204
	Transatlantic Holdings
	5.75% 12/14/15		1,154,000	1,106,357
•w@#	Twin Reefs Pass Through
	Trust 144A
	3.463% 12/31/49		300,000	30,375
	UnitedHealth Group
	5.50% 11/15/12		778,000	744,424
	5.80% 3/15/36		482,000	366,744
	Unitrin 6.00% 5/15/17		485,000	407,929
	WellPoint
	5.00% 1/15/11		561,000	558,044
	5.00% 12/15/14		454,000	415,515
•#	White Mountains
	Re Group 144A
	7.506% 5/29/49		423,000	279,795
				17,766,879
Natural Gas – 0.31%
	AmeriGas Partners
	7.125% 5/20/16		190,000	171,000
	CenterPoint Energy
	Resources
	6.00% 5/15/18		90,000	78,895
	Dynergy Holdings
	7.75% 6/1/19		1,013,000	815,465
	El Paso
	6.875% 6/15/14		119,000	110,345
	7.00% 6/15/17		140,000	125,771
#	El Paso Performance-
	Linked Trust 144A
	7.75% 7/15/11		158,000	160,786
	Enterprise Products
	Operating
	6.50% 1/31/19		96,000	89,596
	•*8.375% 8/1/66		352,000	326,748
	Ferrellgas Finance Escrow
	6.75% 5/1/14		226,000	185,320
	Inergy Finance
	6.875% 12/15/14		132,000	116,160
	8.25% 3/1/16		171,000	158,175

(continues)     17

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Kinder Morgan
Energy Partners
6.95% 1/15/38	USD	320,000	$275,022
Regency Energy Partners
8.375% 12/15/13		175,000	158,375
			2,771,658
Real Estate – 0.10%
Host Hotels & Resorts
7.125% 11/1/13		458,000	409,910
Regency Centers
5.875% 6/15/17		305,000	270,253
•# USB Realty 144A
6.091% 12/22/49		500,000	230,160
			910,323
Technology – 0.33%
Broadridge Financial
Solutions
6.125% 6/1/17		198,000	169,641
Freescale Semiconductor
•6.694% 12/15/14		225,000	151,875
8.875% 12/15/14		460,000	319,700
International Business
Machines
4.00% 11/11/11	EUR	400,000	546,439
Sungard Data Systems
10.25% 8/15/15	USD	1,231,000	1,074,048
Xerox 5.50% 5/15/12		721,000	687,985
			2,949,688
Transportation – 0.23%
Burlington North Santa Fe
5.75% 3/15/18		283,000	271,933
# DP World 144A
6.85% 7/2/37		340,000	252,370
Hertz 8.875% 1/1/14		154,000	133,595
Kansas City Southern
de Mexico
9.375% 5/1/12		295,000	302,375
‡ Northwest Airlines
10.00% 2/1/09		65,000	569
Red Arrow International
Leasing
8.375% 6/30/12	RUB	28,962,641	1,027,050
Seabulk International
9.50% 8/15/13	USD	90,000	94,050
			2,081,942
Total Corporate Bonds
(cost $179,205,807)			156,788,327

Foreign Agencies – 0.84%Δ
France – 0.04%
France Telecom
7.75% 3/1/11		299,000	313,971
			313,971
Germany – 0.58%
KFW
3.50% 7/4/21	EUR	975,000	1,223,752
4.125% 7/4/17	EUR	1,539,000	2,115,733
6.50% 11/15/11	NZD	1,750,000	1,170,762
8.00% 12/21/12	NZD	480,000	338,391
Rentenbank
1.375% 4/25/13	JPY	40,000,000	376,224
			5,224,862
Qatar – 0.09%
# Ras Laffan Liquefied
Natural Gas III 144A
5.832% 9/30/16	USD	400,000	387,712
5.838% 9/30/27		500,000	432,239
			819,951
Republic of Korea – 0.09%
Korea Development Bank
5.30% 1/17/13		810,000	805,308
			805,308
United Arabic Emirates – 0.04%
# Taqa Abu Dhabi National
Energy 144A
7.25% 8/1/18		338,000	330,089
			330,089
Total Foreign Agencies
(cost $7,521,214)			7,494,181

Municipal Bonds – 1.97%
Aruba Airport Authority
Series 1997 A
7.70% 1/1/13 (MBIA)		147,000	156,093
California State
5.00% 2/1/33		60,000	64,838
§5.00% 2/1/33-14		5,000	4,610
California State University
Systemwide Revenue
Series A
5.00% 11/1/30
(AMBAC)		195,000	180,966
Connecticut State Series A
5.85% 3/15/32		1,565,000	1,616,942
Escondido, California Joint
Powers Financing
Authority Series B
5.53% 9/1/18 (FGIC)		1,940,000	1,898,950
Escondido, California
Revenue (Wastewater
Capital Projects)
Certificates of
Participation Series B
5.75% 9/1/25 (MBIA)		465,000	434,012
Frisco, Texas Economic
Development
6.30% 2/15/30 (FSA)		1,135,000	1,164,419

		Principal		Value
		Amount°		(U.S. $)
Municipal Bonds (continued)
	La Quinta, California
	Redevelopment
	Agency Tax
	Allocation Project #1
	5.45% 9/1/13
	(AMBAC)	USD	560,000	$573,563
	6.24% 9/1/23
	(AMBAC)		640,000	635,059
	Los Angeles, California
	Community
	Redevelopment
	Agency Series D
	5.60% 7/1/18
	(MBIA)		80,000	76,942
	6.02% 9/1/21
	(MBIA)		950,000	940,709
	Massachusetts Bay
	Transportation
	Authority
	5.00% 7/1/19		315,000	324,494
	Massachusetts Health &
	Education Facilities
	Authority Revenue
	(Harvard) Series A
	5.00% 7/15/36		355,000	343,583
	New Jersey Economic
	Development
	Authority Revenue
	(Cigarette Tax)
	5.75% 6/15/29		100,000	87,810
	New York City Municipal
	Water Finance
	Authority
	Series 2008-A
	5.00% 6/15/38		2,215,000	2,050,581
	New York State Urban
	Development
	Income Series A-1
	5.25% 3/15/34
	(FGIC)		125,000	121,829
	North Texas Tollway
	Authority
	Refunding Series A
	5.50% 1/1/18		250,000	257,095
	6.00% 1/1/19		125,000	130,764
	6.00% 1/1/20		630,000	648,396
	Oregon State
	Taxable Pension
	5.892% 6/1/27		65,000	66,810
	Portland, Oregon
	Sewer System
	Revenue Series A
	5.00% 6/15/18		795,000	831,220
	Sacramento County,
	California Public
	Finance Authority
	Revenue (Housing
	Tax County Project)
	Series B 5.18%
	12/1/13 (FGIC)		105,000	104,181
	San Diego, California
	Redevelopment
	Agency Tax
	Allocation Series C
	5.81% 9/1/19
	(XLCA)		645,000	625,166
	South Texas Detention
	Complex Local
	Development
	Corporation Revenue
	4.92% 2/1/14 (MBIA)		670,000	649,183
	Texas Transportation
	Community Mobility
	5.00% 4/1/19		990,000	1,019,443
	Triborough, New York
	Bridge & Tunnel
	Authority Series A
	5.00% 11/15/18		545,000	563,263
	5.00% 11/15/19		545,000	554,810
	University of Texas
	Financing Authority
	Refunding Series A
	5.25% 8/15/18		315,000	334,505
	West Virginia Economic
	Development
	Authority
	5.37% 7/1/20 (MBIA)		590,000	558,724
	West Virginia Tobacco
	Settlement Finance
	Authority Series A
	7.467% 6/1/47		625,000	552,606
Total Municipal Bonds
	(cost $18,194,075)			17,571,566

Non-Agency Asset-Backed Securities – 3.26%
•	Bank of America Credit
	Card Trust
	Series 2008-A5 A5
	3.688% 12/16/13		1,245,000	1,222,914
	Series 2008-A7 A7
	3.188% 12/15/14		390,000	358,571
#	Cabela’s Master
	Credit Card Trust
	Series 2008-1A
	A1 144A
	4.31% 12/16/13		715,000	691,202

(continues)     19

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Capital Auto Receivables
	Asset Trust
	Series 2007-3 A3A
	5.02% 9/15/11	USD	790,000	$780,221
	Series 2008-1 A3A
	3.86% 8/15/12		930,000	906,988
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		550,000	482,801
	Caterpillar Financial
	Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12		200,000	199,043
	Series 2008-A A3
	4.94% 4/25/14		800,000	776,421
	Centex Home Equity
	Series 2002-A AF6
	5.54% 1/25/32		40,685	36,801
	Chase Issuance Trust
	•Series 2005-A8 A8
	2.528% 10/15/12		1,200,000	1,165,801
	Series 2008-A9 A9
	4.26% 5/15/13		605,000	589,494
	Chase Manhattan
	Auto Owner Trust
	Series 2006-B A4
	5.11% 4/15/14		2,400,000	2,385,743
•	Citibank Credit Card
	Issuance Trust
	Series 2007-A6 A6
	2.778% 7/12/12		8,000,000	7,779,300
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A4
	5.703% 11/25/36		900,000	736,457
	Series 2006-3 A5
	5.948% 11/25/36		900,000	632,507
	CNH Equipment Trust
	Series 2007-B A3A
	5.40% 10/17/11		300,000	298,859
	•Series 2007-C A2
	3.338% 9/15/10		295,360	295,346
	Series 2008-A A3
	4.12% 5/15/12		240,000	230,782
	Series 2008-A A4A
	4.93% 8/15/14		390,000	366,001
	Series 2008-B A3A
	4.78% 7/16/12		425,000	415,766
•	Countrywide Asset-
	Backed Certificates
	Series 2006-11 1AF3
	6.05% 9/25/46		295,000	212,444
	Series 2006-11 1AF6
	6.15% 9/25/46		1,450,000	771,833
	Series 2006-15 A6
	5.826% 10/25/46		525,000	381,964
@#	Countrywide Asset-Backed
	NIM Certificates
	Series 2004-BC1
	Note 144A
	5.50% 4/25/35		26	0
	Daimler Chrysler
	Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		550,000	538,546
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		450,000	390,034
	Series 2008-A4 A4
	5.65% 12/15/15		620,000	590,589
#	Dunkin Securitization
	Series 2006-1
	A2 144A
	5.779% 6/20/31		665,000	570,231
	Ford Credit Auto
	Owner Trust
	Series 2007-B A3A
	5.15% 11/15/11		440,000	432,509
•@∏	GMAC Mortgage
	Loan Trust
	Series 2006-HE3 A2
	5.75% 10/25/36		180,000	139,891
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	3.488% 7/15/17		550,000	525,316
#	Harley-Davidson
	Motorcycle Trust
	Series 2006-1 A2 144A
	5.04% 10/15/12		301,781	302,222
•	HSI Asset Securization Trust
	Series 2006-HE1 2A1
	3.257% 10/25/36		780,980	718,834
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		200,000	199,924
	Series 2008-A A3
	4.93% 12/17/12		430,000	425,012
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12		485,000	474,885
•@#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		203,474	180,074
•	MBNA Credit Card
	Master Note Trust
	Series 2005-A4
	2.528% 11/15/12		375,000	365,319

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Mid-State Trust
	Series 2004-1 A
	6.005% 8/15/37	USD	41,354	$37,793
	Series 2005-1 A
	5.745% 1/15/40		211,047	185,259
	#Series 2006-1 A 144A
	5.787% 10/15/40		135,035	128,923
	RSB Bondco
	Series 2007-A A2
	5.72% 4/1/18		405,000	391,808
#	Securitized Asset-Backed
	NIM Trust
	Series 2005-FR4
	144A 6.00% 1/25/36		330,313	33
•#	Sovereign Dealer Floor
	Plan Master
	Series 2006-1 A 144A
	2.538% 8/15/11		250,000	242,500
@∏	Structured Asset Securities
	Series 2001-SB1 A2
	3.375% 8/25/31		101,277	81,828
•	Vanderbilt Mortgage
	Finance Series 2001-A
	A4 7.235% 6/7/28		123,296	121,690
	WFS Financial Owner
	Trust Series 2005-1 D
	4.09% 8/17/12		21,718	21,672
	World Omni Auto
	Receivables Trust
	Series 2008-A A3A
	3.94% 10/15/12		400,000	390,997
Total Non-Agency
	Asset-Backed Securities
	(cost $31,505,882)			29,173,148

Non-Agency Collateralized Mortgage Obligations – 20.52%
•	ARM Trust
	Series 2005-10 3A11
	5.415% 1/25/36		654,781	553,712
	Series 2005-10 3A31
	5.415% 1/25/36		1,145,000	843,058
	Series 2006-2 1A4
	5.752% 5/25/36		1,440,000	1,083,732
	#Series 2007-3
	2A1 144A
	6.881% 11/25/37		7,409,425	5,497,350
	Bank of America
	Alternative Loan Trust
	Series 2003-2 B1
	5.75% 4/25/33		8,659,372	7,755,685
	Series 2003-10 2A1
	6.00% 12/25/33		16,363	13,285
	Series 2004-2 1A1
	6.00% 3/25/34		55,244	44,852
	Bank of America
	Alternative Loan
	Trust
	Series 2004-10 1CB1
	6.00% 11/25/34		203,859	175,701
	Series 2004-11 1CB1
	6.00% 12/25/34		1,825	1,573
	Series 2005-3 2A1
	5.50% 4/25/20		126,672	114,994
	Series 2005-5 2CB1
	6.00% 6/25/35		302,069	245,243
	Series 2005-6 7A1
	5.50% 7/25/20		425,592	386,358
	Series 2005-9 5A1
	5.50% 10/25/20		359,163	326,053
	Bank of America
	Funding Securities
	Series 2005-8 1A1
	5.50% 1/25/36		1,018,966	914,204
	Series 2006-5 2A10
	5.75% 9/25/36		1,150,000	1,092,177
•	Bear Stearns ARM Trust
	Series 2007-3 1A1
	5.474% 5/25/47		1,312,749	1,103,482
	Series 2007-4 22A1
	5.998% 6/25/47		2,928,259	2,188,545
	Series 2007-5 3A1
	5.981% 8/25/47		2,850,640	2,347,111
	Bear Stearns Asset-
	Backed Securities
	Series 2005-AC8 A5
	5.50% 11/25/35		409,267	334,857
	Chase Mortgage Finance
	Series 2003-S8 A2
	5.00% 9/25/18		342,405	322,824
	•Series 2005-A1 3A1
	5.285% 12/25/35		760,935	671,636
	Citicorp Mortgage
	Securities
	Series 2004-1 1A1
	5.25% 1/25/34		1,216,314	1,203,967
	Series 2004-8 1A1
	5.50% 10/25/34		608,086	586,779
	Citigroup Mortgage
	Loan Trust
	Series 2004-NCM2
	1CB2 6.75% 8/25/34		198,061	183,268
	•Series 2004-UST1 A6
	5.082% 8/25/34		1,018,786	902,413
	•Series 2006-AR7 1A4A
	5.777% 11/25/36		2,947,358	2,416,077

(continues)     21

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Countrywide Alternative
	Loan Trust
	Series 2003-21T1 A2
	5.25% 12/25/33	USD	662,783	$600,977
	Series 2004-1T1 A2
	5.50% 2/25/34		607,284	567,626
	Series 2004-14T2 A6
	5.50% 8/25/34		600,354	571,377
	Series 2004-J1 1A1
	6.00% 2/25/34		17,142	14,775
	Series 2004-J2 7A1
	6.00% 12/25/33		36,578	29,697
	•Series 2004-J7 1A2
	4.673% 8/25/34		8,155	8,006
	•@∏Series 2005-63 3A1
	5.891% 11/25/35		472,316	338,608
	Series 2006-2CB A3
	5.50% 3/25/36		347,952	317,245
	Series 2007-5CB 1A2
	6.00% 4/25/37		10,000,000	6,300,000
	Series 2007-9T1 2A2
	6.00% 5/25/37		9,318,139	7,139,813
	•Series 2007-AL1 A1
	3.457% 6/25/37		10,523,275	6,751,598
w	Countrywide Home
	Loan Mortgage
	Pass Through Trust
	•Series 2003-21 A1
	4.813% 5/25/33		8,249	8,050
	•@∏Series 2004-HYB4 M
	4.586% 9/20/34		216,670	181,970
	Series 2005-29 A1
	5.75% 12/25/35		1,610,657	1,423,548
	•Series 2005-HYB8 4A1
	5.573% 12/20/35		15,475	10,761
	Series 2006-1 A2
	6.00% 3/25/36		359,858	310,152
	Series 2006-1 A3
	6.00% 3/25/36		123,588	100,338
	Series 2006-17 A5
	6.00% 12/25/36		296,125	285,247
	•Series 2006-HYB1 3A1
	5.267% 3/20/36		479,685	321,001
	•@∏Series 2006-HYB3 3A1A
	6.064% 5/20/36		477,758	410,265
	•@∏Series 2006-HYB4 1A2
	5.618% 6/20/36		13,621	6,323
	Series 2007-4 1A1
	6.00% 5/25/37		6,207,471	4,853,466
	•Series 2007-HY1 1A1
	5.696% 4/25/37		1,852,935	1,423,434
	Credit Suisse First Boston
	Mortgage Securities
	Series 2003-29 5A1
	7.00% 12/25/33		9,797	7,994
	Series 2004-1 3A1
	7.00% 2/25/34		4,959	4,443
	Credit Suisse Mortgage
	Capital Certificates
	#Series 2005-1R 2A5
	144A 5.75% 12/26/35		7,233,526	5,208,139
	Series 2006-9 3A1
	6.00% 11/25/36		43,634	37,607
	Series 2007-1 5A14
	6.00% 2/25/37		1,605,470	1,512,327
	•Series 2007-3 4A6
	3.457% 4/25/37		5,456,289	3,993,500
	•Series 2007-3 4A12
	3.543% 4/25/37		5,456,289	405,757
	Series 2007-3 4A15
	5.50% 4/25/37		1,571,388	1,415,626
	Series 2007-5 1A11
	7.00% 8/25/37		7,194,724	4,388,782
	Series 2007-5 3A19
	6.00% 8/25/37		1,904,623	1,546,316
	Series 2007-5 10A2
	6.00% 4/25/29		943,715	813,364
•#	Deutsche Mortgage
	Securities Series
	2005-WF1 1A3 144A
	5.094% 6/26/35		1,720,000	1,468,480
•	First Horizon
	Asset Securities
	Series 2004-AR5 4A1
	5.70% 10/25/34		60,670	51,860
	Series 2005-AR2 2A1
	5.114% 6/25/35		732,504	677,901
	Series 2007-AR1 1A1
	5.835% 5/25/37		1,914,907	1,657,765
	Series 2007-AR3 2A2
	6.292% 11/25/37		1,458,806	1,221,347
	GMAC Mortgage
	Loan Trust
	•Series 2005-AR2 4A
	5.178% 5/25/35		535,148	447,267
	Series 2006-J1 A1
	5.75% 4/25/36		1,707,686	1,609,764
•#	GSMPS Mortgage Loan
	Trust 144A
	Series 1998-3 A
	7.75% 9/19/27		23,640	23,179
	Series 1999-3 A
	8.00% 8/19/29		35,976	38,936

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
#	GSMPS Mortgage Loan
	Trust 144A (continued)
	Series 2005-RP1 1A3
	8.00% 1/25/35	USD	332,899	$332,878
	Series 2005-RP1 1A4
	8.50% 1/25/35		145,818	148,100
	Series 2006-RP1 1A2
	7.50% 1/25/36		368,154	365,226
	GSR Mortgage
	Loan Trust
	Series 2006-1F 5A2
	6.00% 2/25/36		181,162	138,023
	•Series 2006-AR1 3A1
	5.371% 1/25/36		343,099	290,695
	•Series 2007-AR1 2A1
	5.998% 3/25/47		3,484,375	2,799,412
	•Series 2007-AR2 1A1
	5.779% 5/25/47		1,091,441	810,775
	•Series 2007-AR2 2A1
	5.511% 5/25/47		1,033,963	837,163
•	Indymac Index Mortgage
	Loan Trust
	Series 2006-AR1 A1
	5.929% 8/25/36		1,065,168	872,585
	Series 2006-AR3 1A1
	5.334% 12/25/36		2,132,773	1,662,363
	Series 2007-AR1 1A2
	5.714% 3/25/37		2,222,168	1,960,891
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1
	4.776% 2/25/35		128,223	111,986
	Series 2005-A4 1A1
	5.397% 7/25/35		351,447	305,321
	Series 2005-A6 1A2
	5.14% 9/25/35		720,000	588,400
	Series 2006-A2 2A4
	5.755% 4/25/36		2,025,000	1,453,551
	Series 2006-A6 2A4L
	5.562% 10/25/36		1,590,000	1,176,578
	Series 2006-A7 2A2
	5.802% 1/25/37		1,151,349	1,042,869
	Series 2007-A1 6A1
	4.776% 7/25/35		2,485,455	2,189,364
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		343,023	316,412
	Series 2006-1 3A3
	5.50% 2/25/36		29,044	26,671
	Series 2007-10 2A2
	6.50% 1/25/38		7,915,974	6,770,635
	MASTR Alternative
	Loans Trust
	Series 2003-6 3A1
	8.00% 9/25/33		13,171	13,699
	Series 2003-9 1A1
	5.50% 12/25/18		13,502	12,663
	Series 2004-3 8A1
	7.00% 4/25/34		11,365	10,182
	Series 2004-5 6A1
	7.00% 6/25/34		149,964	134,358
•	MASTR ARM Trust
	Series 2003-6 1A2
	6.492% 12/25/33		6,592	6,618
	Series 2005-6 7A1
	5.335% 6/25/35		218,794	185,663
	Series 2006-2 4A1
	4.981% 2/25/36		81,735	67,726
	MASTR Asset
	Securitization Trust
	Series 2003-9 2A7
	5.50% 10/25/33		497,331	456,146
	Series 2004-4 2A1
	5.00% 4/25/34		819,799	812,343
#	MASTR Reperforming
	Loan Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34		143,056	146,357
	Series 2005-2 1A4
	8.00% 5/25/35		449,573	462,328
•	Merrill Lynch
	Mortgage Investors
	Series 2005-A5 A2
	4.566% 6/25/35		460,000	414,694
	Series 2005-A9 2A1C
	5.141% 12/25/35		2,435,000	2,127,521
	Morgan Stanley
	Mortgage Loan
	Trust Series 2006-2
	6A 6.50% 2/25/36		209,106	141,212
	Prime Mortgage Trust
	Series 2004-CL1 1A1
	6.00% 2/25/34		36,370	33,165
	Residential Accredit Loans
	Series 2004-QS2 CB
	5.75% 2/25/34		113,501	98,080
	Series 2006-QS18 3A1
	5.75% 12/25/21		1,986,058	1,668,574
	Residential Asset
	Mortgage Products
	Series 2004-SL1 A3
	7.00% 11/25/31		4,308	4,419
	Series 2004-SL4 A3
	6.50% 7/25/32		74,541	65,246
	Series 2005-SL1 A2
	6.00% 5/25/32		144,739	140,171

(continues)     23

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Residential Asset
	Securitization Trust
	Series 2006-A2 A11
	6.00% 1/25/46	USD	8,000,000	$4,640,000
	Residential Funding
	Mortgage Securities I
	Series 2004-S9 2A1
	4.75% 12/25/19		2,172,173	2,047,953
	•Series 2006-SA3 3A1
	6.035% 9/25/36		527,801	440,684
	•Series 2007-SA1 2A2
	5.622% 2/25/37		1,975,330	1,528,386
•	Sequoia Mortgage Trust
	Series 2007-1 4A1
	5.787% 9/20/46		3,164,156	2,684,873
•	Structured Adjustable
	Rate Mortgage
	Loan Trust
	Series 2004-18 5A
	5.50% 12/25/34		163,298	136,286
	Series 2005-21 6A3
	5.40% 11/25/35		1,065,000	786,002
	Series 2005-22 1A4
	5.25% 12/25/35		2,120,000	1,405,005
	Series 2006-1 7A4
	5.62% 2/25/36		1,305,000	776,953
	@∏Series 2006-5 5A4
	5.519% 6/25/36		20,940	12,067
	Structured Asset Securities
	•Series 2002-22H 1A
	6.936% 11/25/32		13,297	11,760
	Series 2004-12H 1A
	6.00% 5/25/34		119,792	108,038
	Series 2005-6 4A1
	5.00% 5/25/35		525,448	459,439
w	Washington Mutual
	Alternative Mortgage
	Pass Through
	Certificates
	@∏Series 2005-1 5A2
	6.00% 3/25/35		103,538	89,237
	Series 2005-9 3CB
	5.50% 10/25/20		435,531	386,670
	Series 2006-5 2CB3
	6.00% 7/25/36		442,207	412,953
w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2004-CB3 1A
	6.00% 10/25/34		194,113	177,007
	Series 2004-CB3 4A
	6.00% 10/25/19		89,559	84,046
	•Series 2005-AR16 1A3
	5.101% 12/25/35		1,225,000	1,027,232
•w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2005-AR18 1A3A
	5.255% 1/25/36		2,200,000	1,932,107
	Series 2006-AR14 1A4
	5.647% 11/25/36		250,571	193,359
	Series 2006-AR16 1A1
	5.609% 12/25/36		1,698,141	1,212,119
	Series 2006-AR18 2A2
	5.493% 1/25/37		1,670,000	1,149,921
	Series 2007-HY1 1A1
	5.5.711% 2/25/37		1,214,037	893,704
	Series 2007-HY1 3A3
	5.5.882% 2/25/37		850,000	596,442
	Series 2007-HY2 1A1
	5.613% 12/25/36		3,783,822	2,962,559
	Series 2007-HY2 3A1
	5.923% 9/25/36		20,786	16,725
	Series 2007-HY3 4A1
	5.348% 3/25/37		3,854,591	3,231,030
	Series 2007-HY4 1A1
	5.542% 4/25/37		3,001,901	2,228,719
	Series 2007-HY6 2A2
	5.285% 6/25/37		960,541	802,858
	Series 2007-HY7 4A1
	5.867% 7/25/37		2,768,025	2,297,263
	Wells Fargo
	Mortgage-Backed
	Securities Trust
	•Series 2004-E A2
	4.50% 5/25/34		14,750	13,176
	•Series 2004-O A1
	4.891% 8/25/34		1,975,631	1,736,198
	•Series 2004-T A1
	5.172% 9/25/34		83,704	73,295
	Series 2005-12 1A7
	5.50% 11/25/35		599,944	526,263
	Series 2005-17 1A2
	5.50% 1/25/36		477,393	418,764
	Series 2005-18 1A1
	5.50% 1/25/36		87,255	78,284
	•Series 2005-AR13 A1
	5.31% 5/25/35		1,689,000	1,467,785
	•Series 2005-AR16 4A2
	4.992% 10/25/35		2,140,000	1,953,233
	•Series 2005-AR16 6A4
	5.001% 10/25/35		1,107,775	859,260
	Series 2006-1 A3
	5.00% 3/25/21		598,553	552,353
	Series 2006-2 3A1
	5.75% 3/25/36		497,724	421,666
	Series 2006-3 A1
	5.50% 3/25/36		998,648	935,331
	Series 2006-3 A11
	5.50% 3/25/36		1,178,000	923,577

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo
Mortgage-Backed
Securities Trust
Series 2006-4 1A8
5.75% 4/25/36	USD	37,873	$37,139
Series 2006-4 2A3
5.75% 4/25/36		199,794	129,928
Series 2006-6 1A3
5.75% 5/25/36		1,184,730	1,101,808
•Series 2006-AR5 2A1
5.539% 4/25/36		257,935	205,783
•Series 2006-AR6 7A1
5.112% 3/25/36		2,419,764	2,005,473
•Series 2006-AR10 5A1
5.594% 7/25/36		87,404	70,104
•Series 2006-AR10 5A6
5.594% 7/25/36		2,282,295	1,839,633
•Series 2006-AR11 A6
5.511% 8/25/36		2,330,000	1,726,099
•Series 2006-AR11 A7
5.511% 8/25/36		97,382	60,491
•Series 2006-AR12 1A2
6.03% 9/25/36		74,495	62,974
•Series 2006-AR14 2A4
6.084% 10/25/36		346,777	251,075
•Series 2006-AR17 A1
5.331% 10/25/36		2,632,703	2,101,553
•Series 2006-AR19 A1
5.63% 12/25/36		1,029,403	864,289
Series 2007-8 2A6
6.00% 7/25/37		190,000	167,815
Series 2007-10 1A18
6.00% 7/25/37		9,699,024	5,707,300
Series 2007-13 A7
6.00% 9/25/37		646,235	550,511
Series 2007-13 A9
6.00% 9/25/37		1,008,309	768,206
Total Non-Agency Collateralized
Mortgage Obligations
(cost $205,782,304)			183,355,393

Regional Agencies – 0.30%Δ
Australia – 0.30%
New South Wales
Treasury
6.00% 5/1/12	AUD	1,294,000	1,026,215
Queensland Treasury
6.00% 8/14/13	AUD	2,125,000	1,691,797
Total Regional Agencies
(cost $2,911,240)			2,718,012

Regional Authority – 0.05%Δ
Canada – 0.05%
Quebec Province
4.50% 12/1/18	CAD	521,000	477,937
Total Regional Authority
(cost $518,148)			477,937

«Senior Secured Loans – 1.36%
Advanced Medical Term
Tranche Loan B
4.424% 4/2/14	USD	184,533	161,005
Allied Barton
7.75% 12/30/15		190,400	184,688
Allied Waste
North America
4.301% 3/28/14		108,388	105,317
4.324% 3/28/14		151,670	147,334
Alltel Communications
Term Tranche Loan B
5.564% 5/15/15		429,296	416,149
Anchor Glass
7.75% 6/20/14		137,143	133,371
Aramark 4.676% 1/26/14		22,699	19,902
Aramark Term
Tranche Loan B
4.676% 1/26/14		357,301	313,263
Bausch & Lomb
Term Tranche Loan B
6.051% 4/11/15		211,095	197,662
Term Tranche Loan DD
6.051% 4/11/15		53,173	49,789
BE Aerospace
5.79% 7/28/14		144,638	141,022
Charter Communications
Operations
4.899% 3/6/14		278,596	222,916
Community Health
Systems
Term Tranche Loan B
4.899% 7/2/14		361,511	319,373
Term Tranche Loan DD
4.899% 8/25/14		18,489	16,334
Cricket Communications
6.50% 6/16/13		179,084	171,922
Crown Castle Term
Tranche Loan B
4.301% 3/6/14		298,737	264,382
CSC Holdings
4.225% 3/30/13		198,469	176,241
DR Pepper Snapple Group
4.801% 4/10/13		160,193	156,188
Energy Futures Holdings
6.235% 10/10/14		334,296	282,481

(continues)     25

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Ford Motor Term
Tranche Loan B
5.776% 11/29/13	USD	1,238,081	$826,419
Freescale Semiconductor
4.221% 12/1/13		144,024	118,281
General Motors Term
Tranche Loan B
5.163% 11/17/13		685,000	445,538
Georgia Pacific Term
Tranche Loan B
4.449% 12/20/12		268,583	235,777
Goodyear Tire &
Rubber 2nd Lien
4.54% 4/30/14		100,000	85,100
Graham Packaging
International Term
Tranche Loan B
4.986% 10/7/11		278,586	251,174
Graphic Packaging
International Term
Tranche Loan C
5.861% 5/16/14		218,900	197,420
Hawker Beechcraft
2.701% 3/26/14		5,507	4,846
Hawker Beechcraft Term
Tranche Loan B
4.801% 3/26/14		94,016	82,055
HCA 5.051% 11/18/13		379,038	337,482
HealthSouth Term
Tranche Loan B
4.948% 3/10/13		599,014	547,765
Hexion Specialty
7.42% 5/5/13		159,592	122,531
Idearc Term Tranche Loan B
4.787% 11/1/14		295,500	177,055
Invitrogen Term
Tranche Loan B
5.818% 6/11/15		200,000	195,751
Lear Term Tranche Loan B
5.446% 4/25/12		99,697	78,200
Lender Processing Term
Tranche Loan B
4.963% 6/18/14		214,463	211,782
Lyondell Chemical Term
Tranche Loan U2
7.00% 12/30/15		159,600	113,316
MacDermid
4.696% 4/12/14		144,550	131,540
MetroPCS Wireless Term
Tranche Loan B
5.078% 2/20/14		278,204	250,035
Momentive Performance
Materials Term
Tranche Loan B
5.051% 12/4/13		145,000	127,328
Newpage Term
Tranche Loan B
6.313% 12/21/14		278,596	256,118
Northwest Airlines
4.477% 8/21/13		105,000	92,663
NRG Energy
4.809% 2/1/13		93,626	81,864
NRG Energy Term
Tranche Loan B
4.559% 2/1/13		191,374	168,388
Nuveen Investment Term
Tranche Loan B
5.483% 11/13/14		378,599	324,838
Panamsat
Term Tranche Loan BA
5.288% 1/3/14		128,113	114,982
Term Tranche Loan BB
5.288% 1/3/14		128,152	115,016
Term Tranche Loan BC
5.288% 1/3/14		128,113	114,982
Solar Capital
4.508% 2/11/13		278,582	243,761
Sungard 6.75% 12/30/15		110,000	105,050
Talecris Biotherapeutics
2nd Lien
9.18% 12/6/14		625,000	609,375
Time Warner
Telecom Holdings
4.381% 1/7/13		284,277	267,220
Windstream Term
Tranche Loan B
4.216% 7/17/13		1,309,998	1,221,572
Wrigley 6.50% 7/17/14		250,000	246,163
York Label
8.00% 8/8/14		150,000	141,000
Total Senior Secured Loans
(cost $13,205,619)			12,121,726

Sovereign Agencies – 0.16%Δ
Brazil – 0.05%
# Banco Nacional de
Desenvolvimento
Economico e
Social 144A
6.369% 6/16/18		520,000	460,200
			460,200
Norway – 0.11%
Kommunalbanken
4.25% 10/24/11	NOK	2,750,000	451,768
8.00% 10/19/10	NZD	710,000	487,441
			939,209
Total Sovereign Agencies
(cost $1,511,797)			1,399,409

		Principal		Value
		Amount°		(U.S. $)
	Sovereign Debt – 5.21%Δ
	Austria – 0.18%
#	Republic of
	Austria 144A
	4.00% 9/15/16	EUR	1,156,000	$1,597,395
				1,597,395
	Canada – 0.15%
	Canadian Government
	4.25% 6/1/18	CAD	1,375,000	1,347,159
				1,347,159
	France – 0.21%
	France Government
	O.A.T.
	4.00% 10/25/38	EUR	747,000	928,416
	4.00% 4/25/55	EUR	769,000	936,045
				1,864,461
	Germany – 2.14%
	Bundesobligation
	3.50% 10/14/11	EUR	3,324,500	4,660,874
	3.50% 4/12/13	EUR	7,812,900	10,865,115
	Deutschland Republic
	4.00% 1/4/18	EUR	1,218,200	1,718,047
	4.25% 7/4/17	EUR	314,000	450,305
	5.625% 1/4/28	EUR	902,000	1,423,279
				19,117,620
	Indonesia – 0.16%
	Republic of Indonesia
	8.50% 10/12/35	USD	360,000	358,357
	10.25% 7/15/27	IDR	13,477,000,000	1,115,985
				1,474,342
	Japan – 0.68%
	Japan Government
	5 yr Bond
	1.30% 6/20/13	JPY	235,500,000	2,241,596
	10 yr Bond
	1.70% 3/20/17	JPY	75,950,000	736,147
	20 yr Bond
	2.30% 6/20/26	JPY	263,900,000	2,562,880
	30 yr Bond
	2.40% 3/20/37	JPY	58,850,000	565,056
				6,105,679
	Malaysia – 0.12%
	Malaysian Government
	3.718% 6/15/12	MYR	1,930,000	554,481
	3.756% 4/28/11	MYR	694,000	200,702
	7.00% 3/15/09	MYR	1,009,000	297,474
				1,052,657
	Mexico – 0.35%
	Mexican Government
	*5.625% 1/15/17	USD	2,170,000	2,124,430
	8.00% 12/23/10	MXN	4,599,000	420,960
	9.00% 12/20/12	MXN	6,513,400	610,402
				3,155,792
	Philippines – 0.08%
*	Philippines Government
	6.375% 1/15/32	USD	810,000	754,313
				754,313
	Poland – 0.23%
	Poland Government
	4.75% 4/25/12	PLN	2,897,000	1,152,371
	5.25% 10/25/17	PLN	972,000	387,138
	6.25% 10/24/15	PLN	1,154,000	487,682
				2,027,191
	Republic of Korea – 0.03%
	Government of
	South Korea
	4.25% 12/7/21	EUR	220,000	261,509
				261,509
	Russia – 0.25%
F	Russia Government
	7.50% 3/31/30	USD	2,142,375	2,196,256
				2,196,256
	Sweden – 0.02%
	Sweden Government
	5.50% 10/8/12	SEK	1,190,000	182,873
				182,873
	Ukraine – 0.03%
#	Ukraine Government 144A
	6.75% 11/14/17	USD	332,000	235,259
				235,259
	United Arabic Emirates – 0.14%
#	Emirate of Abu Dhabi
	144A 5.50% 8/2/12	USD	1,200,000	1,261,140
				1,261,140
	United Kingdom – 0.44%
#	CS International for City
	of Kyiv Ukraine 144A
	8.25% 11/26/12	USD	181,000	162,900
	U.K. Treasury
	5.00% 3/7/12	GBP	911,000	1,664,735
	5.00% 3/7/18	GBP	898,700	1,664,911
	5.25% 6/7/12	GBP	18,000	33,182
	9.00% 7/12/11	GBP	188,000	376,863
				3,902,591
	Total Sovereign Debt
	(cost $48,140,980)			46,536,237

	Supranational Banks – 1.57%
	Asia Development Bank
	0.50% 10/9/12	AUD	467,000	296,975
	European Bank for
	Reconstruction
	& Development
	6.50% 12/20/10	RUB	6,350,000	241,280

(continues)     27

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Supranational Banks (continued)
	European Investment Bank
	1.40% 6/20/17	JPY	100,100,000	$936,551
	4.25% 12/7/10	GBP	395,000	696,327
	4.75% 10/15/17	EUR	684,000	979,456
	5.75% 9/15/09	AUD	776,000	610,080
	6.00% 8/14/13	AUD	2,870,000	2,244,912
	7.00% 1/18/12	NZD	1,836,000	1,245,693
	7.75% 10/26/10	NZD	1,520,000	1,039,886
	11.25% 2/14/13	BRL	2,500,000	1,291,728
	Inter-American
	Development Bank
	5.75% 6/15/11	AUD	1,338,000	1,046,203
	7.25% 5/24/12	NZD	2,788,000	1,909,805
	9.00% 8/6/10	BRL	296,000	150,095
	International Bank
	for Reconstruction
	& Development
	5.75% 6/25/10	RUB	11,000,000	417,644
	12.25% 8/4/10	BRL	694,000	369,505
	Nordic Investment Bank
	1.70% 4/27/17	JPY	60,000,000	575,407
Total Supranational Banks
	(cost $14,770,111)			14,051,547

U.S. Treasury Obligations – 6.66%
^	U.S. Treasury Bill
	0.201% 10/16/08	USD	3,000,000	2,999,750
	0.771% 12/4/08		3,000,000	2,996,241
	U.S. Treasury Bonds
	4.375% 2/15/38		880,000	891,481
	*5.00% 5/15/37		4,882,000	5,432,372
	6.00% 2/15/26		5,096,000	6,048,320
	*8.125% 8/15/19		2,615,000	3,510,434
	U.S. Treasury Inflation
	Index Notes
	1.625% 1/15/15		1,456,989	1,419,085
	*1.625% 1/15/18		2,729,428	2,586,136
	¥3.00% 7/15/12		807,292	840,530
	3.875% 1/15/09		315,137	314,374
	U.S. Treasury Notes
	2.625% 3/15/09		1,335,000	1,342,511
	*3.125% 4/30/13		9,632,000	9,717,793
	3.125% 9/30/13		9,365,000	9,432,316
	*4.00% 2/15/15		289,000	303,586
	*4.00% 8/15/18		5,072,000	5,145,706
	*4.875% 4/30/11		6,056,000	6,482,760
Total U.S. Treasury Obligations
	(cost $59,483,994)			59,463,395

		Number of		Value
		Shares		(U.S. $)
Common Stock – 0.00%
†	Bway Holding		2,650	31,085
†	Century Communications		1,975,000	0
†	Mirant		121	2,213
†	Northwest Airlines		47	424
@=Õ†	Port Townsend		295	3
†	Time Warner Cable Class A		5	121
Total Common Stock
	(cost $285,088)			33,846

Convertible Preferred Stock – 0.01%
	Freeport-McMoRan
	Copper & Gold
	6.75% exercise price
	$73.50, expiration date 5/1/10		525	43,706
	General Motors
	5.25% exercise price
	$64.90, expiration date 3/6/32		4,300	38,227
Total Convertible Preferred Stock
	(cost $128,804)			81,933

Preferred Stock – 0.30%
	Arch Capital Group 8.00%		5,809	117,923
	JPMorgan Chase 7.90%		2,340,000	1,975,266
	PNC Funding 8.25%		625,000	585,763
@=Õ	Port Townsend		59	14,369
Total Preferred Stock
	(cost $3,106,776)			2,693,321

Warrant – 0.00%
@=Õ†	Port Townsend		59	1
Total Warrant
	(cost $1,416)			1

		Principal
		Amount°
≠Discount Note – 0.16%
	Federal Home Loan Bank
	0.10% 10/1/08	USD	1,390,002	1,390,002
Total Discount Note
	(cost $1,390,002)			1,390,002

		Principal	Value
		Amount°	(U.S. $)
Repurchase Agreements** – 2.23%
BNP Paribas 0.15%,
dated 9/30/08, to
be repurchased
on 10/1/08,
repurchase price
$19,892,111
(collateralized by
U.S. Government
obligations,
4.875% 8/15/09;
with market value
$20,301,668)	USD	19,892,028	$19,892,028
Total Repurchase Agreements
(cost $19,892,028)			19,892,028

Total Value of Securities Before Securities
Lending Collateral – 100.60%
(cost $950,313,467)			898,727,471

	Number of
	Shares
Securities Lending Collateral*** – 6.96%
Investment Companies
Mellon GSL DBT II
Collateral Fund		62,216,905	62,216,905
Total Securities Lending Collateral
(cost $62,216,905)			62,216,905

Total Value of Securities – 107.56%
(cost $1,012,530,372)			960,944,376 ©
Obligation to Return Securities
Lending Collateral*** – (6.96%)			(62,216,905)
Liabilities Net of Receivables
and Other Assets – (0.60%)			(5,339,660)
Net Assets Applicable to
106,603,346 Shares
Outstanding – 100.00%			$893,387,811

Net Asset Value – Optimum Fixed Income Fund
Class A ($56,850,573 / 6,782,286 Shares)			$8.38
Net Asset Value – Optimum Fixed Income Fund
Class B ($7,557,250 / 900,687 Shares)			$8.39
Net Asset Value – Optimum Fixed Income Fund
Class C ($230,754,642 / 27,493,208 Shares)			$8.39
Net Asset Value – Optimum Fixed Income Fund
Institutional Class ($598,225,346 / 71,427,165 Shares)			$8.38

Components of Net Assets at September 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$952,170,107
Undistributed net investment income	11,250,559
Accumulated net realized loss on investments	(19,640,669)
Net unrealized depreciation of investments
and foreign currencies	(50,392,186)
Total net assets	$893,387,811

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
ISK — Iceland Krona
JPY— Japanese Yen
MXN — Mexican Peso
MYR — Malaysia Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
USD — United States Dollar

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of September 30, 2008.

*	Fully or partially on loan.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2008, the aggregate amount of Rule 144A securities was $62,594,262, which represented 7.01% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $3,336,494, which represented 0.37% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

Õ	Restricted Security. Investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of restricted securities was $1,788,891 or 0.20% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $96,147, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

(continues)     29

Statements of net assets

Optimum Fixed Income Fund

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

‡	Non-income producing security. Security is currently in default.

Δ	Securities have been classified by country of origin.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

F	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2008.

¥	Fully or partially pledged as collateral for financial futures contracts.

†	Non income producing security.

≠	The rate shown is the effective yield as of the time of purchase.

**	See Note 1 in “Notes to financial statements.”

***	See Note 11 in “Notes to financial statements.”

©	Includes $60,080,775 of securities loaned.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
CPN — Interest Coupon Only
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
NIM — Net Interest Margin
O.A.T — Obligation Assimilable au Tresor (Treasury Security)
PIK — Pay-in-Kind
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
XLCA — Insured by XL Capital Assurance
yr — Year

Net Asset Value and Offering Price Per Share –
Optimum Fixed Income Fund
Net asset value Class A (A)	$8.38
Sales charge (4.50% of offering price) (B)	0.39
Offering price	$8.77

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	774,000	USD	(643,194)	10/1/08	$(31,540)
AUD	(3,598,602)	USD	2,980,904	10/31/08	139,706
AUD	(4,063,185)	USD	3,412,181	10/31/08	204,182
BRL	(3,191,432)	USD	1,732,120	10/31/08	54,364
CAD	(132,983)	USD	128,734	10/31/08	3,587
CHF	539,885	USD	(498,555)	10/31/08	(16,471)
EUR	1,422,966	ISK	(177,389,691)	10/31/08	329,609
EUR	436,922	PLN	(1,458,532)	10/31/08	12,295
EUR	168,010	USD	(246,773)	10/31/08	(9,540)
EUR	(2,484,074)	USD	3,648,484	10/31/08	140,918
EUR	(3,092,329)	USD	4,538,658	10/31/08	172,222
EUR	(3,546,569)	USD	5,223,671	10/31/08	215,839
GBP	(335,418)	USD	615,442	10/31/08	17,699
GBP	(351,901)	USD	651,017	10/31/08	23,900
GBP	(1,578,296)	USD	2,921,504	10/31/08	108,852
IDR	(497,815,000)	USD	2,153,687	10/31/08	(19,898)
ILS	7,314,511	USD	(2,099,157)	10/31/08	14,480
ISK	(56,240,000)	USD	581,112	10/1/08	51,221
JPY	1,944,503,885	USD	(18,304,931)	10/31/08	74,197
JPY	163,448,112	USD	(1,544,622)	10/31/08	263
MXN	(4,506,290)	USD	415,633	10/31/08	5,282
MXN	(54,009,501)	USD	4,993,398	10/31/08	75,196
MXN	(40,169,040)	USD	3,680,000	10/1/08	6,882
MYR	(3,946,097)	USD	1,147,121	10/31/08	(2,943)
NOK	759,724	USD	(143,322)	10/31/08	(14,286)
NZD	(9,143,551)	USD	6,231,934	10/31/08	137,548
PLN	(3,390,321)	USD	1,475,322	10/31/08	69,832
RUB	15,494,711	USD	(632,437)	10/31/08	(31,206)
SEK	1,950,020	EUR	(208,064)	10/31/08	(11,931)
SEK	3,018,918	USD	(475,121)	10/31/08	(38,760)
					$1,681,499

Financial Futures Contracts2

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy	Cost	Value	Date	(Depreciation)
20 Euro Bond	$3,292,442	$3,239,336	12/8/08	$(53,106)
2 Japanese Treasury
10 yr Notes	2,569,579	2,586,552	12/11/08	16,973
32 Long Gilt Bond	6,560,127	6,379,810	12/29/08	(180,317)
295 U.S. Treasury
5 yr Notes	33,101,072	33,109,141	12/31/08	8,069
	$45,523,220			$(208,381)

Swap Contracts[3]
Credit Default Swap Contracts
Swap
Counterparty		Annual		Unrealized
& Referenced	Notional	Protection	Termination	Appreciation
Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global
Markets
Century Tel
5 yr CDS	$1,350,000	1.71%	9/20/13	$(10,162)
Goldman Sachs
CDX High Yield
10.1 yr CDS	4,090,000	5.00%	6/20/13	140,068
Kraft Food
10 yr CDS	1,100,000	0.77%	12/20/17	18,137
JPMorgan Chase
Embarq
6 yr CDS	155,000	2.60%	9/20/14	6,952
7 yr CDS	755,000	0.77%	9/20/14	98,018
Republic of
Indonesia 5 yr
CDS	2,588,000	2.61%	9/20/13	51,726
	$10,038,000			$304,739

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in ”Notes to financial statements.”
2See Note 8 in ”Notes to financial statements.”
3See Note 10 in ”Notes to financial statements.”

See accompanying notes

(continues)     31

Statements of net assets

Optimum International Fund

September 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.15%Δ
‡Australia – 6.53%
	Amcor	348,410	$1,532,105
*	Australia & New Zealand
	Banking Group	44,800	692,125
	BHP Billiton	43,700	1,130,546
	Foster’s Group	630,281	2,815,965
	National Australia Bank	147,299	2,972,853
	Oxiana	143,370	181,920
	Qantas Airways	117,700	300,062
	Suncorp-Metway	30	228
	Telstra	1,019,064	3,418,919
*	Wesfarmers	52,705	1,225,693
			14,270,416
‡Austria – 0.25%
	Voestalpine	17,100	534,252
			534,252
‡Belgium – 0.82%
	Fortis	44,300	273,636
	Fortis (Amsterdam Exchange)	136,095	860,982
†	Fortis Strip	48,482	683
	Solvay Class A	5,400	662,731
			1,798,032
Brazil – 0.13%
	Unibanco GDR	2,800	282,576
			282,576
Canada – 2.49%
	Barrick Gold	15,300	560,219
	Fairfax Financial Holdings	2,800	897,484
	Finning International	21,000	411,989
	Imperial Oil	7,700	329,762
	Nexen	12,000	278,493
	Petro-Canada	27,600	918,012
	Royal Bank of Canada	16,920	802,838
	Sun Life Financial	24,000	838,861
	TELUS	11,089	397,070
			5,434,728
‡China – 0.24%
	China Petroleum & Chemical Class H	660,000	520,907
			520,907
‡Finland – 1.37%
	Nokia	42,900	800,005
	Stora Enso Class R	82,500	805,973
	UPM-Kymmene	89,173	1,391,062
			2,997,040
‡France – 13.60%
	Air France-KLM	8,800	201,445
*	BNP Paribas	22,840	2,179,862
*	Carrefour	49,493	2,333,522
	Compagnie de Saint-Gobain	28,115	1,454,088
*	Compagnie Generale des
	Etablissements Michelin Class B	13,600	880,748
*	Credit Agricole	82,869	1,595,761
*	France Telecom	137,688	3,861,409
†	GDF Suez	8,839	124
	Lagardere	17,800	802,216
*	Renault	53,378	3,401,142
*	Sanofi-Aventis	28,198	1,853,564
*	Societe Generale	47,778	4,291,120
*	Total	107,579	6,534,256
	Vallourec	1,600	345,183
			29,734,440
‡Germany – 9.84%
	Allianz	16,900	2,328,099
	BASF	45,600	2,200,712
	Celesio	9,000	392,329
	Deutsche Bank	28,700	2,083,621
	Deutsche Lufthansa	60,400	1,189,064
	Deutsche Telekom	229,217	3,482,169
	E.ON	46,500	2,361,297
*	Epcos	13,300	335,790
†	Infineon Technologies	115,200	645,998
	Muenchener Rueckversicherungs	10,500	1,588,659
	RWE	51,097	4,903,023
			21,510,761
‡Hong Kong – 1.43%
	China Netcom Group	82,000	181,590
	Hong Kong Electric Holdings	262,500	1,648,796
	Orient Overseas International	48,000	122,965
	Wharf Holdings	412,875	1,179,586
			3,132,937
India – 0.20%
	State Bank of India GDR	7,130	430,958
			430,958
‡Italy – 3.60%
*	ENI	76,800	2,035,304
	Fondiaria-Sai	23,400	552,232
	Intesa Sanpaolo	631,829	3,474,178
	Telecom Italia	308,100	458,456
	UniCredito	358,795	1,341,420
			7,861,590
‡Japan – 20.51%
*	Astellas Pharma	46,100	1,937,176
	Canon	89,000	3,374,225
*	EDION	31,600	213,263
	Fanuc	99	7,448
	Fujitsu	223,000	1,253,758
*	Hitachi	109,000	735,891
	Honda Motor	44,800	1,358,971
	JFE Holdings	34,600	1,073,209
	Kao	145,000	3,888,723
*	KDDI	309	1,750,464
	Mitsubishi	39,000	813,584
*	Mitsubishi Chemical Holdings	148,000	782,327
	Mitsui & Co.	74,000	918,702
*	Mitsui Chemicals	84,000	370,336

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
‡Japan (continued)
	Mitsui OSK Lines	117,000	$1,016,585
*	Namco Bandai Holdings	43,500	478,243
	Nippon Mining Holdings	103,000	414,906
	Nippon Telegraph & Telephone	311	1,388,197
	Nissan Motor	185,700	1,255,721
	Nitto Denko	41,700	1,060,923
*	Oki Electric Industry	139,000	146,570
	ORIX	6,390	800,117
	Sekisui House	115,000	1,055,867
	Seven & I Holdings	90,200	2,591,557
	Sharp	71,000	775,857
*	Sumitomo Mitsui Financial Group	224	1,404,470
	Takeda Pharmaceutical	88,400	4,451,200
	Tokio Marine Holdings	75,700	2,779,365
*	Tokyo Electric Power	49,600	1,220,436
*	Toshiba	221,000	963,884
*	Tosoh	99,000	292,147
*	Toyota Motor	70,300	3,005,641
	West Japan Railway	292	1,250,542
			44,830,305
‡Netherlands – 3.89%
	ArcelorMittal	25,154	1,274,000
	ING Groep CVA	150,976	3,236,017
	Koninklijke Ahold	111,960	1,293,102
	Koninklijke DSM	6,900	326,310
	Koninklijke KPN	22,400	323,442
	Reed Elsevier	138,012	2,047,044
			8,499,915
‡New Zealand – 0.36%
	Telecom Corp. of New Zealand	427,992	791,732
			791,732
‡Norway – 0.69%
	Norsk Hydro ASA	32,000	216,474
	StatoilHydro ASA	54,600	1,297,401
			1,513,875
Republic of Korea – 0.48%
‡	Hana Financial Group	5,500	129,345
‡	Honam Petrochemical	2,900	167,128
‡†	Hynix Semiconductor	7,800	129,250
‡	Hyundai Mobis	1,730	134,006
‡	Industrial Bank of Korea	16,180	195,750
	Kookmin Bank	2,700	117,033
‡	Samsung Electronics	360	164,970
			1,037,482
Russia – 0.48%
	LUKOIL ADR	11,700	687,960
	MMC Norilsk Nickel ADR	27,100	370,457
			1,058,417
Singapore – 1.50%
†	Flextronics International	82,900	586,932
‡	Jardine Matheson Holdings	4,400	114,948
	Neptune Orient Lines	84,000	107,128
‡	Oversea-Chinese Banking	246,800	1,246,093
‡	Singapore Telecommunications	537,000	1,227,439
			3,282,540
‡South Africa – 0.70%
*	Sanlam	121,610	261,731
	Sasol	26,814	1,144,164
	Standard Bank Group	10,400	119,509
			1,525,404
‡Spain – 4.76%
	Banco Santander	183,662	2,753,398
	Iberdrola	215,264	2,186,472
	Repsol YPF	51,800	1,534,868
	Telefonica	165,676	3,938,673
			10,413,411
‡Sweden – 1.02%
	Ericsson LM Class B	56,000	531,728
	Nordea Bank	30,400	362,881
	Svenska Cellulosa	59,100	625,960
	Tele2	1,900	21,680
	Volvo	76,650	692,379
			2,234,628
‡Switzerland – 3.50%
	Credit Suisse Group	30,400	1,419,740
	Novartis	99,909	5,260,165
	Xstrata	30,920	964,651
			7,644,556
Taiwan – 1.60%
‡	Asustek Computer	51,653	101,974
‡	AU Optronics	875	987
	Chunghwa Telecom ADR	53,003	1,254,581
‡	Siliconware Precision Industries	253,362	287,414
‡	Taiwan Semiconductor
	Manufacturing	159,173	266,278
	Taiwan Semiconductor
	Manufacturing ADR	156,852	1,469,702
‡	United Microelectronics	367,183	117,977
			3,498,913
Thailand – 0.09%
	PTT PCL	27,800	186,973
			186,973
‡United Kingdom – 18.07%
	Antofagasta	13,400	97,575
	Associated British Foods	65,700	834,826
	Aviva	239,724	2,086,084
*	Barclays	280,600	1,668,303
	BG Group	117,973	2,139,384
	BHP Billiton	28,000	634,264
	BP	457,792	3,814,359
	Compass Group	210,386	1,304,706
	GKN	240,560	855,444
	GlaxoSmithKline	313,211	6,787,222
	HBOS	740,106	1,680,367

(continues)     33

Statements of net assets

Optimum International Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
‡United Kingdom (continued)
Kazakhmys	31,200	$328,761
Lloyds TSB Group	356,915	1,435,652
Royal Bank of Scotland Group	1,108,656	3,578,129
Royal Dutch Shell Class A	212,674	6,264,730
Unilever	138,755	3,767,590
Vodafone Group	1,001,125	2,210,729
		39,488,125
Total Common Stock
(cost $259,014,288)		214,514,913

Preferred Stock – 0.36%Δ
Brazil – 0.29%
Usinas Siderurgicas de Minas Gerais
Class A	30,375	643,844
		643,844
‡Republic of Korea – 0.07%
Samsung Electronics	500	157,669
		157,669
Total Preferred Stock
(cost $636,485)		801,513

	Principal
	Amount (U.S. $)
≠Discount Note – 0.02%
Federal Home Loan Bank
0.10% 10/1/08	$41,343	41,343
Total Discount Note
(cost $41,343)		41,343

Repurchase Agreements** – 0.27%
BNP Paribas 0.15%, dated
9/30/08, to be repurchased
on 10/1/08, repurchase price
$591,659 (collateralized
by U.S. Government obligations,
4.875% 8/15/09; with market
value $603,841)	591,657	591,657
Total Repurchase Agreements
(cost $591,657)		591,657
Total Value of Securities Before Securities
Lending Collateral – 98.80%
(cost $260,283,773)		215,949,426

	Number of
	Shares
Securities Lending Collateral*** – 14.74%
Investment Companies
Mellon GSL DBT II
Collateral Fund	32,224,046	32,224,046
Total Securities Lending Collateral
(cost $32,224,046)		32,224,046

Total Value of Securities – 113.54%
(cost $292,507,819)		248,173,472 ©
Obligation to Return Securities
Lending Collateral*** – (14.74%)		(32,224,046)
Receivables and Other Assets
Net of Liabilities – 1.20%		2,616,157
Net Assets Applicable to 20,747,135
Shares Outstanding – 100.00%		$218,565,583

Net Asset Value – Optimum International Fund
Class A ($16,448,048 / 1,559,710 Shares)		$10.55
Net Asset Value – Optimum International Fund
Class B ($2,992,040 / 289,796 Shares)		$10.32
Net Asset Value – Optimum International Fund
Class C ($61,069,578 / 5,911,331 Shares)		$10.33
Net Asset Value – Optimum International Fund
Institutional Class ($138,055,917 / 12,986,298 Shares)		$10.63

Components of Net Assets at September 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$257,040,082
Undistributed net investment income		4,986,798
Accumulated net realized gain on investments		309,714
Net unrealized depreciation of investments
and foreign currencies		(43,771,011)
Total net assets		$218,565,583

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4 in “Country/Sector allocations.”

‡	Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $203,850,682, which represented 93.27% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.

†	Non income producing security.

≠	The rate shown is the effective yield as of the time of purchase.

**	See Note 1 in “Notes to financial statements.”

***	See Note 11 in “Notes to financial statements.”

©	Includes $32,483,544 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CHF — Swiss Franc
CVA — Dutch Certificate
EUR — European Monetary Unit
GDR — Global Depositary Receipts
JPY — Japanese Yen
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum International Fund
Net asset value Class A (A)	$10.55
Sales charge (5.75% of offering price) (B)	0.64
Offering price	$11.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CHF	(86,841)	USD	79,126	10/1/08	$1,879
EUR	51,166	USD	(73,602)	10/1/08	(1,583)
EUR	(5,759,000)	USD	8,752,217	10/31/08	620,385
JPY	(40,550,536)	USD	382,838	10/1/08	1,544
					$622,225

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

See accompanying notes

(continues)     35

Statements of net assets

Optimum Large Cap Growth Fund

September 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 94.43%
Basic Industry/Capital Goods – 8.16%
	Air Products & Chemicals	51,071	$3,497,853
‡	BHP Billiton (Australia)	61,700	1,596,217
	Celanese Class A	80,600	2,249,546
*	Danaher	95,700	6,641,580
	Deere & Co.	31,100	1,539,450
†	Foster Wheeler	16,700	603,037
*	Freeport-McMoRan Copper & Gold	106,450	6,051,683
	ITT	70,600	3,926,066
	Joy Global	13,000	586,820
*	Kinross Gold	68,100	1,097,772
	Monsanto	179,224	17,739,591
	Owens	206,700	6,076,980
	Potash Corp. of Saskatchewan	40,283	5,317,759
	Praxair	129,062	9,258,908
	Terra Industries	19,000	558,600
	Thompson Creek Metals	162,000	1,540,620
	Tyco International	27,600	966,552
			69,249,034
Business Services – 5.87%
*	Accenture Class A	81,100	3,081,800
	Automatic Data Processing	65,600	2,804,400
	Expeditors International
	of Washington	28,800	1,003,392
†	Fiserv	20,600	974,792
*	MasterCard Class A	66,105	11,722,399
	McGraw-Hill Companies	131,800	4,166,198
*	Moody’s	37,300	1,268,200
	Net 1 UEPS Technologies	70,400	1,572,032
†	Research in Motion	143,850	9,824,955
	Sysco	41,200	1,270,196
	United Parcel Service Class B	38,000	2,389,820
	Vimpel-Communications ADR	32,000	649,600
	Visa Class A	147,904	9,079,827
			49,807,611
Consumer Durables – 2.01%
†	Electronic Arts	34,000	1,257,660
*	Nintendo ADR	264,800	13,531,200
‡	Nintendo (Japan)	5,400	2,290,645
			17,079,505
Consumer Non-Durables – 9.71%
	Altria Group	197,800	3,924,352
†	Amazon.com	64,700	4,707,572
	Coca-Cola	99,400	5,256,272
	Costco Wholesale	131,724	8,552,839
	CVS Caremark	405,570	13,651,487
	Deckers Outdoor	25,100	2,612,408
‡*	Groupe Danone (France)	20,456	1,450,725
	Heineken ADR	168,346	3,351,331
	Lojas Renner (Brazil)	37,200	433,954
	Lowe's Companies	322,865	7,648,672
‡	Nestle	27,380	1,183,296
	NIKE Class B	106,331	7,113,544
	PepsiCo	43,950	3,132,317
	Philip Morris International	277,500	13,347,750
	Procter & Gamble	42,852	2,986,356
	Target	61,849	3,033,693
			82,386,568
Consumer Services – 6.62%
	Comcast Special Class A	177,550	3,501,286
	DreamWorks Animation SKG Class A	24,500	770,525
	eBay	140,200	3,137,676
	Gildan Activewear	316,400	7,207,592
	International Game Technology	60,250	1,035,095
*	†Las Vegas Sands	31,800	1,148,298
	McDonald’s	345,676	21,328,209
‡	Naspers Class N (South Africa)	20,400	402,831
*	Shaw Communications
	Class B (Canada)	72,900	1,482,057
	Western Union	80,600	1,988,402
*	Wynn Resorts	73,141	5,971,231
	Yum Brands	252,913	8,247,493
			56,220,695
Energy – 12.01%
	Baker Hughes	73,100	4,425,474
	Cabot Oil & Gas	28,800	1,040,832
*†	Cameron International	90,856	3,501,590
	Chevron	34,250	2,824,940
	Concho Resources	101,100	2,791,371
	ConocoPhillips	56,300	4,123,975
	Consol Energy	29,200	1,339,988
	Devon Energy	6,000	547,200
	EOG Resources	18,200	1,628,172
	Exxon Mobil	64,300	4,993,538
	First Solar	2,800	528,948
	Hess	110,757	9,090,935
	JA Solar Holdings ADR	430,800	4,557,864
	Massey Energy	8,800	313,896
†	McDermott International	68,700	1,755,285
	National Oilwell Varco	23,500	1,180,405
	Newfield Exploration	126,200	4,037,138
	Nexen	65,500	1,521,565
	Pacific Rubiales Energy	36,400	230,183
	Peabody Energy	31,600	1,422,000
	Petrobank Energy & Resources	16,900	640,595
	Petroleo Brasileiro SA ADR	185,376	8,147,275
	Petroleo Brasiliero SP ADR	62,900	2,353,718
	Schlumberger	144,038	11,247,927
	Smith International	39,700	2,328,008
	Suncor Energy	12,700	536,829
‡*	Total (France)	18,700	1,135,822
	Transocean	103,644	11,384,257
	Valero Energy	34,600	1,048,380
‡	Vestas Wind Systems	36,875	3,218,084
	Weatherford International	231,000	5,807,340
	Whiting Petroleum	30,500	2,173,430
			101,876,964

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Financials – 11.54%
	ACE	76,400	$4,135,532
	Affiliated Managers Group	41,900	3,471,415
	AllianceBernstein Ho	61,100	2,261,311
	Assurant	28,100	1,545,500
	Bank of America	337,325	11,806,375
*	BlackRock	3,800	739,100
	Blackstone Group	82,350	1,263,249
	Bosvespa Holding (Brazil)	347,348	1,530,216
	Franklin Resources	17,100	1,507,023
	Goldman Sachs Group	95,081	12,170,367
‡*	Industrial & Commercial Bank
	of China Class H (China)
	(Hong Kong Exchange)	19,212,000	11,611,942
	JPMorgan Chase	93,500	4,366,450
	Lazard Class A	90,600	3,874,056
	MetLife	48,300	2,704,800
	Morgan Stanley	73,167	1,682,841
	Northern Trust	12,400	895,280
	NYSE Euronext	83,400	3,267,612
	Redecard (Brazil)	52,100	649,127
*	St. Joe	146,808	5,738,725
	State Street	24,760	1,408,349
	U.S. Bancorp	261,227	9,409,397
	Wells Fargo	317,898	11,930,712
			97,969,379
Health Care – 13.58%
	Abbott Laboratories	233,700	13,456,445
	Aetna	73,700	2,661,307
	Alcon (Switzerland)	12,200	1,970,422
	Allergan	42,200	2,173,300
†	Amgen	62,200	3,686,594
	Baxter International	44,200	2,900,846
	Becton, Dickinson	23,100	1,854,006
	Biogen Idec	55,050	2,768,465
	Boston Scientific	160,900	1,974,243
†	Celgene	75,000	4,746,000
	Cephalon	49,600	3,843,504
	CIGNA	51,600	1,753,368
	Covidien	102,225	5,495,616
	DENTSPLY International	17,300	649,442
*†	Elan ADR	80,800	862,136
†	Express Scripts	29,800	2,199,836
†	Genentech	113,300	10,047,444
†	Gilead Sciences	203,720	9,285,558
	Hologic	149,000	2,880,170
†	Humana	27,900	1,149,480
†	Intuitive Surgical	2,500	602,450
*	Inverness Medical Innovations	130,700	3,921,000
	Invitrogen	47,250	1,786,050
	McKesson	24,500	1,318,345
†	Medco Health Solutions	84,300	3,793,500
	Medtronic	72,450	3,629,745
	Merck	62,400	1,969,344
*	Mylan	357,800	4,086,076
	Pfizer	153,700	2,834,228
†	St. Jude Medical	34,400	1,496,056
	Stryker	32,600	2,030,980
	United Therapeutics	24,200	2,545,114
	Varian Medical Systems	31,800	1,816,734
†	WellPoint	100,000	4,677,000
	Wyeth	64,800	2,393,712
			115,258,516
Technology – 21.45%
	America Movil Series L ADR	181,227	8,401,684
†	American Tower Class A	132,100	4,751,637
†	Apple	203,846	23,169,136
	Atheros Communications	84,100	1,983,078
†	Autodesk	86,200	2,892,010
	BE Aerospace	237,450	3,758,834
‡	China Mobil (Hong Kong)	311,500	3,120,587
†	Cisco Systems	147,800	3,334,368
	Cognizant Technology Solutions
	Class A	101,500	2,317,245
†	Crown Castle International	132,600	3,841,422
†	Dell	62,600	1,031,648
*†	Dolby Laboratories Class A	33,500	1,178,865
†	EMC	58,000	693,680
*†	Expedia	155,503	2,349,650
	General Dynamics	240,558	17,709,880
†	Google Class A	29,200	11,695,184
	GSI Commerce	24,600	380,808
	Hewlett-Packard	21,400	989,536
	Hon Hai Precision Industry GDR	50,675	350,088
	IAC/InterActive	11,450	199,459
	Intel	92,800	1,738,144
	Intuit	75,600	2,389,716
*†	Juniper Networks	64,100	1,350,587
†	Leap Wireless International	31,700	1,207,770
	Lockheed Martin	170,475	18,695,993
†	Marvell Technology Group	179,800	1,672,140
*†	McAfee	30,500	1,035,780
	MEMC Electronic Materials	11,100	313,686
*†	MetroPCS Communications	59,100	826,809
	Microsoft	636,150	16,978,844
	Mobil Telesystems ADR	19,100	1,069,791
	Netease.com ADR	119,750	2,730,300
	Nice Systems ADR	129,500	3,527,580
	NII Holdings	44,400	1,683,648
*†	priceline.com	7,500	513,225
	QUALCOMM	292,949	12,588,019
†	salesforce.com	12,000	580,800
*	Satyam Computer Services ADR	47,900	773,585
	Sina	95,300	3,354,560

(continues)     37

Statements of net assets

Optimum Large Cap Growth Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Technology (continued)
Skyworks Solutions	452,400	$3,782,064
Solera Holdings	112,100	3,219,512
Sonus Networks	676,300	1,947,744
‡* Tencent Holdings	192,500	1,407,085
Tessera Technologies	126,800	2,071,912
*† VeriSign	92,900	2,422,832
		182,030,925
Transportation – 3.13%
CSX	31,781	1,734,289
Norfolk Southern	120,081	7,950,563
Union Pacific	237,696	16,914,448
		26,599,300
Utilities – 0.35%
† AES	97,300	1,137,437
FirstEnergy	27,300	1,828,827
		2,966,264
Total Common Stock
(cost $853,152,206)		801,444,761

	Principal
	Amount (U.S. $)
≠Discount Note – 0.30%
Federal Home Loan Bank 0.10%
10/1/08	$2,546,509	2,546,509
Total Discount Note
(cost $2,546,509)		2,546,509

Repurchase Agreements** – 4.30%
BNP Paribas 0.15%, dated
9/30/08, to be repurchased
on 10/1/08, repurchase price
$36,442,699 (collateralized by
U.S. Government obligations,
4.875% 8/15/09; with market
value $37,193,016)	36,442,547	36,442,547
Total Repurchase Agreements
(cost $36,442,547)		36,442,547
Total Value of Securities Before
Securities Lending Collateral – 99.03%
(cost $892,141,262)		840,433,817

	Number of
	Shares
Securities Lending Collateral*** – 6.12%
Investment Companies
Mellon GSL DBT II
Collateral Fund	51,923,119	51,923,119
Total Securities Lending Collateral
(cost $51,923,119)		51,923,119

Total Value of Securities – 105.15%
(cost $944,064,381)		892,356,936 ©
Obligation to Return Securities
Lending Collateral*** – (6.12%)		(51,923,119)
Receivables and Other Assets
Net of Liabilities – 0.97%		8,195,664
Net Assets Applicable to 87,471,381
Shares Outstanding – 100.00%		$848,629,481

Net Asset Value – Optimum Large Cap Growth Fund
Class A ($43,291,874 / 4,493,282 Shares)		$9.63
Net Asset Value – Optimum Large Cap Growth Fund
Class B ($7,338,783 / 788,341 Shares)		$9.31
Net Asset Value – Optimum Large Cap Growth Fund
Class C ($162,669,448 / 17,476,948 Shares)		$9.31
Net Asset Value – Optimum Large Cap Growth Fund
Institutional Class ($635,329,376 / 64,712,810 Shares)		$9.82

Components of Net Assets at September 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$957,340,750
Accumulated net investment loss		(791)
Accumulated net realized loss on investments		(57,014,808)
Net unrealized depreciation of investments
and foreign currencies		(51,695,670)
Total net assets		$848,629,481

‡	Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $27,417,234, which represented 3.23% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.

†	Non income producing security.

≠	The rate shown is the effective yield as of the time of purchase.

**	See Note 1 in “Notes to financial statements.”

***	See Note 11 in “Notes to financial statements.”

©	Includes $50,077,160 of securities loaned

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
HKD — Hong Kong Dollar
ZAR — South African Rand
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Growth Fund
Net asset value Class A (A)	$9.63
Sales charge (5.75% of offering price) (B)	0.59
Offering price	$10.22

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2008:

Foreign Currency Exchange Contracts[1]
Contracts					Unrealized
to Deliver		In Exchange For		Settlement Date	Appreciation
HKD	(24,511,849)	USD	3,157,127	10/2/08	$ 275
ZAR	(308,263)	USD	37,984	10/3/08	791
					$1,066

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

[1]See Note 7 in “Notes to financial statements.”

See accompanying notes

(continues)     39

Statements of net assets

Optimum Large Cap Value Fund

September 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 96.90%
Consumer Discretionary – 10.30%
	Comcast Class A	323,100	$6,342,453
	Disney (Walt)	199,730	6,129,714
	Gap	461,700	8,209,025
*	General Motors	460,890	4,355,411
	Home Depot	171,100	4,429,779
	Johnson Controls	95,210	2,887,719
	Macy’s	145,850	2,622,383
	Mattel	385,800	6,959,832
	NIKE Class B	99,810	6,677,289
	Omnicom Group	151,600	5,845,696
*	Regal Entertainment Group Class A	541,900	8,551,181
*	Royal Caribbean Cruises	151,030	3,133,873
*	Sherwin-Williams	65,380	3,737,121
	Sony ADR	93,300	2,880,171
	Staples	102,360	2,303,100
	Time Warner	197,100	2,583,981
†	Toll Brothers	13,920	351,202
‡	WPP Group (United Kingdom)	289,170	2,340,076
			80,340,006
Consumer Staples – 11.70%
	Altria Group	95,010	1,884,998
	CVS Caremark	179,191	6,031,569
‡	Diageo (United Kingdom)	312,776	5,335,343
	Kellogg	96,190	5,396,259
	Kimberly-Clark	193,250	12,530,330
	Kraft Foods Class A	387,650	12,695,538
†	Lorillard	32,900	2,340,835
	Molson Coors Brewing Class B	32,940	1,539,945
‡	Nestle (Switzerland)	139,871	6,044,880
	Pepsi Bottling Group	13,900	405,463
	PepsiCo	68,410	4,875,581
†	Philip Morris International	269,270	12,951,887
	Procter & Gamble	91,230	6,357,819
	Sara Lee	724,000	9,144,120
*	Whole Foods Market	185,800	3,721,574
			91,256,141
Energy – 11.82%
	Apache	57,280	5,973,158
	BP ADR	28,900	1,449,913
	Chevron	247,802	20,438,709
	ConocoPhillips	247,840	18,154,280
	Devon Energy	69,020	6,294,624
	EOG Resources	43,210	3,865,567
	Exxon Mobil	162,030	12,583,250
	Hess	68,690	5,638,075
	Marathon Oil	71,290	2,842,332
	Total ADR	173,970	10,556,500
	Valero Energy	112,000	3,393,600
	Williams Companies	40,880	966,812
			92,156,820
Financials – 19.03%
	Allstate	276,560	12,754,947
	Aon	34,030	1,529,989
	Bank of America	232,553	8,139,355
	Bank of New York Mellon	261,996	8,535,830
*	Blackstone Group	403,040	6,182,634
	Chubb	58,460	3,209,454
	Citigroup	346,110	7,098,716
‡	Deutsche Boerse (Germany)	4,620	427,799
	Franklin Resources	47,830	4,215,258
	Genworth Financial	218,290	1,879,477
	Goldman Sachs Group	73,780	9,443,840
	Hartford Financial Services Group	28,160	1,154,278
*	Hospitality Properties Trust	135,500	2,780,460
	Invesco	35,240	739,335
	JPMorgan Chase	399,217	18,643,434
	Merrill Lynch	153,800	3,891,140
*	MetLife	231,800	12,980,800
*	New York Community Bancorp	430,400	7,226,416
	NYSE Euronext	52,500	2,056,950
	PNC Financial Services Group	58,290	4,354,263
*	Prudential Financial	45,950	3,308,400
	State Street	125,440	7,135,027
*	SunTrust Banks	86,870	3,908,281
	Travelers	242,813	10,975,148
†	Visa Class A	14,760	906,116
	XL Capital Class A	275,400	4,940,676
			148,418,023
Health Care – 8.10%
	Abbott Laboratories	38,140	2,196,101
	Aetna	103,100	3,722,941
†	Boston Scientific	60,500	742,335
	Bristol-Myers Squibb	266,600	5,558,610
‡	GlaxoSmithKline (United Kingdom)	135,470	2,935,609
	Johnson & Johnson	84,880	5,880,486
	Merck	194,790	6,147,572
	Pfizer	633,670	11,684,875
†*	Tenet Healthcare	1,278,530	7,095,842
	UnitedHealth Group	66,470	1,687,673
†	Watson Pharmaceuticals	231,600	6,600,600
†	WellPoint	40,990	1,917,102
	Wyeth	188,990	6,981,291
			63,151,037
Industrials – 11.74%
	3M	54,600	3,729,726
*	Avery Dennison	112,000	4,981,760
	Burlington Northern Santa Fe	38,640	3,571,495
	Danaher	12,620	875,828
	Eaton	41,240	2,316,863
	General Electric	428,400	10,924,200
	Grainger (W.W.)	50,140	4,360,676
	Honeywell International	104,800	4,354,440
	Ingersoll-Rand Class A	66,640	2,077,169

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
	Lockheed Martin	154,690	$16,964,852
*	Masco	92,970	1,667,882
	Northrop Grumman	145,620	8,815,835
	Raytheon	20,870	1,116,754
	Timken	29,050	823,568
	Tyco Electronics	219,500	6,071,370
	Tyco International	181,300	6,349,126
	United Technologies	131,690	7,909,301
	Waste Management	147,800	4,654,222
			91,565,067
Information Technology – 9.01%
	Accenture Class A	214,090	8,135,420
	Automatic Data Processing	22,880	978,120
†	Cisco Systems	49,410	1,114,690
†	Dell	228,400	3,764,032
	Hewlett-Packard	137,860	6,374,646
	Intel	584,680	10,951,056
	International Business Machines	164,600	19,251,616
†	LSI	503,300	2,697,688
	Motorola	721,700	5,152,938
†	Oracle	502,470	10,205,166
	Western Union	68,380	1,686,935
			70,312,307
Materials – 5.97%
	Air Products & Chemicals	36,090	2,471,804
	Alcoa	192,400	4,344,392
*	duPont (E.I.) deNemours	307,400	12,388,220
*	Louisiana-Pacific	281,200	2,615,160
	MeadWestvaco	297,300	6,930,063
	Packaging Corp. of America	432,900	10,034,622
	PPG Industries	133,160	7,765,891
			46,550,152
Telecommunications – 5.09%
	AT&T	731,130	20,413,149
	Embarq	14,116	572,404
*	Qwest Communications International	2,148,200	6,938,686
	Rogers Communications Class B	56,570	1,834,818
	Verizon Communications	52,360	1,680,232
‡	Vodafone Group (United Kingdom)	1,630,767	3,601,133
	Windstream	428,900	4,692,166
			39,732,588
Utilities – 4.14%
	Ameren	80,800	3,153,624
	American Electric Power	234,130	8,681,540
*	Dominion Resources	135,336	5,789,674
	Entergy	34,890	3,105,559
	FPL Group	61,740	3,105,522
	PG&E	75,570	2,830,097
	PPL	76,160	2,819,443
	Public Service Enterprise Group	86,690	2,842,565
			32,328,024
Total Common Stock
	(cost $844,346,488)		755,810,165

	Principal
	Amount (U.S. $)
≠Discount Note – 0.19%
Federal Home Loan Bank
0.10% 10/1/08	$1,520,956	1,520,956
Total Discount Note
(cost $1,520,956)		1,520,956

Repurchase Agreements** – 2.79%
BNP Paribas 0.15%, dated
9/30/08, to be repurchased
on 10/1/08, repurchase price
$21,766,168 (collateralized by
U.S. Government obligations,
4.875% 8/15/09; with market
value $22,214,310)	21,766,077	21,766,077
Total Repurchase Agreements
(cost $21,766,077)		21,766,077

Total Value of Securities Before Securities
Lending Collateral – 99.88%
(cost $867,633,521)		779,097,198

	Number of
	Shares
Securities Lending Collateral*** – 6.63%
Investment Companies
Mellon GSL DBT II
Collateral Fund	51,748,936	51,748,936
Total Securities Lending Collateral
(cost $51,748,936)		51,748,936

Total Value of Securities – 106.51%
(cost $919,382,457)		830,846,134	©
Obligation to Return Securities
Lending Collateral*** – (6.63%)		(51,748,936)
Receivables and Other Assets
Net of Liabilities – 0.12%		926,458
Net Assets Applicable to 80,304,880
Shares Outstanding – 100.00%		$780,023,656

Net Asset Value – Optimum Large Cap Value Fund
Class A ($44,166,275 / 4,545,162 Shares)		$9.72
Net Asset Value – Optimum Large Cap Value Fund
Class B ($7,647,663 / 794,227 Shares)		$9.63
Net Asset Value – Optimum Large Cap Value Fund
Class C ($168,933,732 / 17,549,636 Shares)		$9.63
Net Asset Value – Optimum Large Cap Value Fund
Institutional Class ($559,275,986 / 57,415,855 Shares)		$9.74

(continues)     41

Statements of net assets

Optimum Large Cap Value Fund

Components of Net Assets at September 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$903,737,847
Undistributed net investment income	6,351,648
Accumulated net realized loss on investments	(41,535,040)
Net unrealized depreciation of investments
and foreign currencies	(88,530,799)
Total net assets	$780,023,656

* Fully or partially on loan.
† Non income producing security.
‡	Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $20,684,840, which represented 2.65% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠ The rate shown is the effective yield as of the time of purchase.
** See Note 1 in “Notes to financial statements.”
*** See Note 11 in “Notes to financial statements.”
© Includes $48,138,763 of securities loaned.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Value Fund
Net asset value Class A (A)	$ 9.72
Sales charge (5.75% of offering price) (B)	0.59
Offering price	$10.31

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.

See accompanying notes

Optimum Small-Mid Cap Growth Fund

September 30, 2008 (Unaudited)

		Number of
		Shares	Value
Common Stock – 98.39%
Basic Industry/Capital Goods – 18.34%
*	Acuity Brands	18,500	$772,560
	Albany International	13,000	355,290
*	American Ecology	15,940	441,060
	AMETEK	47,500	1,936,575
†	Atwood Oceanics	34,000	1,237,600
	Cubic	8,300	204,097
	Cytec Industries	16,000	622,560
	Donaldson	34,000	1,424,940
*†	Drew Industries	15,000	256,650
	Flowserve	3,770	334,663
	FMC	9,240	474,844
	Greif Class A	8,000	524,960
†	Haynes International	13,000	608,790
*	Herman Miller	36,000	880,920
†	Itron	4,200	371,826
*	Kaydon	10,000	450,600
‡	Kingboard Chemicals Holdings	63,660	217,372
	Koppers Holdings	7,000	261,870
	Lincoln Electric Holdings	7,000	450,170
†	Littelfuse	10,000	297,300
†	Mettler-Toledo International	20,000	1,959,999
*	Mine Safety Appliances	15,600	594,672
†	Mobile Mini	12,200	235,826
†	Moog Class A	15,000	643,200
*	Nordson	31,000	1,522,410
	Quaker Chemical	2,100	59,766
†	Quanta Services	44,000	1,188,440
†	Ralcorp Holdings	7,320	493,441
*	Simpson Manufacturing	14,900	403,641
†	Solutia	57,854	809,956
†	Tetra Tech	18,890	454,493
	Texas Industries	7,000	286,020
*	Titan International	13,930	296,988
*	Toro	8,000	330,400
†	Varian	7,000	300,300
†	Waste Connections	52,260	1,792,518
			23,496,717
Business Services – 6.63%
	Administaff	20,000	544,400
†	Aecom Technology	28,610	699,228
†	Alliance Data Systems	4,290	271,900
*†	Concur Technologies	55,050	2,106,213
†	Constant Contact	5,050	86,204
*	FactSet Research Systems	8,140	425,315
	Global Payments	17,000	762,620
†	Hackett Group	42,800	232,832
	Interactive Data	16,600	418,652
*	Knoll	25,000	378,000
	Liberty Acquisition Holding	49,500	440,550
†	Net 1 UEPS Technologies	16,600	370,678
†	Resources Connection	9,850	221,921
†	SkillSoft ADR	75,000	784,500
†	TrueBlue	20,000	323,200
	Viad	15,000	431,850
			8,498,063
Consumer Durables – 3.80%
*†	Cavco Industries	40,300	1,456,844
*†	Champion Enterprises	168,400	934,620
*†	Jarden	42,990	1,008,116
	Snap-On	13,180	694,059
*	Thor Industries	20,000	496,400
*	Winnebago Industries	22,000	284,240
			4,874,279
Consumer Non-Durables – 9.03%
	Abercrombie & Fitch Class A	18,200	717,990
	Advance Auto Parts	17,370	688,894
‡*†	Asics	41,170	320,075
*†	Big Lots	17,770	494,539
*†	BJ’s Wholesale Club	19,410	754,273
	Christopher & Banks	11,700	89,739
†	Dick’s Sporting Goods	15,340	300,357
‡†	Dufry Group	4,896	226,248
	Foot Locker	23,170	374,427
*†	J. Crew Group	29,050	829,959
*	Oxford Industries	31,000	800,730
*	Pool	51,000	1,189,830
*†	Rush Enterprises Class A	30,000	384,000
*	Talbots	56,492	740,045
*†	True Religion Apparel	80,300	2,075,754
†	Urban Outfitters	48,000	1,529,760
*†	Zumiez	3,420	56,362
			11,572,982
Consumer Services – 3.32%
*†	Bally Technologies	19,000	575,320
	Ctrip.com International ADR	2,830	109,266
*†	Entravision Communications	70,000	188,300
*†	Gaylord Entertainment	10,000	293,700
*†	ITT Educational Services	19,970	1,615,773
*†	Marvel Entertainment	19,400	662,316
*†	Pinnacle Entertainment	50,000	378,000
†	Salem Communications Class A	45,000	56,250
*†	Sonic	10,100	147,157
†	Spanish Broadcasting
	Systems Class A	36,400	13,832
*†	Vail Resorts	6,000	209,700
			4,249,614
Energy – 5.32%
†	Arena Resources	7,690	298,757
	Carbo Ceramics	5,210	268,888
†	Carrizo Oil & Gas	25,000	906,749
†	Dril-Quip	7,320	317,615
†	Encore Acquisition	7,000	292,460
†	FMC Technologies	42,000	1,955,099
†	Forest Oil	10,150	503,440
	Foundation Coal Holdings	8,340	296,737

(continues)     43

Statements of net assets

Optimum Small-Mid Cap Growth Fund

		Number of
		Shares	Value
Common Stock (continued)
Energy (continued)
†	Hercules Offshore	12,210	$185,104
†	Lupatech	5,800	109,768
	Penn Virginia	4,700	251,168
*†	Quicksilver Resources	22,800	447,564
	St. Mary Land & Exploration	9,770	348,301
†	Tesco	8,800	184,272
†	TETRA Technologies	33,000	457,050
			6,822,972
Financials – 11.35%
*	Aaron Rents	20,000	541,400
	Allied World Assurance Holdings	14,080	500,122
*†	AmeriCredit	19,500	197,535
†	Arch Capital Group	600	43,818
*	Associated Banc-Corp	18,000	359,100
	Berkshire Hills Bancorp	28,300	905,600
	Comerica	3,670	120,339
	Electro Rent	37,000	496,910
	GATX	25,000	989,250
†	Guaranty Bancorp	70,000	427,000
*†	H&E Equipment Services	50,000	483,000
	HCC Insurance Holdings	28,050	757,350
	International Bancshares	6,820	184,140
	K-Fed Bancorp	80,000	732,800
*	Lakeland Financial	24,000	527,040
*	MB Financial	34,000	1,124,380
*	Old Second Bancorp	8,400	155,568
†	ProAssurance	6,360	356,160
†	Signature Bank	5,700	198,816
†	SVB Financial Group	15,000	868,800
*	TCF Financial	45,000	810,000
	Tower Group	20,000	471,200
*	Trico Bancshares	30,000	645,900
*	Valley National Bancorp	63,000	1,320,480
	ViewPoint Financial Group	67,000	1,172,500
*†	World Acceptance	4,500	162,000
			14,551,208
Health Care – 13.03%
†	Alexion Pharmaceuticals	21,150	831,195
†	Arena Pharmaceuticals	25,000	125,000
*†	Array Biopharma	20,000	153,600
*†	Auxilium Pharmaceuticals	17,900	579,960
†	BioMarin Pharmaceuticals	33,500	887,414
†	Celera	26,040	402,318
†	Cephalon	6,000	464,940
*†	Cepheid	20,000	276,600
†	Charles River Laboratories International	6,940	385,378
*†	Cougar Biotechnology	6,670	222,711
*†	Cubist Pharmaceuticals	10,750	238,973
*†	deCODE genetics	14,300	5,577
*†	Eclipsys	9,400	196,930
†	Health Net	12,520	295,472
*†	HealthSouth	41,220	759,685
†	HealthSpring	14,060	297,510
†	Human Genome Sciences	27,100	172,085
†	ICON ADR	15,200	581,400
†	Idexx Laboratories	7,500	411,000
†	Illumina	11,000	445,830
†	Immucor	18,000	575,280
	Invacare	4,800	115,872
*†	IsoRay	140,000	84,000
*†	Luminex	11,000	275,110
*†	Medarex	30,000	194,100
†	Medicines	11,340	263,315
=@†∏	Medicure Restricted PIPE	74,014	—
*	Meridian Bioscience	16,000	464,640
*†	Mindray Medical International ADR	6,040	203,729
*†	Myriad Genetics	8,000	519,040
†	Nektar Therapeutics	25,000	89,750
*†	Neurogen	40,000	9,596
*†	Onyx Pharmaceuticals	6,960	251,813
*	Owens & Minor	12,520	607,220
	Perrigo	9,320	358,447
	Pharmaceutical Product
	Development	18,030	745,541
*†	PSS World Medical	42,000	819,000
*†	Psychiatric Solutions	30,320	1,150,643
†	QLT	35,000	114,100
*	Quality Systems	12,000	507,120
†	Regeneron Pharmaceuticals	11,390	248,644
†	Seattle Genetics	34,900	373,430
‡	SSL International	29,700	239,318
†	United Therapeutics	3,500	368,095
†	Volcano	22,350	386,432
			16,697,813
Real Estate – 1.03%
	BioMed Realty Trust	18,000	476,100
*	Corporate Office Properties Trust	13,000	524,550
	Extra Space Storage	21,000	322,560
			1,323,210
Technology – 23.77%
†	American Reprographics	30,000	517,500
†	American Tower Class A	32,400	1,165,428
	Amphenol Class A	20,000	802,800
†	ANSYS	22,000	833,140
*†	Ariba	44,260	625,394
*†	Atheros Communications	21,870	515,695
†	Axsys Technologies	3,140	185,072
†	CACI International	12,090	605,709
†	Cavium Networks	11,160	157,133
†	Cellcom Israel	22,820	685,969
†	Crown Castle International	18,400	533,048
*†	Equinix	5,140	357,024
*†	ESCO Technologies	25,000	1,204,250
*†	FLIR Systems	117,770	4,524,723
*†	Focus Media Holding ADR	14,676	418,413

		Number of
		Shares	Value
Common Stock (continued)
Technology (continued)
†	II-VI	17,000	$657,220
†	Informatica	31,000	402,690
†	Integrated Device Technology	83,000	645,740
†	IPG Photonics	63,000	1,229,130
†	LDK Solar ADR	4,740	142,295
†	McAfee	11,400	387,144
*†	Microsemi	56,780	1,446,754
†	MSCI Class A	7,840	188,160
†	Netease.com ADR	24,400	556,320
†	Nice Systems ADR	29,390	800,584
†	Novell	140,400	721,656
†	NutriSystem	1,800	31,896
*†	ON Semiconductor	171,550	1,159,678
†	Plexus	16,000	331,200
*†	Polycom	50,000	1,156,500
†	Radiant Systems	35,000	304,150
†	Red Hat	25,060	377,654
*†	RightNow Technologies	17,980	226,009
*†	Skyworks Solutions	45,650	381,634
†	Solera Holdings	21,770	625,234
†	SRA International Class A	17,000	384,710
*†	Stratasys	25,000	436,750
†	Supertex	21,800	613,888
†	Switch & Data Facilities	25,000	311,250
†	Sykes Enterprises	21,540	473,018
†	Teledyne Technologies	7,700	440,132
†	Tellabs	187,000	759,220
†	Trimble Navigation	20,000	517,200
†	TW Telecom	88,000	914,320
‡†	UBISOFT Entertainment	2,957	205,668
†	Virtusa	25,494	165,966
†	Zebra Technologies	12,000	334,200
			30,459,268
Transportation – 2.77%
†	CAI International	40,000	442,400
‡†	Dockwise	81,000	153,350
*	Heartland Express	76,800	1,191,936
†	HUB Group Class A	14,740	554,961
	Hunt (J.B.) Transport Services	8,740	291,654
†	Kansas City Southern	10,990	487,516
	Landstar System	5,470	241,008
*	Werner Enterprises	8,600	186,706
			3,549,531
Total Common Stock
	(cost $128,745,153)		126,095,657

Exchange Traded Fund – 0.12%
*	iShares Russell 2000 Growth
	Index Fund	2,200	155,584
Total Exchange Traded Fund
	(cost $174,888)		155,584

Warrant – 0.00%
*=†	Isoray, exercise price $5.00,
	expiration date 3/22/11	28,000	—

Total Warrant
	(cost $0)		—

		Principal
		Amount
≠Discount Note – 0.01%
	Federal Home Loan Bank
	0.10% 10/1/08	$9,340	9,340
Total Discount Note
	(cost $9,340)		9,340

Repurchase Agreements** – 0.10%
	BNP Paribas 0.15%, dated
	9/30/08, to be repurchased
	on 10/1/08, repurchase price
	$133,661 (collateralized by
	U.S. Government obligations,
	4.875% 8/15/09; with market
	value $136,412)	133,660	133,660
Total Repurchase Agreements
	(cost $133,660)		133,660

Total Value of Securities Before Securities
	Lending Collateral – 98.62%
	(cost $129,063,041)		126,394,241

		Number of
		Shares
Securities Lending Collateral*** – 19.63%
	Investment companies
	Mellon GSL DBT II
	Collateral Fund	25,153,980	25,153,980
Total Securities Lending Collateral
	(cost $25,153,980)		25,153,980

Total Value of Securities – 118.25%
	(cost $154,217,021)		151,548,221	©
Obligation to Return Securities
	Lending Collateral*** – (19.63%)		(25,153,980)
Receivables and Other Assets
	Net of Liabilities – 1.38%		1,763,015
Net Assets Applicable to 11,996,649
	Shares Outstanding – 100.00%		$128,157,256

Net Asset Value – Optimum Small-Mid Cap Growth Fund
	Class A ($8,269,377 / 777,468 Shares)		$10.64
Net Asset Value – Optimum Small-Mid Cap Growth Fund
	Class B ($1,395,817 / 135,814 Shares)		$10.28
Net Asset Value – Optimum Small-Mid Cap Growth Fund
	Class C ($29,681,763 / 2,888,177 Shares)		$10.28
Net Asset Value – Optimum Small-Mid Cap Growth Fund
	Institutional Class ($88,810,299 / 8,195,190 Shares)		$10.84

(continues)     45

Statements of net assets

Optimum Small-Mid Cap Growth Fund

Components of Net Assets at September 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$142,286,481
Accumulated net realized loss on investments	(11,460,424)
Net unrealized depreciation of investments	(2,668,801)
Total net assets	$128,157,256

*	Fully or partially on loan.

†	Non income producing security.

‡	Security is being valued based on international fair value pricing. At September 30, 2008, the aggregate amount of international fair value priced securities was $1,362,031, which represented 1.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2008, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note in “Notes to financial statements.”

@	Illiquid security. At September 30, 2008, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

P	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2008, the aggregate amount of the restricted securities was $0 or 0.00% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 1 in “Notes to financial statements.”

***	See Note 11 in “Notes to financial statements.”

©	Includes $24,086,734 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipt
PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Growth Fund
Net asset value Class A (A)	$10.64
Sales charge (5.75% of offering price) (B)	0.65
Offering price	$11.29

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

Optimum Small-Mid Cap Value Fund

September 30, 2008 (Unaudited)

		Number of
		Shares	Value
Common Stock – 91.29%
Basic Industry – 16.62%
	Albany International	62,000	$1,694,460
	AMETEK	10,500	428,085
	Ashland	65,300	1,909,372
*	Brady Class A	41,000	1,446,480
	Carlisle Companies	35,000	1,048,950
	Chemtura	53,000	241,680
	Crane	33,000	980,430
	Cytec Industries	34,000	1,322,940
*	Eastman Chemical	15,000	825,900
	Hercules	116,600	2,307,513
	Kaiser Aluminum	11,000	472,450
*†	Kapstone Paper & Packaging	170,000	1,079,500
†	Material Sciences	78,000	448,500
†	NCI Building Systems	16,000	508,000
†	OM Group	17,000	382,500
	Quanex	25,000	381,000
†	Solutia	44,000	616,000
*	Spartech	70,000	693,000
*	Tronox Class A	27,900	4,743
	Tronox Class B	38,500	4,043
			16,795,546
Business Services – 10.18%
	Courier	16,983	345,774
	Deluxe	37,000	532,430
	Donnelley (R.R.) & Sons	27,000	662,310
	Ennis	27,890	431,179
	Heidrick & Struggles International	7,200	217,080
*†	Hudson Highland Group	155,000	1,077,250
	IKON Office Solutions	51,500	876,015
	infoGROUP	22,900	151,369
*	Kelly Services	45,400	864,870
†	MPS Group	95,000	957,600
*†	PHH	50,700	673,803
*†	R.H. Donnelley	8,200	16,318
†	Spherion	157,000	764,590
†	TrueBlue	41,000	662,560
*†	Valassis Communications	148,000	1,281,680
†	WESCO International	24,000	772,320
			10,287,148
Capital Spending – 5.58%
*	Acuity Brands	32,000	1,336,320
*	Granite Construction	13,300	476,406
	Hardinge	3,200	40,640
	Hubbell Class B	21,500	753,575
	Kennametal	58,000	1,572,960
†	Miller Industries	100,500	744,705
*	Tennant	8,300	284,358
	Wabash National	45,600	430,920
			5,639,884
Consumer Cyclical – 6.33%
	Barnes Group	57,000	1,152,540
*	Ethan Allen Interiors	47,800	1,339,356
*†	Exide Technologies	40,090	295,864
*	Furniture Brands International	42,000	441,840
*	Hooker Furniture	25,752	457,098
	Knoll	15,000	226,800
	Leggett & Platt	47,000	1,024,130
*	Lifetime Brands	47,000	458,250
	Stanley Works	24,000	1,001,760
			6,397,638
Consumer Services – 13.61%
	Asbury Automotive Group	13,300	153,216
*†	AutoNation	48,700	547,388
*†	Collective Brands	36,000	659,160
*†	Corinthian Colleges	18,400	276,000
	Delta Apparel	41,300	344,855
†	Eddie Bauer Holdings	28,400	151,940
	Foot Locker	80,000	1,292,800
*†	Genesco	14,300	478,764
†	Great Atlantic & Pacific Tea	7,155	77,417
*	Group 1 Automotive	13,500	293,355
	Ingles Markets	16,150	368,705
*	Jones Apparel Group	35,400	655,254
*	K-Swiss	11,300	196,620
†	Maidenform Brands	73,300	1,063,583
	Monaco Coach	21,695	42,305
†	Pacific Sunwear of California	151,600	1,020,268
	Phillips-Van Heusen	14,700	557,277
†	Quiksilver	158,800	911,512
†	Rent-A-Center	52,600	1,171,928
*†	RSC Holdings	58,000	658,880
†	Rush Enterprises Class A	49,500	633,600
*†	Russ Berrie & Co.	6,000	46,020
*	Sotheby‘s	46,400	930,784
†	Sturm Ruger & Co.	55,900	387,946
†	Warnaco Group	10,900	493,661
*†	Westwood One	608,900	334,895
			13,748,133
Consumer Staples – 0.45%
*	Chiquita Brands International	28,775	454,933
			454,933
Energy – 2.87%
†	Callon Petroleum	19,700	355,191
*	CARBO Ceramics	3,091	159,527
	Foundation Coal Holdings	16,800	597,744
	Gulf Island Fabrication	7,660	264,040
†	Newpark Resources	24,050	175,565
	Southern Union	54,000	1,115,099
†	Southwestern Energy	7,440	227,218
			2,894,384
Financial Services – 8.46%
*	American Equity Investment
	Life Holding	51,720	387,900
	CFS Bancorp	6,445	59,616

(continues)     47

Statements of net assets

Optimum Small-Mid Cap Value Fund

		Number of
		Shares	Value
Common Stock (continued)
Financial Services (continued)
*	City National	4,100	$222,630
†	Conseco	21,100	74,272
	Employers Holdings	63,000	1,094,940
*	First Horizon National	82,699	785,643
†	FPIC Insurance Group	10,835	556,811
	Hanover Insurance Group	18,000	819,360
	Horace Mann Educators	26,950	346,847
†	LaBranche & Co.	62,060	279,270
*	Old National Bancorp	20,650	413,413
†	PMA Capital Class A	36,000	317,520
*	Suffolk Bancorp	16,290	641,989
†	United America Indemnity Class A	92,364	1,314,339
	Webster Financial	48,800	1,232,200
			8,546,750
Health Care – 2.33%
*†	Kinetic Concepts	25,000	714,750
†	King Pharmaceuticals	56,200	538,396
†	LifePoint Hospitals	13,720	440,961
†	Lincare Holdings	16,100	484,449
†	RehabCare Group	9,713	175,805
			2,354,361
Real Estate – 5.54%
*	CapLease	184,500	1,463,085
*	Lexington Reality Trust	43,300	745,626
*†	Lodgian	111,100	866,580
	MI Developments Class A	71,000	1,312,790
	U-Store-It Trust	98,900	1,213,503
			5,601,584
Technology – 15.94%
†	3Com	18,000	41,940
†	Advanced Energy Industries	27,825	380,646
*	Agilysys	30,623	308,986
†	Checkpoint Systems	64,000	1,204,480
†	CIBER	68,225	476,893
	Cohu	26,210	414,642
†	Ducommun	16,970	405,244
†	Fairchild Semiconductor International	91,000	808,990
†	Flextronics International	300,500	2,127,540
*†	Gerber Scientific	59,000	539,260
*	Imation	35,000	791,700
*†	Intermec	51,000	1,001,640
†	Lawson Software	73,700	515,900
*†	LeCroy	50,000	384,500
	Methode Electronics	39,208	350,520
†	Ness Technologies	33,700	386,539
†	Novell	111,000	570,540
*†	ON Semiconductor	142,100	960,596
	Patni Computer Systems ADR	62,900	487,475
	Rockwell Automation	22,000	821,480
*†	Rudolph Technologies	44,700	374,586
†	Teradyne	81,000	632,610
†	Thermo Fisher Scientific	18,900	1,039,500
†	Tollgrade Communications	14,537	61,055
†	Unisys	13,800	37,950
†	Vishay Intertechnology	148,000	979,760
			16,104,972
Transportation – 0.83%
	Con-way	3,900	172,029
	Skywest	20,360	325,353
*†	YRC Worldwide	28,700	343,252
			840,634
Utilities – 2.55%
	Great Plains Energy	78,300	1,734,345
	Portland General Electric	20,300	480,298
	Westar Energy	15,700	361,728
			2,576,371
Total Common Stock
	(cost $111,868,071)		92,242,338

Exchange Traded Fund – 0.41%
*	iShares Russell 2000 Value
	Index Fund	6,200	416,888
Total Exchange Traded Fund
	(cost $469,439)		416,888

		Principal
		Amount
≠Discount Note – 0.59%
	Federal Home Loan Bank
	0.10% 10/1/08	$592,067	592,067
Total Discount Note
	(cost $592,067)		592,067

Repurchase Agreements** – 8.39%
	BNP Paribas 0.15%, dated
	9/30/08, to be repurchased
	on 10/1/08, repurchase price
	$8,472,981 (collateralized by
	U.S. Government obligations,
	4.875% 8/15/09; with market
	value $8,647,431)	8,472,946	8,472,946
Total Repurchase Agreements
	(cost $8,472,946)		8,472,946

Total Value of Securities Before Securities
	Lending Collateral – 100.68%
	(cost $121,402,523)		101,724,239

	Number of
	Shares	Value
Securities Lending Collateral*** – 12.86%
Investment Companies
Mellon GSL DBT II
Collateral Fund	12,990,827	$12,990,827
Total Securities Lending Collateral
(cost $12,990,827)		12,990,827

Total Value of Securities – 113.54%
(cost $134,393,350)		114,715,066 ©
Obligation to Return Securities
Lending Collateral*** – (12.86%)		(12,990,827)
Liabilities Net of Receivables and
Other Assets – (0.68%)		(684,827)
Net Assets Applicable to 10,285,381
Shares Outstanding – 100.00%		$101,039,412

Net Asset Value – Optimum Small-Mid Cap Value Fund
Class A ($7,838,293 / 798,781 Shares)	$ 9.81
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class B ($1,424,943 / 150,876 Shares)	$ 9.44
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class C ($28,447,695 / 3,012,976 Shares)	$ 9.44
Net Asset Value – Optimum Small-Mid Cap Value Fund
Institutional Class ($63,328,481 / 6,322,748 Shares)	$10.02

Components of Net Assets at September 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$122,759,079
Undistributed net investment income	26,496
Accumulated net realized loss on investments	(2,067,879)
Net unrealized depreciation of investments	(19,678,284)
Total net assets	$101,039,412

*	Fully or partially on loan.

†	Non income producing security.

≠	The rate shown is the effective yield as of the time of purchase.

**	See Note 1 in “Notes to financial statements.”

***	See Note 11 in “Notes to financial statements.”

©	Includes $12,472,762 of securities loaned.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Value Fund
Net asset value Class A (A)	$9.81
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2008 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value	$898,727,471	$215,949,426	$840,433,817	$779,097,198	$126,394,241	$101,724,239
Short-term investments held as collateral
for loaned securities	62,216,905	32,224,046	51,923,119	51,748,936	25,153,980	12,990,827
Cash	13,816,141	18,931	855,269	782,855	1,676,460	193,021
Foreign currencies	7,051,168	545,028	613,525	6,833	31	—
Receivables for fund shares sold	1,562,717	333,715	1,526,069	1,276,803	195,198	141,206
Receivables for securities sold	12,863,230	1,131,581	29,078,313	7,355,029	290,323	415,073
Foreign currency contracts, at value	1,694,384	622,225	1,066	—	—	—
Dividends receivable	—	1,198,024	750,566	1,654,160	60,819	117,255
Interest receivable	8,780,864	—	152	91	—	35
Securities lending income receivable	52,303	31,343	33,517	42,354	30,139	12,610
Credit default swap contracts, at value[1]	580,281	—	—	—	—	—
Other assets	656	—	—	—	—	—
Total assets	1,007,346,120	252,054,319	925,215,413	841,964,259	153,801,191	115,594,266

Liabilities:
Payables for securities purchased	46,601,931	425,654	19,068,491	7,599,053	5,725	1,206,526
Payables for fund shares redeemed	2,550,996	427,677	1,682,104	1,546,059	250,896	188,684
Obligation to return securities lending collateral	62,216,905	32,224,046	51,923,119	51,748,936	25,153,980	12,990,827
Accrued protection payments on credit
default swaps	19,488	—	—	—	—	—
Credit default swap contracts, at value[1]	10,162	—	—	—	—	—
Foreign currency contracts, at value	12,885	—	2,576,211	—	—	—
Distributions payable	2,171	—	—	—	—	—
Due to manager and affiliates	848,620	320,179	1,102,159	942,334	212,065	138,095
Variation margin receivable on futures contracts	408,620	—	—	—	—	—
Other accrued expenses	129,181	90,452	232,712	102,443	20,524	30,074
Other liabilities	1,157,350	728	1,136	1,778	745	648
Total liabilities	113,958,309	33,488,736	76,585,932	61,940,603	25,643,935	14,554,854

Total Net Assets	$893,387,811	$218,565,583	$848,629,481	$780,023,656	$128,157,256	$101,039,412

Investments, at cost	$950,313,467	$260,283,773	$892,141,262	$867,633,521	$129,063,041	$121,402,523
Cost of short-term investments held as
collateral for loaned securities	$62,216,905	$32,224,046	$51,923,119	$51,748,936	$25,153,980	$12,990,827
Foreign currencies, at cost	$7,283,129	$554,772	$618,605	$7,198	$32	$—

1 Including up front payments received of $265,380. See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of operations

Optimum Fund Trust

Six Months Ended September 30, 2008 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Dividends	$83,922	$7,707,586	$6,777,839	$12,134,403	$395,932	$818,262
Interest	26,594,840	34,905	536,134	335,708	19,167	98,058
Securities lending income	292,888	331,127	379,019	366,693	181,094	98,130
Foreign tax withheld	—	(830,556)	(148,401)	(69,359)	(3,311)	(3,195)
	26,971,650	7,243,062	7,544,591	12,767,445	592,882	1,011,255

Expenses:
Management fees	2,702,890	1,106,490	3,807,579	3,128,726	785,140	587,991
Distribution expenses – Class A	106,386	37,705	93,663	89,396	16,632	15,805
Distribution expenses – Class B	41,759	19,645	45,872	45,011	8,156	8,177
Distribution expenses – Class C	1,241,229	396,478	1,006,464	986,116	171,637	163,113
Dividend disbursing and transfer agent
fees and expenses	1,174,968	418,656	1,300,695	1,123,158	260,961	230,476
Administration expenses	710,736	228,005	768,076	674,168	117,771	93,143
Accounting fees	183,556	54,778	196,833	185,455	30,974	24,795
Reports and statements to shareholders	73,818	17,514	67,742	40,442	9,058	6,272
Professional fees	59,189	27,882	59,844	48,114	21,864	22,341
Trustees’ fees	55,989	16,401	63,310	52,371	8,625	6,842
Custodian fees	36,004	66,643	38,914	15,570	5,037	1,665
Registration fees	31,451	28,207	42,043	31,486	26,891	26,699
Pricing fees	26,952	9,839	1,539	771	837	463
Insurance fees	17,815	5,437	19,386	17,014	2,748	2,235
Other	8,749	5,429	9,463	8,413	4,266	2,799
	6,471,491	2,439,109	7,521,423	6,446,211	1,470,597	1,192,816
Less fees waived	(916,282)	(12,258)	—	(104,830)	(161,460)	(211,946)
Less expense paid indirectly	(32,712)	(354)	(2,947)	(4,498)	(3,068)	(945)
Total operating expenses	5,522,497	2,426,497	7,518,476	6,336,883	1,306,069	979,925
Net Investment Income (Loss)	21,449,153	4,816,565	26,115	6,430,562	(713,187)	31,330

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(20,173,149)	373,935	(35,674,282)	(36,130,029)	(8,752,892)	(520,326)
Futures contracts	503,366	—	—	—	—	—
Swap contracts	665,596	—	—	—	—	—
Options written	935,995	—	—	—	—	—
Foreign currencies	(1,689,145)	315,251	(75,401)	(7,445)	5,742	—
Net realized gain (loss)	(19,757,337)	689,186	(35,749,683)	(36,137,474)	(8,747,150)	(520,326)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(39,271,736)	(67,756,659)	(104,712,077)	(73,779,668)	1,623,791	(5,182,812)

Net Realized and Unrealized Loss on
Investments and Foreign Currencies	(59,029,073)	(67,067,473)	(140,461,760)	(109,917,142)	(7,123,359)	(5,703,138)

Net Decrease in Net Assets
Resulting from Operations	$(37,579,920)	$(62,250,908)	$(140,435,645)	$(103,486,580)	$(7,836,546)	$(5,671,808)

See accompanying notes

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,449,153	$38,945,982	$4,816,565	$5,069,917
Net realized gain (loss) on investments and foreign currencies	(19,757,337)	12,617,654	689,186	18,453,208
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(39,271,736)	(18,721,227)	(67,756,659)	(37,113,580)
Net increase (decrease) in net assets resulting from operations	(37,579,920)	32,842,409	(62,250,908)	(13,590,455)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,078,427)	(2,646,846)	(165,152)	(189,722)
Class B	(117,135)	(320,455)	(24,242)	(11,832)
Class C	(3,560,839)	(8,955,345)	(491,535)	(231,986)
Institutional Class	(12,286,859)	(26,434,885)	(1,464,022)	(1,985,115)

Net realized gain on investments:
Class A	(185,122)	(528,340)	(367,545)	(1,634,305)
Class B	(25,716)	(76,173)	(67,937)	(314,623)
Class C	(760,332)	(2,107,786)	(1,377,512)	(6,066,171)
Institutional Class	(1,866,977)	(4,886,758)	(2,915,201)	(11,269,275)
	(19,881,407)	(45,956,588)	(6,873,146)	(21,703,029)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,427,076	14,435,397	1,078,264	3,911,302
Class B	80,600	595,022	9,235	98,087
Class C	14,977,556	65,517,471	3,602,749	15,823,329
Institutional Class	103,545,880	286,862,984	25,459,442	72,567,219

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,242,507	3,100,810	526,172	1,799,221
Class B	136,557	381,274	90,619	322,331
Class C	4,224,954	10,822,039	1,848,087	6,233,115
Institutional Class	13,811,195	30,570,046	4,326,526	13,070,704
	141,446,325	412,285,043	36,941,094	113,825,308

Cost of shares repurchased:
Class A	(7,376,244)	(12,098,669)	(2,859,458)	(5,478,936)
Class B	(947,971)	(1,637,721)	(346,644)	(730,248)
Class C	(30,704,833)	(42,458,019)	(9,259,504)	(18,875,450)
Institutional Class	(78,345,981)	(165,647,750)	(23,344,814)	(43,335,971)
	(117,375,029)	(221,842,159)	(35,810,420)	(68,420,605)
Increase in net assets derived from capital share transactions	24,071,296	190,442,884	1,130,674	45,404,703
Net Increase (Decrease) in Net Assets	(33,390,031)	177,328,705	(67,993,380)	10,111,219

Net Assets:
Beginning of period	926,777,842	749,449,137	286,558,963	276,447,744
End of period	$893,387,811	$926,777,842	$218,565,583	$286,558,963

Undistributed net investment income	$11,250,559	$8,266,779	$4,986,798	$1,994,097

See accompanying notes

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$26,115	$(878,571)	$6,430,562	$10,314,552
Net realized gain (loss) on investments and foreign currencies	(35,749,683)	(1,111,008)	(36,137,474)	38,298,471
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(104,712,077)	(48,271,448)	(73,779,668)	(117,063,900)
Net decrease in net assets resulting from operations	(140,435,645)	(50,261,027)	(103,486,580)	(68,450,877)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(134,409)	(630,550)
Class B	—	—	(8,243)	(43,545)
Class C	—	—	(181,720)	(905,530)
Institutional Class	—	—	(2,187,864)	(8,485,398)

Net realized gain on investments:
Class A	—	(1,441,876)	(662,775)	(2,973,297)
Class B	—	(264,016)	(117,880)	(553,227)
Class C	—	(5,499,011)	(2,598,600)	(11,425,809)
Institutional Class	—	(15,352,305)	(8,022,167)	(29,657,350)

Return of capital:
Class A	—	(178,767)	—	—
Class B	—	(32,243)	—	—
Class C	—	(684,542)	—	—
Institutional Class	—	(1,950,630)	—	—
	—	(25,403,390)	(13,913,658)	(54,674,706)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,013,639	11,236,759	2,949,616	10,589,119
Class B	22,105	353,506	31,371	292,083
Class C	9,825,065	46,004,662	9,934,330	44,680,367
Institutional Class	108,200,839	352,905,856	98,344,734	261,214,984

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,601,503	790,220	3,559,703
Class B	—	292,790	124,194	589,420
Class C	—	6,112,565	2,749,342	12,187,382
Institutional Class	—	17,075,912	10,086,689	37,620,966
	121,061,648	435,583,553	125,010,496	370,734,024

Cost of shares repurchased:
Class A	(6,609,072)	(10,926,086)	(5,970,988)	(11,557,514)
Class B	(794,132)	(1,424,579)	(780,350)	(1,479,221)
Class C	(23,130,291)	(35,449,190)	(23,140,015)	(38,254,240)
Institutional Class	(91,570,764)	(111,018,222)	(73,384,386)	(114,719,796)
	(122,104,259)	(158,818,077)	(103,275,739)	(166,010,771)
Increase (decrease) in net assets derived from capital share transactions	(1,042,611)	276,765,476	21,734,757	204,723,253
Net Increase (Decrease) in Net Assets	(141,478,256)	201,101,059	(95,665,481)	81,597,670

Net Assets:
Beginning of period	990,107,737	789,006,678	875,689,137	794,091,467
End of period	$848,629,481	$990,107,737	$780,023,656	$875,689,137

Undistributed (accumulated) net investment income (loss)	$(791)	$(117,792)	$6,351,648	$2,500,621

See accompanying notes

(continues)       53

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(713,187)	$(1,894,246)	$31,330	$(261,575)
Net realized gain (loss) on investments	(8,747,150)	2,123,424	(520,326)	6,418,795
Net change in unrealized appreciation/depreciation of investments	1,623,791	(26,799,380)	(5,182,812)	(28,485,141)
Net decrease in net assets resulting from operations	(7,836,546)	(26,570,202)	(5,671,808)	(22,327,921)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(560,950)	(15,258)	(942,182)
Class B	—	(99,631)	(2,844)	(167,781)
Class C	—	(2,002,272)	(57,073)	(3,299,775)
Institutional Class	—	(4,508,315)	(115,421)	(6,085,136)

Return of capital:
Class A	—	(8,235)	—	—
Class B	—	(1,431)	—	—
Class C	—	(29,741)	—	—
Institutional Class	—	(68,975)	—	—
	—	(7,279,550)	(190,596)	(10,494,874)

Capital Share Transactions:
Proceeds from shares sold:
Class A	611,282	1,996,981	544,979	1,579,999
Class B	3,224	44,255	1,662	46,917
Class C	1,734,070	8,156,460	1,585,881	6,594,307
Institutional Class	15,860,619	43,794,668	9,889,008	30,115,190

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	562,249	15,258	915,729
Class B	—	100,327	2,813	166,279
Class C	—	2,010,432	56,432	3,260,663
Institutional Class	—	4,507,312	113,479	5,967,026
	18,209,195	61,172,684	12,209,512	48,646,110

Cost of shares repurchased:
Class A	(1,134,446)	(2,920,642)	(1,427,776)	(3,141,056)
Class B	(141,109)	(287,031)	(130,218)	(293,314)
Class C	(4,319,915)	(7,352,657)	(4,387,611)	(8,306,564)
Institutional Class	(12,222,308)	(20,692,762)	(9,690,929)	(21,722,296)
	(17,817,778)	(31,253,092)	(15,636,534)	(33,463,230)
Increase (decrease) in net assets derived from capital share transactions	391,417	29,919,592	(3,427,022)	15,182,880
Net Decrease in Net Assets	(7,445,129)	(3,930,160)	(9,289,426)	(17,639,915)

Net Assets:
Beginning of period	135,602,385	139,532,545	110,328,838	127,968,753
End of period	$128,157,256	$135,602,385	$101,039,412	$110,328,838

Undistributed net investment income	$—	$—	$26,496	$—

See accompanying notes

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$8.930	$9.050	$8.740	$8.890	$8.980	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.201	0.402	0.399	0.316	0.279	0.171
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.565)	(0.066)	0.255	(0.199)	(0.061)	0.417
Total from investment operations	(0.364)	0.336	0.654	0.117	0.218	0.588

Less dividends and distributions from:
Net investment income	(0.159)	(0.380)	(0.344)	(0.253)	(0.228)	(0.098)
Net realized gain on investments	(0.027)	(0.076)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.186)	(0.456)	(0.344)	(0.267)	(0.308)	(0.108)

Net asset value, end of period	$8.380	$8.930	$9.050	$8.740	$8.890	$8.980

Total return[4]	(4.12% )	3.78%	7.58%	1.31%	2.59%	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,851	$63,262	$58,691	$47,956	$33,251	$12,049
Ratio of expenses to average net assets	1.24%	1.24%	1.25%	1.25%	1.24%	1.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.44%	1.43%	1.61%	1.67%	1.70%	2.25%
Ratio of net investment income to average net assets	4.57%	4.44%	4.48%	3.55%	3.12%	2.88%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.37%	4.25%	4.12%	3.13%	2.66%	1.83%
Portfolio turnover	191%	256%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       55

Financial highlights

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$8.930	$9.060	$8.740	$8.900	$8.990	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.173	0.343	0.342	0.258	0.221	0.133
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.557)	(0.076)	0.264	(0.209)	(0.055)	0.420
Total from investment operations	(0.384)	0.267	0.606	0.049	0.166	0.553

Less dividends and distributions from:
Net investment income	(0.129)	(0.321)	(0.286)	(0.195)	(0.176)	(0.053)
Net realized gain on investments	(0.027)	(0.076)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.156)	(0.397)	(0.286)	(0.209)	(0.256)	(0.063)

Net asset value, end of period	$8.390	$8.930	$9.060	$8.740	$8.900	$8.990

Total return[4]	(4.33% )	2.99%	7.01%	0.54%	1.88%	6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,557	$8,788	$9,568	$9,278	$8,405	$4,296
Ratio of expenses to average net assets	1.89%	1.89%	1.90%	1.90%	1.89%	1.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.09%	2.08%	2.26%	2.32%	2.35%	2.90%
Ratio of net investment income to average net assets	3.92%	3.79%	3.83%	2.90%	2.47%	2.23%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.72%	3.60%	3.47%	2.48%	2.01%	1.18%
Portfolio turnover	191%	256%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$8.940	$9.060	$8.750	$8.900	$8.990	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.173	0.343	0.341	0.258	0.221	0.133
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.567)	(0.066)	0.255	(0.199)	(0.055)	0.420
Total from investment operations	(0.394)	0.277	0.596	0.059	0.166	0.553

Less dividends and distributions from:
Net investment income	(0.129)	(0.321)	(0.286)	(0.195)	(0.176)	(0.053)
Net realized gain on investments	(0.027)	(0.076)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.156)	(0.397)	(0.286)	(0.209)	(0.256)	(0.063)

Net asset value, end of period	$8.390	$8.940	$9.060	$8.750	$8.900	$8.990

Total return[4]	(4.44% )	3.11%	6.88%	0.65%	1.88%	6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,755	$257,340	$227,036	$186,869	$125,301	$52,649
Ratio of expenses to average net assets	1.89%	1.89%	1.90%	1.90%	1.89%	1.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.09%	2.08%	2.26%	2.32%	2.35%	2.90%
Ratio of net investment income to average net assets	3.92%	3.79%	3.83%	2.90%	2.47%	2.23%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.72%	3.60%	3.47%	2.48%	2.01%	1.18%
Portfolio turnover	191%	256%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       57

Financial highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$8.920	$9.050	$8.730	$8.890	$8.970	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.217	0.434	0.431	0.348	0.310	0.192
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.555)	(0.076)	0.265	(0.209)	(0.050)	0.407
Total from investment operations	(0.338)	0.358	0.696	0.139	0.260	0.599

Less dividends and distributions from:
Net investment income	(0.175)	(0.412)	(0.376)	(0.285)	(0.260)	(0.119)
Net realized gain on investments	(0.027)	(0.076)	—	(0.014)	(0.080)	(0.010)
Total dividends and distributions	(0.202)	(0.488)	(0.376)	(0.299)	(0.340)	(0.129)

Net asset value, end of period	$8.380	$8.920	$9.050	$8.730	$8.890	$8.970

Total return[4]	(3.83% )	4.04%	8.09%	1.56%	2.96%	7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$598,225	$597,388	$454,154	$309,363	$153,085	$22,276
Ratio of expenses to average net assets	0.89%	0.89%	0.90%	0.90%	0.89%	0.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.09%	1.08%	1.26%	1.32%	1.35%	1.90%
Ratio of net investment income to average net assets	4.92%	4.79%	4.83%	3.90%	3.47%	3.23%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.72%	4.60%	4.47%	3.48%	3.01%	2.18%
Portfolio turnover	191%	256%	238%	298%	352%	383%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.840	$15.490	$13.470	$11.660	$10.670	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.228	0.262	0.112	0.180	0.050	0.021
Net realized and unrealized gain (loss) on investments
and foreign currencies	(3.189)	(0.798)	2.661	2.456	1.069	2.155
Total from investment operations	(2.961)	(0.536)	2.773	2.636	1.119	2.176

Less dividends and distributions from:
Net investment income	(0.102)	(0.116)	(0.172)	(0.074)	—	—
Net realized gain on investments	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.329)	(1.114)	(0.753)	(0.826)	(0.129)	(0.006)

Net asset value, end of period	$10.550	$13.840	$15.490	$13.470	$11.660	$10.670

Total return[4]	(21.86% )	(3.96% )	21.26%	23.54%	10.62%	25.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,448	$22,971	$25,523	$20,247	$11,300	$4,083
Ratio of expenses to average net assets	1.77%	1.75%	1.96%	1.96%	1.98%	1.92%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.78%	1.75%	1.96%	2.20%	2.30%	3.82%
Ratio of net investment income to average net assets	3.45%	1.69%	0.78%	1.47%	0.45%	0.30%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	3.44%	1.69%	0.78%	1.23%	0.13%	(1.60% )
Portfolio turnover	20%	19%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       59

Financial highlights

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.580	$15.240	$13.290	$11.530	$10.620	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.186	0.163	0.021	0.102	(0.020)	(0.023)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(3.138)	(0.787)	2.614	2.426	1.059	2.149
Total from investment operations	(2.952)	(0.624)	2.635	2.528	1.039	2.126

Less dividends and distributions from:
Net investment income	(0.081)	(0.038)	(0.104)	(0.016)	—	—
Net realized gain on investments	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.308)	(1.036)	(0.685)	(0.768)	(0.129)	(0.006)

Net asset value, end of period	$10.320	$13.580	$15.240	$13.290	$11.530	$10.620

Total return[4]	(22.18% )	(4.59% )	20.44%	22.81%	9.91%	25.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,992	$4,203	$5,031	$4,594	$3,386	$1,624
Ratio of expenses to average net assets	2.42%	2.40%	2.61%	2.61%	2.63%	2.57%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.43%	2.40%	2.61%	2.85%	2.95%	4.47%
Ratio of net investment income (loss) to average net assets	2.80%	1.04%	0.13%	0.82%	(0.20% )	(0.35% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	2.79%	1.04%	0.13%	0.58%	(0.52% )	(2.25% )
Portfolio turnover	20%	19%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.590	$15.250	$13.290	$11.540	$10.620	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.186	0.163	0.021	0.102	(0.020)	(0.023)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(3.138)	(0.787)	2.624	2.416	1.069	2.149
Total from investment operations	(2.952)	(0.624)	2.645	2.518	1.049	2.126

Less dividends and distributions from:
Net investment income	(0.081)	(0.038)	(0.104)	(0.016)	—	—
Net realized gain on investments	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.308)	(1.036)	(0.685)	(0.768)	(0.129)	(0.006)

Net asset value, end of period	$10.330	$13.590	$15.250	$13.290	$11.540	$10.620

Total return[4]	(22.16% )	(4.59% )	20.51%	22.69%	10.01%	25.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,070	$84,431	$91,696	$70,828	$38,517	$14,339
Ratio of expenses to average net assets	2.42%	2.40%	2.61%	2.61%	2.63%	2.57%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.43%	2.40%	2.61%	2.85%	2.95%	4.47%
Ratio of net investment income (loss) to average net assets	2.80%	1.04%	0.13%	0.82%	(0.20% )	(0.35% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	2.79%	1.04%	0.13%	0.58%	(0.52% )	(2.25% )
Portfolio turnover	20%	19%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       61

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.940	$15.590	$13.550	$11.720	$10.690	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.251	0.317	0.162	0.224	0.089	0.045
Net realized and unrealized gain (loss) on investments
and foreign currencies	(3.220)	(0.797)	2.679	2.464	1.079	2.151
Total from investment operations	(2.969)	(0.480)	2.841	2.688	1.168	2.196

Less dividends and distributions from:
Net investment income	(0.114)	(0.172)	(0.220)	(0.106)	(0.009)	—
Net realized gain on investments	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)	(0.006)
Total dividends and distributions	(0.341)	(1.170)	(0.801)	(0.858)	(0.138)	(0.006)

Net asset value, end of period	$10.630	$13.940	$15.590	$13.550	$11.720	$10.690

Total return[4]	(21.77% )	(3.59% )	21.68%	23.91%	11.08%	25.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,056	$174,954	$154,198	$99,733	$44,149	$9,302
Ratio of expenses to average net assets	1.42%	1.40%	1.61%	1.61%	1.63%	1.57%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.43%	1.40%	1.61%	1.85%	1.95%	3.47%
Ratio of net investment income to average net assets	3.80%	2.04%	1.13%	1.82%	0.80%	0.65%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	3.79%	2.04%	1.13%	1.58%	0.48%	(1.25% )
Portfolio turnover	20%	19%	18%	68%	82%	49%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months							8/1/03[2]
	Ended	Year Ended						to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.220	$11.980	$11.540	$10.020		$9.570		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.007)	(0.021)	(0.047)	(0.057)		(0.036)		(0.037)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.583)	(0.406)	0.692	1.577		0.486		1.107
Total from investment operations	(1.590)	(0.427)	0.645	1.520		0.450		1.070

Less dividends and distributions from:
Net realized gain on investments	—	(0.296)	(0.205)	—		—		—
Return of capital	—	(0.037)	—	—		—		—
Total dividends and distributions	—	(0.333)	(0.205)	—		—		—

Net asset value, end of period	$9.630	$11.220	$11.980	$11.540		$10.020		$9.570

Total return[4]	(14.08% )	(3.86% )	5.75%	15.17%		4.70%		12.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,292	$54,022	$56,088	$47,283		$26,252		$9,337
Ratio of expenses to average net assets	1.60%	1.60%	1.69%	1.69%		1.67%		1.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.60%	1.60%	1.77%	1.84%		1.87%		2.51%
Ratio of net investment loss to average net assets	(0.12% )	(0.17% )	(0.41% )	(0.52%	)	(0.37%	)	(0.61% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.12% )	(0.17% )	(0.49% )	(0.67%	)	(0.57%	)	(1.51% )
Portfolio turnover	122%	59%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       63

Financial highlights

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months							8/1/03[2]
	Ended	Year Ended						to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.870	$11.700	$11.340	$9.910		$9.530		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.042)	(0.100)	(0.119)	(0.126)		(0.099)		(0.077)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.518)	(0.397)	0.684	1.556		0.479		1.107
Total from investment operations	(1.560)	(0.497)	0.565	1.430		0.380		1.030

Less dividends and distributions from:
Net realized gain on investments	—	(0.296)	(0.205)	—		—		—
Return of capital	—	(0.037)	—	—		—		—
Total dividends and distributions	—	(0.333)	(0.205)	—		—		—

Net asset value, end of period	$9.310	$10.870	$11.700	$11.340		$9.910		$9.530

Total return[4]	(14.35% )	(4.56% )	5.14%	14.43%		3.99%		12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,339	$9,345	$10,819	$10,168		$7,603		$3,568
Ratio of expenses to average net assets	2.25%	2.25%	2.34%	2.34%		2.32%		2.26%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.25%	2.25%	2.42%	2.49%		2.52%		3.16%
Ratio of net investment loss to average net assets	(0.77% )	(0.82% )	(1.06% )	(1.17%	)	(1.02%	)	(1.26% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.77% )	(0.82% )	(1.14% )	(1.32%	)	(1.22%	)	(2.16% )
Portfolio turnover	122%	59%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months							8/1/03[2]
	Ended	Year Ended						to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.870	$11.700	$11.340	$9.910		$9.530		$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.042)	(0.100)	(0.119)	(0.126)		(0.099)		(0.077)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.518)	(0.397)	0.684	1.556		0.479		1.107
Total from investment operations	(1.560)	(0.497)	0.565	1.430		0.380		1.030

Less dividends and distributions from:
Net realized gain on investments	—	(0.296)	(0.205)	—		—		—
Return of capital	—	(0.037)	—	—		—		—
Total dividends and distributions	—	(0.333)	(0.205)	—		—		—

Net asset value, end of period	$9.310	$10.870	$11.700	$11.340		$9.910		$9.530

Total return[4]	(14.35% )	(4.56% )	5.14%	14.43%		3.99%		12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162,669	$203,394	$203,591	$164,995		$91,434		$35,143
Ratio of expenses to average net assets	2.25%	2.25%	2.34%	2.34%		2.32%		2.26%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.25%	2.25%	2.42%	2.49%		2.52%		3.16%
Ratio of net investment loss to average net assets	(0.77% )	(0.82% )	(1.06% )	(1.17%	)	(1.02%	)	(1.26% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.77% )	(0.82% )	(1.14% )	(1.32%	)	(1.22%	)	(2.16% )
Portfolio turnover	122%	59%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       65

Financial highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months							8/1/03[2]
	Ended	Year Ended						to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05		3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.410	$12.140	$11.650	$10.080		$9.590		$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.013	0.023	(0.006)	(0.019)		(0.002)		(0.015)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.603)	(0.420)	0.701	1.589		0.492		1.105
Total from investment operations	(1.590)	(0.397)	0.695	1.570		0.490		1.090

Less dividends and distributions from:
Net realized gain on investments	—	(0.296)	(0.205)	—		—		—
Return of capital	—	(0.037)	—	—		—		—
Total dividends and distributions	—	(0.333)	(0.205)	—		—		—

Net asset value, end of period	$9.820	$11.410	$12.140	$11.650		$10.080		$9.590

Total return[4]	(13.94% )	(3.56% )	6.13%	15.57%		5.11%		12.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$635,329	$723,347	$518,509	$355,961		$158,200		$21,557
Ratio of expenses to average net assets	1.25%	1.25%	1.34%	1.34%		1.32%		1.26%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.25%	1.25%	1.42%	1.49%		1.52%		2.16%
Ratio of net investment income (loss) to average net assets	0.23%	0.18%	(0.06% )	(0.17%	)	(0.02%	)	(0.26% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.23%	0.18%	(0.14% )	(0.32%	)	(0.22%	)	(1.16% )
Portfolio turnover	122%	59%	37%	48%		37%		51%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.170	$12.730	$11.320	$10.840	$9.830	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.075	0.138	0.128	0.092	0.074	0.038
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.353)	(0.931)	1.614	0.947	1.100	1.331
Total from investment operations	(1.278)	(0.793)	1.742	1.039	1.174	1.369

Less dividends and distributions from:
Net investment income	(0.029)	(0.134)	(0.104)	(0.065)	(0.028)	(0.023)
Net realized gain on investments	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.172)	(0.767)	(0.332)	(0.559)	(0.164)	(0.039)

Net asset value, end of period	$9.720	$11.170	$12.730	$11.320	$10.840	$9.830

Total return[4]	(11.60% )	(6.80% )	15.65%	9.82%	12.04%	16.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,166	$53,097	$58,161	$45,666	$27,524	$9,115
Ratio of expenses to average net assets	1.54%	1.54%	1.55%	1.55%	1.53%	1.50%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.56%	1.56%	1.73%	1.83%	1.84%	2.52%
Ratio of net investment income to average net assets	1.37%	1.09%	1.07%	0.83%	0.72%	0.59%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.35%	1.07%	0.89%	0.55%	0.41%	(0.43% )
Portfolio turnover	33%	30%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       67

Financial highlights

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.090	$12.640	$11.240	$10.780	$9.810	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.040	0.056	0.052	0.021	0.008	(0.003)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.347)	(0.923)	1.606	0.933	1.098	1.329
Total from investment operations	(1.307)	(0.867)	1.658	0.954	1.106	1.326

Less dividends and distributions from:
Net investment income	(0.010)	(0.050)	(0.030)	—	—	—
Net realized gain on investments	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.153)	(0.683)	(0.258)	(0.494)	(0.136)	(0.016)

Net asset value, end of period	$9.630	$11.090	$12.640	$11.240	$10.780	$9.810

Total return[4]	(11.93% )	(7.38% )	14.97%	9.05%	11.36%	15.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,648	$9,454	$11,403	$10,103	$8,072	$3,609
Ratio of expenses to average net assets	2.19%	2.19%	2.20%	2.20%	2.18%	2.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.21%	2.21%	2.38%	2.48%	2.49%	3.17%
Ratio of net investment income (loss) to average net assets	0.72%	0.44%	0.42%	0.18%	0.07%	(0.06% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.70%	0.42%	0.24%	(0.10% )	(0.24% )	(1.08% )
Portfolio turnover	33%	30%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.080	$12.630	$11.240	$10.780	$9.810	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.040	0.057	0.051	0.021	0.008	(0.003)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.337)	(0.924)	1.597	0.933	1.098	1.329
Total from investment operations	(1.297)	(0.867)	1.648	0.954	1.106	1.326

Less dividends and distributions from:
Net investment income	(0.010)	(0.050)	(0.030)	—	—	—
Net realized gain on investments	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.153)	(0.683)	(0.258)	(0.494)	(0.136)	(0.016)

Net asset value, end of period	$9.630	$11.080	$12.630	$11.240	$10.780	$9.810

Total return[4]	(11.85% )	(7.39% )	14.88%	9.16%	11.36%	15.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,934	$205,501	$216,527	$163,876	$97,823	$35,732
Ratio of expenses to average net assets	2.19%	2.19%	2.20%	2.20%	2.18%	2.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.21%	2.21%	2.38%	2.48%	2.49%	3.17%
Ratio of net investment income (loss) to average net assets	0.72%	0.44%	0.42%	0.18%	0.07%	(0.06% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.70%	0.42%	0.24%	(0.10% )	(0.24% )	(1.08% )
Portfolio turnover	33%	30%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       69

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.190	$12.750	$11.330	$10.860	$9.840	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.094	0.183	0.170	0.131	0.110	0.060
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.362)	(0.931)	1.623	0.936	1.110	1.330
Total from investment operations	(1.268)	(0.748)	1.793	1.067	1.220	1.390

Less dividends and distributions from:
Net investment income	(0.039)	(0.179)	(0.145)	(0.103)	(0.064)	(0.034)
Net realized gain on investments	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)	(0.016)
Total dividends and distributions	(0.182)	(0.812)	(0.373)	(0.597)	(0.200)	(0.050)

Net asset value, end of period	$9.740	$11.190	$12.750	$11.330	$10.860	$9.840

Total return[4]	(11.50% )	(6.46% )	16.12%	10.19%	12.41%	16.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$559,276	$607,637	$508,000	$319,857	$140,341	$17,962
Ratio of expenses to average net assets	1.19%	1.19%	1.20%	1.20%	1.18%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.21%	1.21%	1.38%	1.48%	1.49%	2.17%
Ratio of net investment income to average net assets	1.72%	1.44%	1.42%	1.18%	1.07%	0.94%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.70%	1.42%	1.24%	0.90%	0.76%	(0.08% )
Portfolio turnover	33%	30%	22%	52%	38%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.280	$14.070	$14.340	$11.750		$11.260	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.063)	(0.177)	(0.155)	(0.176)		(0.161)	(0.100)
Net realized and unrealized gain (loss) on investments	(0.577)	(1.952)	0.188	2.766		0.653	2.860
Total from investment operations	(0.640)	(2.129)	0.033	2.590		0.492	2.760

Less dividends and distributions from:
Net realized gain on investments	—	(0.651)	(0.303)	—		(0.002)	—
Return of capital	—	(0.010)	—	—		—	—
Total dividends and distributions	—	(0.661)	(0.303)	—		(0.002)	—

Net asset value, end of period	$10.640	$11.280	$14.070	$14.340		$11.750	$11.260

Total return[4]	(5.67% )	(15.96% )	0.37%	22.04%		4.37%	32.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,269	$9,282	$12,088	$11,984		$6,133	$2,115
Ratio of expenses to average net assets	1.90%	1.92%	1.95%	1.95%		1.80%	1.81%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.13%	2.11%	2.32%	2.46%		2.69%	4.11%
Ratio of net investment loss to average net assets	(1.07% )	(1.27% )	(1.15% )	(1.38%	)	(1.42% )	(1.41% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.30% )	(1.46% )	(1.52% )	(1.89%	)	(2.31% )	(3.71% )
Portfolio turnover	124%	46%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       71

Financial highlights

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.930	$13.750	$14.110	$11.640		$11.230	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.100)	(0.265)	(0.240)	(0.257)		(0.233)	(0.146)
Net realized and unrealized gain (loss) on investments	(0.550)	(1.894)	0.183	2.727		0.645	2.876
Total from investment operations	(0.650)	(2.159)	(0.057)	2.470		0.412	2.730

Less dividends and distributions from:
Net realized gain on investments	—	(0.651)	(0.303)	—		(0.002)	—
Return of capital	—	(0.010)	—	—		—	—
Total dividends and distributions	—	(0.661)	(0.303)	—		(0.002)	—

Net asset value, end of period	$10.280	$10.930	$13.750	$14.110		$11.640	$11.230

Total return[4]	(5.95% )	(16.56% )	(0.27% )	21.22%		3.67%	32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,396	$1,620	$2,187	$2,285		$1,665	$792
Ratio of expenses to average net assets	2.55%	2.57%	2.60%	2.60%		2.45%	2.46%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.78%	2.76%	2.97%	3.11%		3.34%	4.76%
Ratio of net investment loss to average net assets	(1.72% )	(1.92% )	(1.80% )	(2.03%	)	(2.07% )	(2.06% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.95% )	(2.11% )	(2.17% )	(2.54%	)	(2.96% )	(4.36% )
Portfolio turnover	124%	46%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.930	$13.750	$14.110	$11.640		$11.230	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.100)	(0.264)	(0.240)	(0.257)		(0.233)	(0.146)
Net realized and unrealized gain (loss) on investments	(0.550)	(1.895)	0.183	2.727		0.645	2.876
Total from investment operations	(0.650)	(2.159)	(0.057)	2.470		0.412	2.730

Less dividends and distributions from:
Net realized gain on investments	—	(0.651)	(0.303)	—		(0.002)	—
Return of capital	—	(0.010)	—	—		—	—
Total dividends and distributions	—	(0.661)	(0.303)	—		(0.002)	—

Net asset value, end of period	$10.280	$10.930	$13.750	$14.110		$11.640	$11.230

Total return[4]	(5.95% )	(16.56% )	(0.27% )	21.22%		3.67%	32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,682	$34,086	$40,324	$36,537		$19,883	$7,521
Ratio of expenses to average net assets	2.55%	2.57%	2.60%	2.60%		2.45%	2.46%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.78%	2.76%	2.97%	3.11%		3.34%	4.76%
Ratio of net investment loss to average net assets	(1.72% )	(1.92% )	(1.80% )	(2.03%	)	(2.07% )	(2.06% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.95% )	(2.11% )	(2.17% )	(2.54%	)	(2.96% )	(4.36% )
Portfolio turnover	124%	46%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       73

Financial highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						8/1/03[2]
	Ended	Year Ended					to
	9/30/08[1]	3/31/08	3/31/07	3/31/06		3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$11.470	$14.250	$14.470	$11.820		$11.280	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.043)	(0.128)	(0.108)	(0.131)		(0.121)	(0.075)
Net realized and unrealized gain (loss) on investments	(0.587)	(1.991)	0.191	2.781		0.663	2.855
Total from investment operations	(0.630)	(2.119)	0.083	2.650		0.542	2.780

Less dividends and distributions from:
Net realized gain on investments	—	(0.651)	(0.303)	—		(0.002)	—
Return of capital	—	(0.010)	—	—		—	—
Total dividends and distributions	—	(0.661)	(0.303)	—		(0.002)	—

Net asset value, end of period	$10.840	$11.470	$14.250	$14.470		$11.820	$11.280

Total return[4]	(5.49% )	(15.68% )	0.72%	22.42%		4.81%	32.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,810	$90,614	$84,934	$67,466		$31,827	$10,212
Ratio of expenses to average net assets	1.55%	1.57%	1.60%	1.60%		1.45%	1.46%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.78%	1.76%	1.97%	2.11%		2.34%	3.76%
Ratio of net investment loss to average net assets	(0.72% )	(0.92% )	(0.80% )	(1.03%	)	(1.07% )	(1.06% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.95% )	(1.11% )	(1.17% )	(1.54%	)	(1.96% )	(3.36% )
Portfolio turnover	124%	46%	46%	47%		44%	16%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.380	$13.540	$13.590	$12.410	$11.010	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.002	(0.025)	(0.020)	(0.022)	(0.055)	(0.046)
Net realized and unrealized gain (loss) on investments	(0.554)	(2.102)	0.759	2.043	1.801	2.616
Total from investment operations	(0.552)	(2.127)	0.739	2.021	1.746	2.570

Less dividends and distributions from:
Net realized gain on investments	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$9.810	$10.380	$13.540	$13.590	$12.410	$11.010

Total return[4]	(5.34% )	(16.34% )	5.93%	17.17%	16.12%	30.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,838	$9,145	$12,721	$13,300	$7,297	$2,126
Ratio of expenses to average net assets	1.75%	1.76%	1.76%	1.76%	1.73%	1.67%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.13%	2.09%	2.32%	2.58%	2.61%	4.08%
Ratio of net investment income (loss) to average net assets	0.04%	(0.20% )	(0.16% )	(0.17% )	(0.47% )	(0.69% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.34% )	(0.53% )	(0.72% )	(0.99% )	(1.35% )	(3.10% )
Portfolio turnover	63%	53%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       75

Financial highlights

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.030	$13.190	$13.350	$12.280	$10.970	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.031)	(0.102)	(0.101)	(0.102)	(0.129)	(0.090)
Net realized and unrealized gain (loss) on investments	(0.541)	(2.025)	0.730	2.013	1.785	2.620
Total from investment operations	(0.572)	(2.127)	0.629	1.911	1.656	2.530

Less dividends and distributions from:
Net realized gain on investments	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$9.440	$10.030	$13.190	$13.350	$12.280	$10.970

Total return[4]	(5.72% )	(16.79% )	5.27%	16.35%	15.35%	29.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,425	$1,636	$2,239	$2,359	$1,859	$819
Ratio of expenses to average net assets	2.40%	2.41%	2.41%	2.41%	2.38%	2.32%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.78%	2.74%	2.97%	3.23%	3.26%	4.73%
Ratio of net investment loss to average net assets	(0.61% )	(0.85% )	(0.81% )	(0.82% )	(1.12% )	(1.34% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.99% )	(1.18% )	(1.37% )	(1.64% )	(2.00% )	(3.75% )
Portfolio turnover	63%	53%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.020	$13.190	$13.350	$12.280	$10.970	$8.500

Income (loss) from investment operations:
Net investment loss[3]	(0.031)	(0.102)	(0.101)	(0.102)	(0.129)	(0.090)
Net realized and unrealized gain (loss) on investments	(0.531)	(2.035)	0.730	2.013	1.785	2.620
Total from investment operations	(0.562)	(2.137)	0.629	1.911	1.656	2.530

Less dividends and distributions from:
Net realized gain on investments	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$9.440	$10.020	$13.190	$13.350	$12.280	$10.970

Total return[4]	(5.72% )	(16.79% )	5.27%	16.35%	15.35%	29.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,448	$32,891	$41,622	$38,782	$23,869	$9,018
Ratio of expenses to average net assets	2.40%	2.41%	2.41%	2.41%	2.38%	2.32%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.78%	2.74%	2.97%	3.23%	3.26%	4.73%
Ratio of net investment loss to average net assets	(0.61% )	(0.85% )	(0.81% )	(0.82% )	(1.12% )	(1.34% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.99% )	(1.18% )	(1.37% )	(1.64% )	(2.00% )	(3.75% )
Portfolio turnover	63%	53%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)       77

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					8/1/03[2]
	Ended	Year Ended				to
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$10.580	$13.720	$13.720	$12.470	$11.040	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.021	0.018	0.025	0.023	(0.014)	(0.022)
Net realized and unrealized gain (loss) on investments	(0.563)	(2.125)	0.764	2.068	1.790	2.622
Total from investment operations	(0.542)	(2.107)	0.789	2.091	1.776	2.600

Less dividends and distributions from:
Net realized gain on investments	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)
Total dividends and distributions	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)	(0.060)

Net asset value, end of period	$10.020	$10.580	$13.720	$13.720	$12.470	$11.040

Total return[4]	(5.23% )	(15.97% )	6.24%	17.66%	16.35%	30.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,328	$66,657	$71,387	$54,803	$26,900	$9,262
Ratio of expenses to average net assets	1.40%	1.41%	1.41%	1.41%	1.38%	1.32%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.78%	1.74%	1.97%	2.23%	2.26%	3.73%
Ratio of net investment income (loss) to average net assets	0.39%	0.15%	0.19%	0.18%	(0.12% )	(0.34% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.01%	(0.18% )	(0.37% )	(0.64% )	(1.00% )	(2.75% )
Portfolio turnover	63%	53%	49%	42%	46%	40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Optimum Fund Trust

September 30, 2008 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund and 4.50% for Optimum Fixed Income Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to August 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

(continues)     79

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Repurchase Agreements — Each Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund expect to declare and pay dividends from net investment income, if any, annually. Optimum Fixed Income Fund expects to declare and pay dividends from net investment income quarterly. Each Fund will declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net capital gains twice a year.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly”.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rate of the average daily net assets of a Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 to $1 billion
0.5000% of net assets over $1 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 to $100 million
0.7800% of net assets from $100 to $300 million
0.7650% of net assets from $300 to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets over $500 million to $1 billion
0.7100% of assets from $1 billion to $1.5 billion
0.7000% of assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets over $500 million to $1 billion
0.6675% of assets from $1 billion to $1.5 billion
0.6475% of assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Effective May 27, 2008, TCW Investment Management Company (TCW) replaced Aberdeen Asset Management Inc. as the Optimum Fixed Income Fund’s sub-advisor; Optimum International Fund – Mondrian Investment Partners Limited and AllianceBernstein L.P; Optimum Large Cap Growth Fund – Marsico Capital Management, LLC, T. Rowe Price Associates, Inc.; and effective September 30, 2008, Fred Alger Management, Inc.; Optimum Large Cap Value Fund – Massachusetts Financial Services Company and TCW; Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, L.P. and, effective June 26, 2008, Wellington Management Company, LLP (Wellington) (Wellington replaced Oberweis Asset Management, Inc. as sub-advisor); Optimum Small-Mid Cap Value Fund – Hotchkis and Wiley Capital Management, LLC, Delafield Asset Management (a division of Reich & Tang Asset Management, LLC) and The Killen Group, Inc.

For the six months ended September 30, 2008, DMC paid the following sub-advisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$499,573	$570,988	$2,126,007	$1,632,443	$529,989	$390,987

(continues)     81

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Effective August 1, 2008,
operating expense limitation as
a percentage of average
daily net assets (per annum)	0.89%	1.42%	1.27%	1.19%	1.55%	1.40%
Expiration date	8/1/09	8/1/09	8/1/09	8/1/09	8/1/09	8/1/09
Through July 31, 2008,
operating expense limitation as
a percentage of average
daily net assets (per annum)	0.89%	1.44%	1.29%	1.19%	1.55%	1.40%
Expiration date	7/31/08	7/31/08	7/31/08	7/31/08	7/31/08	7/31/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0050% of the first $3 billion; 0.0045% of the next $2 billion; 0.0040% of the next $2.5 billion; 0.0030% of the next $2.5 billion; and 0.0025% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended September 30, 2008, each Fund was charged for these services as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$22,915	$6,837	$25,070	$21,619	$3,532	$2,793

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of pocket expenses) of 0.165% of assets up to $500 million of the Fund’s total average daily net assets, 0.140% of assets from $500 million to $1 billion, and 0.115% of assets over $1 billion. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For such services, the Trust pays DSC a fee at an annual rate of 0.235% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2008, each Fund had liabilities payable to affiliates as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment management
fee payable to DMC	$266,204	$150,197	$568,722	$448,203	$88,189	$49,987
Dividend disbursing, transfer agent and fund
accounting oversight fees, administration
fees and other expenses payable to DSC	311,636	95,181	314,413	283,389	62,488	53,742
Distribution fees payable to DDLP	218,808	61,887	165,505	166,545	29,699	28,831
Other expenses payable
to DMC and affiliates*	51,972	12,914	53,519	44,197	31,689	5,535

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended September 30, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
	$9,683	$5,869	$16,570	$15,908	$1,490	$2,632

For the six months ended September 30, 2008, DDLP received gross CDSC commissions on redemptions of each Fund’s Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class B	$12,427	$5,224	$14,208	$14,014	$2,692	$2,232
Class C	20,514	5,372	16,059	15,073	2,744	2,473

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government securities	$698,291,371	$28,216,983	$583,963,185	$166,144,194	$86,625,903	$32,028,969
Purchases of U.S. government securities	198,778,345	—	—	—	—	—
Sales other than U.S. government securities	645,898,996	26,848,397	577,624,337	138,478,848	85,871,858	34,792,658
Sales of U.S. government securities	188,097,371	—	—	—	—	—

At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$1,013,410,796	$292,565,753	$953,457,318	$922,875,414	$154,451,576	$135,178,877
Aggregate unrealized appreciation	$9,278,367	$11,048,332	$43,530,552	$36,753,782	$16,693,402	$4,329,694
Aggregate unrealized depreciation	(61,744,787)	(55,440,613)	(104,630,934)	(128,783,062)	(19,596,757)	(24,793,505)
Net unrealized depreciation	$(52,466,420)	$(44,392,281)	$(61,100,382)	$(92,029,280)	$(2,903,355)	$(20,463,811)

(continues)     83

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

Effective April 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Funds’ investment in their entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Securities
Level 1	$141,606,171	$44,164,416	$845,510,660	$808,640,339	$150,176,852	$114,122,999
Level 2	789,694,833	203,892,024	46,846,276	22,205,795	1,371,369	592,067
Level 3	29,643,372	117,032	—	—	—	—
Total	$960,944,376	$248,173,472	$892,356,936	$830,846,134	$151,548,221	$114,715,066
Derivatives
Level 1	$—	$—	$—	$—	$—	$—
Level 2	1,777,857	622,225	1,066	—	—	—
Level 3	—	—	—	—	—	—
Total	$1,777,857	$622,225	$1,066	$—	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Optimum	Optimum
	Fixed Income	International
	Fund	Fund
Securities
Balance as of 3/31/08	$13,845,627	$—
Net realized loss	(947,216)	—
Net change in unrealized
appreciation/depreciation	(285,049)	(45,178)
Net purchases, sales and settlements	17,030,010	—
Net transfers in and/or out of Level 3	—	162,210
Balance as of 9/30/08	$29,643,372	$117,032

Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/08	$(838,878)	$—

There were no Level 3 securities at the beginning or end of the period for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2008 and the year ended March 31, 2008 was as follows:

Six Months Ended September 30, 2008*

	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Small-Mid Cap
	Fund	Fund	Value Fund	Value Fund
Ordinary income	$19,881,407	$2,397,637	$2,572,090	$4,834
Long-term capital gain	—	4,475,509	11,341,568	185,762
Total	$19,881,407	$6,873,146	$13,913,658	$190,596

Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund did not make any distributions during the six months ended September 30, 2008.

Year Ended March 31, 2008

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Ordinary income	$45,555,372	$4,036,591	$969,203	$15,643,413	$—	$1,485,909
Long-term capital gain	401,216	17,666,438	21,588,005	39,031,293	7,171,168	9,008,965
Return of capital	—	—	2,846,182	—	108,382	—
Total	$45,956,588	$21,703,029	$25,403,390	$54,674,706	$7,279,550	$10,494,874

*Tax information for the six months ended September 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of September 30, 2008, the estimated components of net assets on a tax basis were as follows:

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Growth Fund
Share of beneficial interest	$952,170,107	$257,040,082	$957,340,750
Undistributed ordinary income	13,491,803	5,608,727	—
Undistributed long-term capital gain	—	367,648	—
Realized losses 4/1/08 – 9/30/08	(18,752,176)	—	(47,621,871)
Other temporary differences	(646,478)	—	—
Unrealized depreciation on investments, swap contracts and foreign currencies	(52,875,445)	(44,450,874)	(61,089,398)
Net assets	$893,387,811	$218,565,583	$848,629,481

	Optimum	Optimum	Optimum
	Large Cap	Small-Mid Cap	Small-Mid Cap
	Value Fund	Growth Fund	Value Fund
Share of beneficial interest	$903,737,847	$142,286,481	$122,759,079
Undistributed ordinary income	6,351,648	—	26,496
Realized losses 4/1/08 – 9/30/08	(38,042,083)	(11,225,869)	(1,282,352)
Unrealized depreciation of investment and foreign currencies	(92,023,756)	(2,903,356)	(20,463,811)
Net assets	$780,023,656	$128,157,256	$101,039,412

(continues)     85

Notes to financial statements

Optimum Fund Trust

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts, mark-to-market on financial futures contracts, and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, dividends and distributions, paydowns losses on mortgage- and asset-backed securities, foreign financial future contracts, CDS contracts and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2008, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Undistributed (accumulated) net	$(1,422,113)	$321,087	$90,886	$(67,299)	$713,187	$(4,834)
investment income (loss)
Accumulated net realized gain (loss)	1,422,113	(321,087)	75,401	67,299	(5,742)	4,834
Paid-in capital	—	—	(166,287)	—	(707,445)	—

6. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08	9/30/08	3/31/08
Shares sold:
Class A	390,541	1,591,711	82,156	249,304	264,894	894,309
Class B	9,096	65,651	746	6,171	1,988	28,718
Class C	1,701,477	7,223,032	274,428	1,028,302	885,649	3,760,334
Institutional Class	11,765,555	31,621,851	1,886,514	4,642,336	9,278,107	28,248,672
	13,866,669	40,502,245	2,243,844	5,926,113	10,430,638	32,932,033

Shares issued upon reinvestment of dividends
and distributions:
Class A	144,598	348,052	40,193	119,290	—	126,966
Class B	15,881	42,787	7,058	21,696	—	23,877
Class C	491,471	1,214,403	143,932	419,667	—	498,637
Institutional Class	1,608,377	3,434,748	328,264	862,968	—	1,332,346
	2,260,327	5,039,990	519,447	1,423,621	—	1,981,826

Shares repurchased:
Class A	(840,712)	(1,333,695)	(222,699)	(356,133)	(587,942)	(886,555)
Class B	(108,112)	(180,491)	(27,579)	(48,425)	(73,163)	(117,913)
Class C	(3,500,170)	(4,683,252)	(721,781)	(1,246,950)	(2,118,441)	(2,956,301)
Institutional Class	(8,926,087)	(18,267,065)	(1,783,006)	(2,839,358)	(7,964,980)	(8,897,038)
	(13,375,081)	(24,464,503)	(2,755,065)	(4,490,866)	(10,744,526)	(12,857,807)
Net increase (decrease)	2,751,915	21,077,732	8,226	2,858,868	(313,888)	22,056,052

6. Capital Shares (continued)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08	9/30/08	3/31/08
Shares sold:
Class A	270,854	825,722	51,957	141,680	50,492	126,658
Class B	3,059,099	22,083	272	3,093	172	3,405
Class C	909,169	3,516,098	152,315	593,936	153,212	544,662
Institutional Class	8,941,078	20,674,129	1,325,171	3,133,276	904,887	2,422,447
	13,180,200	25,038,032	1,529,715	3,871,985	1,108,763	3,097,172

Shares issued upon reinvestment of dividends
and distributions:
Class A	72,890	285,105	—	40,657	1,401	79,601
Class B	11,542	47,416	—	7,453	268	14,904
Class C	255,515	981,957	—	149,667	5,364	293,193
Institutional Class	928,793	3,017,839	—	321,939	10,191	512,807
	1,268,740	4,332,317	—	519,716	17,224	900,505

Shares repurchased:
Class A	(552,595)	(926,045)	(97,514)	(218,457)	(133,833)	(265,211)
Class B	(73,197)	(118,920)	(12,603)	(21,466)	(12,736)	(24,859)
Class C	(2,157,663)	(3,093,510)	(381,668)	(559,418)	(426,549)	(712,330)
Institutional Class	(6,772,665)	(9,222,796)	(1,029,073)	(1,516,450)	(892,635)	(1,836,328)
	(9,556,120)	(13,361,271)	(1,520,858)	(2,315,791)	(1,465,753)	(2,838,728)
Net increase (decrease)	4,892,820	16,009,078	8,857	2,075,910	(339,766)	1,158,949

7. Foreign Currency Exchange Contracts

The Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. Financial Futures Contracts

The Optimum Fixed Income Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

(continues)     87

Notes to financial statements

Optimum Fund Trust

9. Written Options

During the six months ended September 30, 2008, the Optimum Fixed Income Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the six months ended September 30, 2008 for Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2008	722	$501,916
Options written	1,710	1,021,969
Options expired	(580)	(338,256)
Options terminated in closing purchase transactions	(1,852)	(1,185,629)
Options outstanding at September 30, 2008	—	$—

10. Swap Contracts

The Optimum Fixed Income Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended September 30, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended September 30, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

10. Swap Contracts (continued)

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

11. Securities Lending

The Funds may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2008, the value of securities on loan was:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Value	$60,080,775	$30,483,544	$50,077,160	$48,138,763	$24,086,734	$12,472,762

The Funds received collateral, comprised of cash and non-cash collateral. The values are shown below:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cash collateral	$62,216,905	$32,224,046	$51,923,119	$51,748,936	$25,153,980	$12,990,827
Non-cash collateral	—	—	—	252,729	46,320	382,200

Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral”.

12. Credit and Market Risk

Some countries in which the Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

(continues)     89

Notes to financial statements

Optimum Fund Trust

12. Credit and Market Risk (continued)

The Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest in REITs and are subject to some of the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended September 30, 2008. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

13. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

14. Other Information

At September 30, 2008, Optimum Fixed Income Fund had direct exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates, including bonds for which Lehman or Lehman’s affiliates was the issuer or counterparty. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, Optimum Fixed Income Fund held securities valued at approximately 0.00% of net assets as of September 30, 2008.

As of September 30, 2008, approximately 0.00% and 0.00% of the Fund’s net assets were subject to direct and indirect exposure of Lehman or Lehman’s affiliates (before collateral), respectively.

Other Fund information (unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Advisory and Sub-Advisory Agreements

At a meeting held on June 12, 2008, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (the “Manager” or “DMC”) and each of the six separate funds within the Trust (the “Funds”), as well as Sub-Advisory Agreements between the Manager and the following sub-advisers: AllianceBernstein L.P. (Optimum International Fund); Columbia Wanger Asset Management, L.P. (Optimum Small-Mid Cap Growth Fund); Delafield Asset Management (Optimum Small-Mid Cap Value Fund); Hotchkis and Wiley Capital Management, LLC (Optimum Small-Mid Cap Value Fund); The Killen Group, Inc. (Optimum Small-Mid Cap Value Fund); Marsico Capital Management, LLC (Optimum Large Cap Growth Fund); Massachusetts Financial Services Company (Optimum Large Cap Value Fund); Mondrian Investment Partners Limited (Optimum International Fund); TCW Investment Management Company (Optimum Large Cap Value Fund); T. Rowe Price Associates, Inc. (Optimum Large Cap Growth Fund). The independent Trustees also approved new Sub-Advisory Agreements between the Manager and each of Fred Alger Management, Inc. (Optimum Large Cap Growth Fund) and Wellington Management Company, LLP (Optimum Small-Mid Cap Growth Fund). In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews and new sub-adviser discussions conducted at the June 12, 2008 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, Linsco/Private Ledger Corp. (“LPL”)) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolio managers from each sub-adviser on a rotating basis, and compliance reports and related certifications furnished by DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); a description of fees charged by DMC and each sub-adviser showing them in each case to be competitive with those charged to other comparable investment companies or accounts; copies of the investment management and sub-advisory agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished in respect to the new Sub-Advisory Agreements for Wellington and Alger included: investment performance of accounts managed by them having comparable mandates to those of the Optimum Small-Mid Cap Growth Fund and Optimum Large Cap Growth Fund, respectively; the compatibility of their investment policy and methodology with those of other sub-advisers to the Funds they would be advising; material regarding the experience and qualifications of personnel responsible for providing portfolio management services; information concerning their organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to their personnel, organization and policies; copies of their compliance policies and procedures and Codes of Ethics; and information on the sub-advisory fees to be charged under their respective Sub-Advisory Agreement along with copies of such Agreements. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. (“Lipper”) comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable (“Lipper Report”).

In considering such information and materials, the independent Trustees received assistance from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract approval considerations which were conducted on a Fund-by-Fund basis.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, the effort and quality of information provided by DMC to the Board in respect to recommendations for sub-advisory changes for certain of the Funds, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. The Board also took into account the distribution services provided each Fund by an affiliate of DMC, noting the general growth in Fund assets. Consideration was also given to the due diligence, attention and high quality of services performed by management personnel of DMC and its affiliates in connection with a proposed conversion and outsourcing of fund accounting operations to The Bank of New York Mellon, as well as a transfer during the past year of the Funds’ custodian function from JPMorgan Chase to The Bank of New York Mellon. The nature and quality of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers’ portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals or in the case of Wellington Management Company, LLP (“Wellington”) and Fred Alger Management, Inc. (“Alger”), in connection with their proposed sub-advisory agreements. Also in regards to Wellington and Alger, the Board reviewed materials provided by both proposed sub-advisers regarding the experience and qualifications of personnel who will be responsible for managing their respective managed segment for each Fund, and placed weight on the performance of each proposed sub-adviser in managing accounts with comparable mandates to the respective Funds which they are proposed to sub-advise.

(continues)     91

Other Fund information (unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Advisory and Sub-Advisory Agreements (continued)

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals and the assessment of whether to hire new sub-advisers for certain Funds. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Class A shares in comparison with a Performance Universe selected by Lipper for the period from inception through March 31, 2008, as well as the one and three year period ending that date. The following summarizes the performance results for each Fund and the Board’s view and in certain cases action taken based on such performance.

Optimum Fixed Income Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception was in the second highest quintile of its Lipper Performance Universe, and for the previous one and three year periods were in the middle quintile of such Universe, respectively. The Trustees were generally satisfied with such performance, noting, however, upon DMC’s recommendation, that the Board at a meeting held May 13, 2008 had approved the appointment of TCW Investment Management Company as a sub-adviser in replacement of Aberdeen Asset Management, Inc. with the objective of improving recent performance.

Optimum International Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception as well as for the previous one year period was in the second lowest quintile of such Universe and for the previous three year period was in the middle quintile of such Universe. The Board found such performance to be acceptable, noting that the Fund’s annualized performance of 15.84% since inception as shown in the Lipper Report was less than one percent below the Performance Universe median for such period.

Optimum Large Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception and for the previous three year period was in the middle quintile of such Universe and for the one year period was in the second lowest quintile of such Universe. The Board endorsed Management’s efforts to improve performance through approving DMC’s recommendation to add Alger as a third sub-advisor to the Fund with the expectation that Alger’s more aggressively managed growth strategy is likely to improve results over a period of time. The Board also noted that the Fund’s performance since inception as shown in the Lipper Report exceeded the median of its Lipper Performance Universe.

Optimum Large Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception as well as the previous one and three year periods were in the second highest quintile of such Universe. The Board was satisfied with such performance.

Optimum Small-Mid Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance since inception was in the middle quintile of such Universe and for the one and three year periods was in the second lowest quintile of such Universe, respectively. The Board was satisfied with Management’s efforts to improve performance through its recommendation to appoint Wellington as a new sub-adviser replacing Oberweis as approved by the Board, noting that historical performance analysis information furnished by DMC to the Trustees indicated that Wellington’s more consistent yet still aggressive investment strategy will work well with that of Columbia Wanger Asset Management, L.P. in improving Fund performance.

Optimum Small-Mid Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap value funds as selected by Lipper. The Lipper Report for the Fund showed its investment performance since inception was in the middle quintile of such Universe and for the one and three year periods was in the second lowest quintile of such Universe, respectively. Based on discussions with Management on the performance and complementary investment strategies of each of the Fund’s three sub-advisers, the Board felt that such performance did not warrant any immediate change in sub-advisers. The Board also noted that the Fund’s performance since inception as shown in the Lipper Report exceeded the median of its Lipper Performance Universe.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund’s expenses, including management fees, in comparison to a group of other funds constituting its appropriate Lipper Expense Group. The Lipper Report showed the actual total expenses of each Fund to be the highest or close to the highest in its respective Lipper Expense Group. While intending to discuss fee modifications with Management in the future (in addition to the advisory fee modifications cited below), the Trustees noted that DMC had in the past and would continue through July 31, 2009 to reimburse expenses and waive fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts, and that the expense levels of each Fund had declined from the previous year other than those of the Optimum Small-Mid Cap Value Fund which basically stayed the same. The Board also noted that the fees to be charged by Wellington as sub-adviser to the Optimum Small-Mid Cap Growth Fund were higher than those charged by Oberweis Asset Management, Inc., but would be paid out of the fee paid to DMC in its role as investment manager and would result in no increase in advisory fees to such Fund. Lastly, the Board noted that the addition of Alger as a third sub-adviser to Optimum Large Cap Growth Fund and the fees to be charged by Alger thereon would also not result in any increase in advisory fees paid by the Fund to DMC.

Board Consideration of Optimum Fund Trust Investment Advisory and Sub-Advisory Agreements (continued)

DMC’s Profitability; Economies of Scale. Based on the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC (including information that showed the impact to DMC’s profitability as a result of the proposed sub-adviser changes), the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds were excessive. Trustees were also given information on profits being realized by the sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser’s overall investment advisory business. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC or the sub-advisers in connection with their relationship to the Funds such as soft dollar arrangements. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided a Fund. The Trustees also noted that economies of scale may be shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund each had less than $140 Million in net assets at March 31, 2008 and the Trustees believed that at such asset levels no meaningful economies of scale existed. The investment management fees for all the other Funds contained breakpoints with each Fund’s asset size being at a high enough level to benefit from such breakpoints and to the extent economies of scale may be realized in the management of any of these Funds, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders. The Board noted that the asset levels of each of the Optimum Large Cap Value Fund and Optimum Large Cap Growth Fund, which at March 31, 2008 were approximately $876 million and $990 million, respectively, were in the last breakpoint under their respective investment management agreements and following discussions with Management, it was agreed that additional breakpoints would be added to the investment management fees of both Funds at the $1 billion and $1.5 billion asset levels. Consequently, effective July 1, 2008, the investment management fee charged the Optimum Large Cap Value Fund was amended to provide new breakpoints of 0.6675% on assets from $1 billion to $1.5 billion and 0.6475% on assets over $1.5 billion, and the investment management fee charged the Optimum Large Cap Growth Fund was amended to provide new breakpoints of 0.71% on assets from $1 billion to $1.5 billion and 0.70% on assets over $1.5 billion.

Board Consideration of Sub-Advisory Agreement with TCW Investment Management Company

At a special meeting held on May 13, 2008, the Board of Trustees, including a majority of non-interested or independent Trustees, approved a new Sub-Advisory Agreement between Delaware Management Company (the “Manager” or “DMC”) and TCW Investment Management Company (“TCW”) for the Optimum Fixed Income Fund. TCW replaced Aberdeen Asset Management, Inc. (“Aberdeen”) as a sub-adviser to the Fund. In reaching such decision, the Board considered and reviewed information about TCW, including its personnel, operations and financial condition, which had been provided by TCW. The Board also reviewed material furnished by DMC (with the assistance of its consultant, LPL), including: a memorandum from DMC reviewing the TCW Sub-Advisory Agreement (the “TCW Agreement”) and the various services proposed to be rendered by TCW; research and analysis concerning DMC’s proposal of TCW; a description of TCW’s proposed sub-advisory fees under the TCW Agreement; information concerning TCW’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to TCW’s personnel, organization and policies; copies of TCW’s compliance policies and procedures and its Code of Ethics; and a copy of the TCW Agreement. The Board also noted that certain information regarding TCW had been made available to it throughout the year as a result of TCW’s serving as a sub-adviser to the Optimum Large Cap Value Fund.

In considering such information and materials, the independent Trustees received assistance from and met separately with independent counsel. The materials prepared by Management specifically in connection with the approval of the TCW Agreement were sent to the independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its consideration of the TCW Agreement.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by TCW, the Board specifically considered that the TCW Agreement contains substantially similar provisions to those in the prior Aberdeen sub-advisory agreement except for the provisions relating to the fees. The Board reviewed materials provided by TCW regarding the experience and qualifications of personnel who will be responsible for managing TCW’s segment of the Optimum Fixed Income Fund, and placed weight on TCW’s performance in managing an existing account (the “TCW Account”) in a similar investment strategy to the one they would employ for the Fund. The Board also considered that TCW would co-manage the Optimum Fixed Income Fund with another adviser, DMC. The Board considered the compatibility of the two advisers’ investment philosophies and methodologies. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by TCW under the TCW Agreement were satisfactory.

Investment Performance. The Board reviewed information on the performance of the TCW Account over various time periods. The Board also reviewed an analysis showing the projected composite investment performance of the Fund that would have resulted from combining the performance of TCW in managing the TCW Account with the performance of DMC in managing its sleeve of the Fund over various time periods measured in several different ways. In respect to such analysis, the Board noted that TCW’s fixed income style seemed a good complement to that followed by DMC. The Board believed such information and analysis evidenced the benefits to the Fund and high quality of portfolio management services expected to be provided by TCW under the TCW Agreement.

(continues)     93

Other Fund information (unaudited)

Optimum Fund Trust

Board Consideration of Sub-Advisory Agreement with TCW Investment Management Company (continued)

Sub-Advisory Fee; Profitability; and Economies of Scale. The Board noted that the fees to be paid to TCW under the TCW Agreement were higher than those charged by Aberdeen, but would be paid out of the fee paid to DMC in its role as investment manager and would result in no increase in costs to the Fund. The Board also noted that the fees to be charged by TCW under the TCW Agreement were less than those charged by TCW to separate accounts having a similar investment mandate. The Board was informed that TCW may receive certain fall-out benefits in connection with its relationship with the Fund, such as soft-dollar arrangements. The Board also noted that the management fee paid by the Fund to DMC would stay the same, and that DMC’s profitability would be slightly reduced based on the fees paid by DMC under the TCW Agreement. Information about TCW’s estimated profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through DMC’s investment management fee breakpoints, so that as the Fund grows in size its effective management fee rate declines. Based upon such facts, the Board believed that the fees to be charged by TCW under the TCW Agreement were fair and reasonable in relation to the services being provided.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Mark S. Casady
Chairman and
Chief Executive Officer
LPL Financial Corporation

Theodore K. Smith
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Stephen Paul Mullin
Senior Vice President — Econsult Corporation

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor

Affiliated officers

David F. Connor
Vice President,
Deputy General Counsel
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Senior Vice President,
General Counsel
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and financial institutions
representatives only
800 362-7500

Web site
www.optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Fund’s Web site at www.optimummutualfunds.com ; and (iii) on the Commission’s Web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.optimummutualfunds.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Optimum Fund Trust

THEODORE K. SMITH
By:	Theodore K. Smith
Title:	Chief Executive Officer
Date:	December 1, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THEODORE K. SMITH
By:	Theodore K. Smith
Title:	Chief Executive Officer
Date:	December 1, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 1, 2008